Registration Statement No. 333-72336

811-08317

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 2

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 10

THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
(Exact name of Registrant)

THE TRAVELERS LIFE AND ANNUITY COMPANY
(Name of Depositor)

One Cityplace, Hartford, Connecticut 06103-3415

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including area code: (860) 308-1000

ERNEST J. WRIGHT

The Travelers Life and Annuity Company

One Cityplace

Hartford, Connecticut 06103-3415

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]	on May 1, 2003 pursuant to paragraph (b) of Rule 485.

[ ]	__ days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]	on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ N/A ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Information Required in a Prospectus

Travelers Life & Annuity PrimElite II Annuity Prospectus

The Travelers Separate Account PF For Variable Annuities
The Travelers Separate Account PF II For Variable Annuities

This prospectus describes Travelers Life & Annuity PrimElite II Annuity, an individual flexible premium deferred variable annuity contract (the “Contract”) issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment (“Qualified Contracts”) as well as those that do not qualify for such treatment (“Nonqualified Contracts”).

You can choose to have your premium (“Purchase Payments”) accumulate on a variable and/or, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

AIM Variable Insurance Funds, Inc.	Smith Barney Investment Series (continued)
AIM V.I. Capital Appreciation Fund — Series II	Smith Barney Large Cap Core Portfolio
AIM V.I. Premier Equity Fund — Series II	Smith Barney Premier Selections All Cap Growth Portfolio
AllianceBernstein Variable Product Series Fund, Inc.	The Travelers Series Trust
AllianceBernstein Premier Growth Portfolio — Class B(1)	Convertible Securities Portfolio
AllianceBernstein Technology Portfolio — Class B(2)	MFS Mid Cap Growth Portfolio
American Funds Insurance Series	MFS Research Portfolio
Global Growth Fund — Class 2 Shares	Social Awareness Stock Portfolio
Growth Fund — Class 2 Shares	The Universal Institutional Funds, Inc.
Growth-Income Fund — Class 2 Shares	Equity and Income Portfolio, Class II
Franklin Templeton Variable Insurance Products Trust	Travelers Series Fund Inc.
Mutual Shares Securities Fund — Class 2 Shares	MFS Total Return Portfolio
Templeton Growth Securities Fund — Class 2 Shares	Smith Barney Aggressive Growth Portfolio
Greenwich Street Series Fund	Smith Barney High Income Portfolio
Appreciation Portfolio	Smith Barney International All Cap Growth Portfolio
Fundamental Value Portfolio	Smith Barney Large Cap Value Portfolio
Oppenheimer Variable Account Funds	Smith Barney Large Capitalization Growth Portfolio
Oppenheimer Capital Appreciation Fund/VA — Service Shares	Smith Barney Mid Cap Core Portfolio
Oppenheimer Main Street Fund/VA — Service Shares(3)	Smith Barney Money Market Portfolio
Pioneer Variable Contracts Trust	Travelers Managed Income Portfolio
Pioneer Fund VCT Portfolio — Class II Shares	Van Kampen Life Investment Trust
Pioneer Mid Cap Value VCT Portfolio — Class II Shares	Comstock Portfolio Class II Shares
Putnam Variable Trust	Emerging Growth Portfolio Class II Shares
Putnam VT International Equity Fund — Class IB Shares(4)	Growth and Income Portfolio Class II Shares
Putnam VT Small Cap Value Fund — Class IB Shares	Variable Annuity Portfolios
Smith Barney Allocation Series Inc.	Smith Barney Small Cap Growth Opportunities Portfolio
Select Balanced Portfolio	Variable Insurance Products Fund (Fidelity)
Select Growth Portfolio	Equity-Income Portfolio — Service Class 2
Select High Growth Portfolio	Growth Portfolio — Service Class 2
Smith Barney Investment Series	Variable Insurance Products Fund III (Fidelity)
Smith Barney Government Portfolio	Mid Cap Portfolio — Service Class 2
Smith Barney Growth and Income Portfolio

______________

(1)	Formerly Premier Growth Portfolio — Class B	(3)	Formerly Oppenheimer Main Street Growth & Income Fund/VA —
(2)	Formerly Technology Portfolio — Class B		Service Shares
		(4)	Formerly Putnam VT International Growth Fund — Class IB Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information (“SAI”) dated May 1, 2003. We filed the SAI with the Securities and Exchange Commission (“SEC”), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Service Center, One Cityplace, Hartford, Connecticut 06103-3415, call (888) 556-5412 or access the SEC’s website (http://www.sec.gov). See Appendix C for the SAI’s table of contents.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable annuity contracts are not deposits of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus dated May 1, 2003

TABLE OF CONTENTS

Glossary	3	Payment Options	31
Summary	5	Election of Options	31
Fee Table	8	Annuity Options	31
Condensed Financial Information.	14	Variable Liquidity Benefit	32
The Annuity Contract	14	Miscellaneous Contract Provisions	32
Contract Owner Inquiries	14	Right to Return	32
Purchase Payments	14	Termination	32
Accumulation Units	14	Required Reports	33
The Variable Funding Options	15	Suspension of Payments.	33
The Fixed Account	19	The Separate Accounts	33
Charges and Deductions	19	Performance Information	33
General	19	Federal Tax Considerations	34
Withdrawal Charge	20	Non-Resident Aliens	34
Free Withdrawal Allowance	20	General Taxation of Annuities.	34
Administrative Charges..	20	Types of Contracts: Qualified or Nonqualified	35
Mortality and Expense Risk Charge	21	Nonqualified Annuity Contracts	35
Variable Liquidity Benefit Charge	21	Puerto Rico Tax Considerations	35
E.S.P. Charge	21	Qualified Annuity Contracts	36
Transfer Charge	21	Penalty Tax for Premature Distributions	36
Variable Funding Option Expenses.	21	Diversification Requirements for Variable
Premium Tax	21	Annuities.	36
Changes in Taxes Based Upon Premium or		Ownership of the Investments	36
Value	22	Mandatory Distributions for Qualified Plans	36
Transfers	22	Taxation of Death Benefit Proceeds	37
Dollar Cost Averaging	23	Other Information	37
Access to Your Money	23	The Insurance Companies.	37
Systematic Withdrawals	24	Financial Statements	37
Loans	24	Distribution of Variable Annuity Contracts	37
Ownership Provisions	24	Conformity with State and Federal Laws	37
Types of Ownership	24	Voting Rights	37
Contract Owner...	24	Legal Proceedings and Opinions	38
Beneficiary	25	Appendix A: Condensed Financial Information
Annuitant	25	Separate Account PF for Variable Annuities	A-1
Contingent Annuitant	25	Appendix B: Condensed Financial Information
Death Benefit	25	Separate Account PF II for Variable Annuities	B-1
Death Proceeds Before the Maturity Date	26	Appendix C: The Fixed Account	C-1
Payment of Proceeds	27	Appendix D: Waiver of Withdrawal Charge for
Spousal Contract Continuance	29	Nursing Home Confinement	D-1
Beneficiary Contract Continuance	29	Appendix E: Contents of the Statement of
Planned Death Benefit	29	Additional Information	E-1
Death Proceeds After the Maturity Date	30
The Annuity Period	30
Maturity Date	30
Allocation of Annuity	30
Variable Annuity	30
Fixed Annuity	31

Glossary

Accumulation Unit — an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

Annuitant — the person on whose life the Maturity Date and Annuity Payments depend.

Annuity Payments — a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

Annuity Unit — an accounting unit of measure used to calculate the amount of Annuity Payments.

Cash Surrender Value — the Contract Value less any withdrawal charge and premium tax not previously deducted.

Code — the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

Contingent Annuitant — the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

Contract Date — the date on which the Contract is issued.

Contract Owner (you) — the person named in the Contract (on the specifications page) as the owner of the Contract.

Contract Value — Purchase Payments, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

Contract Years — twelve month periods beginning with the Contract Date.

Death Report Date — the day on which we have received 1) Due Proof of Death and 2) written payment instructions or election of spousal or beneficiary contract continuation.

Due Proof of Death — (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

Fixed Account — an account that consists of all of the assets under this contract other than those in the Separate Account.

Home Office — the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

Maturity Date — the date on which the Annuity Payments are to begin.

Payment Option — an annuity or income option elected under your Contract.

Purchase Payment — any premium paid by you to initiate or supplement this Contract.

Qualified Contract — a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

Separate Account — a segregated account registered with the Securities and Exchange Commission (“SEC”), the assets of which are invested solely in the Variable Funding Options. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

Subaccount — that portion of the assets of a Separate Account that is allocated to a particular Variable Funding Option.

Underlying Fund — a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

Valuation Date — a date on which a Subaccount is valued.

Valuation Period — the period between successive valuations.

Variable Funding Option — an investment option that, through a Subaccount of the Separate Account, invests in an Underlying Fund.

We, us, our — The Travelers Insurance Company or The Travelers Life and Annuity Company.

Written Request — written information sent to us in a form and content satisfactory to us and received at our Home Office.

You, your — the Contract Owner.

Summary:
Travelers Life & Annuity PrimElite II Annuity

This summary details some of the more important points that you should know and consider before purchasing the Contract. Please read the entire prospectus carefully.

What company will issue my Contract? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company (“the Company,” “We” or “Us”). Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated asset account (“Separate Account”). The Travelers Insurance Company sponsors the Travelers Separate Account PF for Variable Annuities (“Separate Account PF”); The Travelers Life and Annuity Company sponsors the Travelers Separate Account PF II for Variable Annuities (“Separate Account PF II”). When we refer to the Separate Account, we are referring to either Separate Account PF or Separate Account PF II, depending upon your issuing Company.

You may only purchase a Contract in states where the Contract has been approved for sale. The Contract or some features may not currently be available for sale in all states.

Can you give me a general description of the Contract? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the “Fixed Account”). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a Qualified Contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a Nonqualified contract, earnings on your after-tax contribution accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (“Annuity Payments”) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options or income options and begin to receive payments, it cannot be changed.

Who should purchase this Contract? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); (3) rollovers from other qualified retirement plans and (4) beneficiary-directed transfers of death proceeds from another contract. Qualified Contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended. Purchase of this Contract through a tax qualified retirement plan (“Plan”) does not provide any additional tax-deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $100 at any time during the accumulation phase. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death proceeds.

Can I exchange my current annuity contract for this Contract? The Code generally permits you to exchange one annuity contract for another in a “tax-free exchange.” Therefore, you can transfer the proceeds from another annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

Is there a right to return period? If you cancel the Contract within twenty days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state law permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

Can you give a general description of the Variable Funding Options and how they operate? The Variable Funding Options represent Subaccounts of The Separate Account. At your direction, the Separate Account, through its Subaccounts, uses your Purchase Payments to purchase units of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners. You may transfer between the Fixed Account and the Variable Funding Options twice a year (during the 30 days after the six-month Contract Date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

What expenses will be assessed under the Contract? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk (“M&E”) charge daily from amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.50%. We also deduct an annual contract administrative charge of $30. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments withdrawn. The maximum percentage is 8%, decreasing to 0% in years nine and later.

If you select the Enhanced Stepped-Up Provision, (“E.S.P.”), an additional 0.25% annually will be deducted from amounts in the Variable Funding Options. This provision is not available when either the Annuitant or owner is age 76 or older on the Rider Effective Date.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. Please refer to The Annuity Period for a description of this benefit.

How will my Purchase Payments and withdrawals be taxed? Generally, the payments you make to a qualified contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Under a NonQualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of Qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

How may I access my money? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

What is the death benefit under the Contract? The death benefit applies upon the first death of the Contract Owner, joint owner, or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death, (2) written payment instructions or the election of spousal or beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

Where may I find out more about Accumulation Unit values? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit Values.

Are there any additional features? This Contract has other features you may be interested in. These include:

    Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.
    Systematic Withdrawal Option. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.
    Automatic Rebalancing. You may elect to have the Company periodically reallocate the values in your Contract to match the rebalancing allocation selected..
    Spousal Contract Continuance (subject to availability). If your spouse is named as an owner and/or beneficiary, and you die prior to the Maturity Date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. This feature applies to a spousal joint Contract Owner and/or beneficiary only.
    Enhanced Stepped-Up Provision (“E.S.P.”). For an additional charge, the total death benefit payable may be increased based on the earnings in your Contract.
    Beneficiary Contract Continuance (not permitted for non-natural beneficiaries). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

FEE TABLE

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See Charges and Deductions in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. Each Variable Funding Option purchases shares of the Underlying Fund at net asset value. The net asset value already reflects the deduction of each Underlying Fund’s Total Operating Expenses as shown in the table below; therefore, you are indirectly bearing the costs of Underlying Fund expenses.

We receive payments or offsets from some of the Underlying Funds, their affiliates or service providers for providing administrative or other services for a fund. These payments vary in amount and currently we receive payments at an annual rate of up to 0.50% of the average net amount invested in an Underlying Fund on behalf of the Separate Accounts. These payments by the funds do not result in any charge to you in addition to the Total Annual Operating Expenses disclosed below for each fund.

Transaction Expenses

  Withdrawal Charge

  (as a percentage of the Purchase Payments withdrawn)

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or equal to	But less than
0 years	2 years	8%
2 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8+ years		0%

Transfer Charge	$10 on any transfers which exceed 12 per year
(we do not currently assess this charge)

Contract Administrative Charges

Annual Contract Administrative Charge (waived if Contract Value is $50,000 or more)	$30

Annual Separate Account Charges:

(as a percentage of the average daily net assets of the Separate Account)

Without E.S.P.		With E.S.P.
Mortality & Expense Risk Charge	1.50%	Mortality & Expense Risk Charge	1.50%
Administrative Expense Charge	0.15%	Administrative Expense Charge	0.15%
Total Separate Account Charges	1.65%	E.S.P. Charge	0.25%
		Total Separate Account Charges	1.90%

Variable Funding Option Expenses:

The first table below shows the minimum and maximum fees and expenses charged by any of the Funds as of December 31, 2002. The second table shows each Fund’s fees and expenses as of December 31, 2002. This information was provided by the Funds and we have not independently verified it. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

Minimum and Maximum Total Annual Fund Operating Expenses as of December 31, 2002

	Minimum (before reimbursement)	Maximum (before reimbursement)

Total Annual Fund Operating Expenses	0.42%	1.65%

Fund Fees and Expenses as of December 31, 2002 (unless otherwise indicated)

(as a percentage of average daily net assets of the funding option)

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund — Series II*	0.61%	0.25%	0.24%	1.10%
AIM V.I. Premier Equity Fund — Series II*	0.61%	0.25%	0.24%	1.10%
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B*	1.00%	0.25%	0.06%	1.31%
AllianceBernstein Technology Portfolio — Class B*	1.00%	0.25%	0.21%	1.46%
American Funds Insurance Series
Global Growth Fund — Class 2 Shares*	0.67%	0.25%	0.04%	0.96%
Growth Fund — Class 2 Shares*	0.38%	0.25%	0.02%	0.65%
Growth-Income Fund — Class 2 Shares*	0.34%	0.25%	0.01%	0.60%
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares*	0.60%	0.25%	0.21%	1.06%(1)
Templeton Growth Securities Fund — Class 2 Shares*	0.81%	0.25%	0.06%	1.12%(2)
Greenwich Street Series Fund
Appreciation Portfolio	0.75%	—	0.02%	0.77%(4)
Fundamental Value Portfolio	0.75%	—	0.03%	0.78%(4)
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares*	0.65%	0.15%	0.01%	0.81%
Oppenheimer Main Street Fund/VA — Service Shares*	0.68%	0.15%	0.01%	0.84%
Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio — Class II Shares*	0.65%	0.25%	0.16%	1.06%
Pioneer Mid Cap Value VCT Portfolio — Class II Shares*	0.65%	0.25%	0.17%	1.07%

Funding Options:	Management Fee (before expense reimbursement)	Distribution and/or Service Fees (12b-1)	Other Expenses (before expense reimbursement)	Total Annual Operating Expenses (before expense reimbursement)#

Putnam Variable Trust
Putnam VT International Equity Fund — Class IB Shares*	0.77%	0.25%	0.22%	1.24%
Putnam VT Small Cap Value Fund — Class IB Shares*	0.80%	0.25%	0.12%	1.17%
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	0.35%	—	0.70%	1.05%(3)
Select Growth Portfolio	0.35%	—	0.79%	1.14%(3)
Select High Growth Portfolio	0.35%	—	0.84%	1.19%(3)
Smith Barney Investment Series
Smith Barney Government Portfolio	0.60%	—	0.40%	1.00%
Smith Barney Growth and Income Portfolio	0.75%	—	0.34%	1.09%
Smith Barney Large Cap Core Portfolio	0.75%	—	0.18%	0.93%
Smith Barney Premier Selections All Cap Growth Portfolio	0.75%	—	0.36%	1.11%
The Travelers Series Trust
Convertible Securities Portfolio	0.66%	—	0.15%	0.81%(4)
MFS Mid Cap Growth Portfolio	0.86%	—	0.07%	0.93%(5)
MFS Research Portfolio	0.86%	—	0.08%	0.94%(5)
Social Awareness Stock Portfolio	0.68%	—	0.10%	0.78%(6)
The Universal Institutional Funds, Inc.
Equity and Income Portfolio, Class II*	0.60%	0.35%	0.70%	1.65%(7)
Travelers Series Fund Inc.
MFS Total Return Portfolio	0.80%	—	0.03%	0.83%(9)
Smith Barney Aggressive Growth Portfolio	0.80%	—	0.03%	0.83%(8)
Smith Barney High Income Portfolio	0.60%	—	0.09%	0.69%(9)
Smith Barney International All Cap Growth Portfolio	0.90%	—	0.10%	1.00%(10)
Smith Barney Large Cap Value Portfolio	0.65%	—	0.03%	0.68%(9)
Smith Barney Large Capitalization Growth Portfolio	0.75%	—	0.05%	0.80%
Smith Barney Mid Cap Core Portfolio	0.75%	—	0.15%	0.90%
Smith Barney Money Market Portfolio	0.38%	—	0.04%	0.42%
Travelers Managed Income Portfolio	0.65%	—	0.04%	0.69%(9)
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares*	0.60%	0.25%	0.09%	0.94%
Emerging Growth Portfolio Class II Shares*	0.70%	0.25%	0.08%	1.03%
Growth and Income Portfolio Class II Shares*	0.60%	0.25%	0.11%	0.96%
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	0.75%	—	0.15%	0.90%
Variable Insurance Products Fund
Equity-Income Portfolio — Service Class 2*	0.48%	0.25%	0.10%	0.83%(11)
Growth Portfolio — Service Class 2*	0.58%	0.25%	0.10%	0.93%(12)
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2*	0.58%	0.25%	0.12%	0.95%(13)

______________

*	The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).

#	Expense reimbursements and waivers that are voluntary may be waived at any time.

Notes

(1)	The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus. The manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(2)	The Fund administration fee is paid indirectly through the management fee. The Fund’s Class 2 distribution plan or “rule 12b-1 plan” is described in the Fund’s prospectus.

(3)	Each Portfolio of the Smith Barney Allocation Series Inc. (a “fund of funds”) invests in the shares of other mutual funds (“underlying funds”). The Management Fee for each Portfolio is 0.35%. While the Portfolios have no direct expenses, the "Other Expenses" figure represents a weighted average of the total expense ratios of the underlying funds as of 1/31/02 (the fiscal year end of the Portfolios).

(4)	Management fee includes an administration fee. Fund has a voluntary expense cap of 0.80%.

(5)	Management fee includes an administration fee. Fund has a voluntary expense cap of 1.00%.

(6)	Management fee has breakpoints. The management rates decrease, as the Fund’s net assets increase. See prospectus for detailed information. Fund has a voluntary expense cap of 1.25%. The management fee also includes an administrative service fee.

(7)	The Portfolio was not operational in 2002. Based on estimates assuming the average daily net assets of the Portfolio were not more than $50,000,000. The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The advisory fee is reduced to reflect the voluntary waiver of a portion or all of the advisory fee and the reimbursement by the Portfolio’s adviser to the extent total annual operating expenses exceed the “Operating Expense Limitation” in the below table. The adviser may terminate these voluntary waivers at any time at its sole discretion. Additionally the distributor has agreed to waive a portion of the 12B-1 fee for the UIF Equity and Income Portfolio Class II shares. The distributor may terminate these voluntary waiver at any time at its sole discretion. After such reductions, the “Management Fee”, “12B-1 Fee”, “Other Operating Expenses” and “Total Operating Expen ses”, would be as follows: 0.25%, 0.05%, 0.70%, and 1.00%, respectively.

(8)	Fund has a voluntary expense cap of 1.00%.

(9)	Fund has a voluntary expense cap of 1.25%.

(10)	Fund has a voluntary expense cap of 1.50%.

(11)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Equity Income Portfolio — Service Class were 0.82%.

(12)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund’s custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Growth Portfolio — Service Class 2 were 0.87%.

(13)	Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund’s expenses. In addition, through arrangements with the fund’s custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. Including such reductions, Total Annual Operating expenses for the Fidelity VIP Mid Cap Portfolio — Service Class 2 were 0.88%.

Examples

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the Underlying Funds for the year ended December 31, 2002. The examples are based on the Funds’ Total Annual Operating Expenses before reimbursement, and do not reflect any waivers or reimbursements. If you have selected Variable Funding Options that have voluntarily or contractually agreed to limit the Total Annual Operating Expenses, your expenses may be lower.

You would pay the following expenses on a $10,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above with the E.S.P. option selected. If you do not select E.S.P., your expenses will be lower. The examples also reflect the annual contract administrative charge.

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund — Series II	1103	1627	2177	3318	303	927	1577	3318
AIM V.I. Premier Equity Fund — Series II	1103	1627	2177	3318	303	927	1577	3318
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	1124	1689	2278	3512	324	989	1678	3512
AllianceBernstein Technology Portfolio — Class B	1139	1733	2350	3649	339	1033	1750	3649
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	1089	1586	2108	3185	289	886	1508	3185
Growth Fund — Class 2 Shares	1058	1493	1955	2885	258	793	1355	2885
Growth-Income Fund — Class 2 Shares	1053	1478	1930	2836	253	778	1330	2836
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	1099	1615	2157	3280	299	915	1557	3280
Templeton Growth Securities Fund — Class 2 Shares	1105	1633	2187	3336	305	933	1587	3336
Greenwich Street Series Fund
Appreciation Portfolio	1070	1529	2015	3003	270	829	1415	3003
Fundamental Value Portfolio	1071	1532	2020	3012	271	832	1420	3012
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	1074	1541	2034	3040	274	841	1434	3040
Oppenheimer Main Street Fund/VA — Service Shares	1077	1550	2049	3070	277	850	1449	3070
Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio — Class II Shares	1099	1615	2157	3280	299	915	1557	3280
Pioneer Mid Cap Value VCT Portfolio — Class II Shares	1100	1618	2162	3289	300	918	1562	3289
Putnam Variable Trust
Putnam VT International Equity Fund — Class IB Shares	1117	1669	2245	3448	317	969	1645	3448
Putnam VT Small Cap Value Fund — Class IB Shares	1110	1648	2211	3383	310	948	1611	3383

	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at end of period shown:

Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years

Smith Barney Allocation Series Inc.
Select Balanced Portfolio	1098	1612	2152	3271	298	912	1552	3271
Select Growth Portfolio	1107	1639	2196	3355	307	939	1596	3355
Select High Growth Portfolio	1112	1654	2220	3402	312	954	1620	3402
Smith Barney Investment Series
Smith Barney Government Portfolio	1093	1598	2128	3223	293	898	1528	3223
Smith Barney Growth and Income Portfolio	1102	1624	2172	3308	302	924	1572	3308
Smith Barney Large Cap Core Portfolio	1086	1577	2094	3157	286	877	1494	3157
Smith Barney Premier Selections All Cap Growth Portfolio	1104	1630	2182	3327	304	930	1582	3327
The Travelers Series Trust
Convertible Securities Portfolio	1074	1541	2035	3041	274	841	1435	3041
MFS Mid Cap Growth Portfolio	1086	1577	2094	3157	286	877	1494	3157
MFS Research Portfolio	1087	1580	2099	3166	287	880	1499	3166
Social Awareness Stock Portfolio	1071	1532	2020	3012	271	832	1420	3012
The Universal Institutional Funds, Inc.
Equity and Income Portfolio, Class II	1158	1788	2440	3818	358	1088	1840	3818
Travelers Series Fund Inc.
MFS Total Return Portfolio	1076	1547	2045	3061	276	847	1445	3061
Smith Barney Aggressive Growth Portfolio	1076	1547	2045	3061	276	847	1445	3061
Smith Barney High Income Portfolio	1062	1505	1975	2924	262	805	1375	2924
Smith Barney International All Cap Growth Portfolio	1093	1598	2128	3223	293	898	1528	3223
Smith Barney Large Cap Value Portfolio	1061	1502	1970	2915	261	802	1370	2915
Smith Barney Large Capitalization Growth Portfolio	1073	1538	2030	3032	273	838	1430	3032
Smith Barney Mid Cap Core Portfolio	1083	1568	2079	3128	283	868	1479	3128
Smith Barney Money Market Portfolio	1035	1424	1840	2656	235	724	1240	2656
Travelers Managed Income Portfolio	1062	1505	1975	2924	262	805	1375	2924
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	1087	1580	2099	3166	287	880	1499	3166
Emerging Growth Portfolio Class II Shares	1096	1607	2143	3252	296	907	1543	3252
Growth and Income Portfolio Class II Shares	1089	1586	2108	3185	289	886	1508	3185
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	1083	1568	2079	3128	283	868	1479	3128
Variable Insurance Products Fund
Equity-Income Portfolio — Service Class 2	1076	1547	2045	3061	276	847	1445	3061
Growth Portfolio — Service Class 2	1086	1577	2094	3157	286	877	1494	3157
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	1088	1583	2104	3176	288	883	1504	3176

CONDENSED FINANCIAL INFORMATION

See Appendices A and B.

THE ANNUITY CONTRACT

Travelers Life & Annuity PrimElite II Annuity is a contract between the Contract Owner (“you”) and the Company. This is the prospectus — it is not the Contract. The prospectus highlights many contract provisions to focus your attention on the Contract’s essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments, plus or minus any investment experience on the amounts you allocate to the Separate Account (“Separate Account Contract Value”) or interest on the amounts you allocate to the Fixed Account (“Fixed Account Con tract Value”). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term “Written Request” is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

Contract Owner Inquiries

Any questions you have about your Contract should be directed to our Home Office at (888) 556-5412.

Purchase Payments

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $5,000. You may make additional payments of at least $100 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax (net Purchase Payment) within two business days after we receive it in good order at our Home Office. We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

Accumulation Units

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. An Accumulation Unit works like a share of a mutual fund. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. We calculate the value of an Accumulation Unit for each Variable Funding Option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

The Variable Funding Options

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your Primerica representative or call (800) 842-9406 to request additional copies of the prospectuses.

If any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

Funding Option	Investment Objective	Investment Adviser/Subadviser

AIM Variable Insurance Funds, Inc.
AIM V.I. Capital Appreciation Fund — Series II	Seeks growth of capital. The Fund normally invests in common stocks of companies that may benefit from new or innovative products, services or processes and those that have above-average long-term earnings growth.	AIM Advisers, Inc.
AIM V.I. Premier Equity Fund — Series II	Seeks to achieve long term growth of capital. Income is a secondary objective. The Fund normally invests in equity securities, including convertible securities.	AIM Advisers, Inc.
AllianceBernstein Variable Product Series Fund, Inc.
AllianceBernstein Premier Growth Portfolio — Class B	Seeks growth of capital. The Fund normally invests in equity securities of a relatively small number of intensely researched U.S. companies.	Alliance Capital Management LP (“Alliance”)
AllianceBernstein Technology Portfolio — Class B	Seeks growth of capital. The Fund normally invests in companies that use technology extensively in the development of new or improved products or processes.	Alliance
American Funds Insurance Series
Global Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies located around the world.	Capital Research and Management Co. (“CRM”)
Growth Fund — Class 2 Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies that appear to offer superior opportunities for growth of capital.	CRM
Growth-Income Fund — Class 2 Shares	Seeks capital appreciation and income. The Fund normally invests in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.	CRM

Funding Option	Investment Objective	Investment Adviser/Subadviser

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 Shares	Seeks capital appreciation. Income is a secondary objective. The Fund normally invests in equity securities of companies believed to be undervalued.	Franklin Mutual Advisers, LLC
Templeton Growth Securities Fund — Class 2 Shares	Seeks long-term capital growth. The Fund normally invests in equity securities of companies located anywhere in the world, including the U.S. and emerging markets.	Templeton Global Advisors Limited
Greenwich Street Series Fund
Appreciation Portfolio	Seeks long- term appreciation of capital. The Fund normally invests in equity securities of U.S. companies.	Smith Barney Fund Management LLC (“SBFM”)
Fundamental Value Portfolio	Seeks long-term capital growth. Current income is a secondary consideration. The Fund normally invests in common stocks, and common stock equivalents of companies, believed to be undervalued.	SBFM
Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of growth companies that may be new companies or well-established companies.	Oppenheimer Funds, Inc.
Oppenheimer Main Street Fund/VA — Service Shares	Seeks high total return. The Fund normally invests in common stocks of U.S. companies and it may invest in debt securities, as well.	Oppenheimer Funds, Inc.
Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio — Class II Shares	Seeks reasonable income and capital growth. The Fund normally invests in equity securities believed to be selling at reasonable prices or discounts to their underlying values.	Pioneer Investment Management, Inc. (“Pioneer”)
Pioneer Mid Cap Value VCT Portfolio — Class II Shares	Seeks capital appreciation. The Fund normally invests in the equity securities of mid-size companies.	Pioneer
Putnam Variable Trust
Putnam VT International Equity Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in common stocks of companies outside the U.S.	Putnam Investment Management (“Putnam”)
Putnam VT Small Cap Value Fund — Class IB Shares	Seeks capital appreciation. The Fund normally invests in the common stocks of U.S. companies believed to be undervalued in the market.	Putnam
Smith Barney Allocation Series Inc.
Select Balanced Portfolio	Seeks a balance of growth of capital and income. The Fund is a “fund of funds.” Rather than investing directly in securities, the Fund normally invests in other Smith Barney equity and fixed-income mutual funds.	Travelers Investment Adviser, Inc. (“TIA”)
Select Growth Portfolio	Seeks long-term growth of capital. The Fund is a “fund of funds.” Rather than investing directly in securities, the Fund normally invests in other Smith Barney mutual funds, which are primarily equity funds.	TIA
Select High Growth Portfolio	Seeks capital appreciation. The Fund is a “fund of funds.” Rather than investing directly in securities, the Fund normally invests in other Smith Barney mutual funds, which are primarily fixed-income funds.	TIA

Funding Option	Investment Objective	Investment Adviser/Subadviser

Smith Barney Investment Series
Smith Barney Government Portfolio	Seeks high current return consistent with preservation of capital. The Fund normally invests in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.	SBFM
Smith Barney Growth and Income Portfolio	Seeks reasonable growth and income. The Fund normally invests in equity securities of large U.S companies that provide dividend or interest income.	SBFM
Smith Barney Large Cap Core Portfolio	Seeks capital appreciation. The Fund normally invests in the equity securities of U.S. companies with large market capitalizations.	SBFM
Smith Barney Premier Selections All Cap Growth Portfolio	Seeks long term capital growth. The Fund consists of a Large Cap Growth segment, Mid Cap Growth segment and Small Cap Growth segment. All three segments normally invest in equity securities. The Large Cap Growth segment invests in large sized companies. The Mid Cap Growth segment invests in medium sized companies. The Small Cap Growth segment invests in small sized companies.	SBFM
The Travelers Series Trust
Convertible Securities Portfolio	Seeks current income and capital appreciation. The Fund normally invests in convertible securities.	TAMIC
MFS Mid Cap Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equity securities of companies with medium market capitalization that are believed to have above average growth potential.	TAMIC Subadviser: Massachusetts Financial Services (“MFS”)
MFS Research Portfolio	Seeks long term growth of capital and future income. The Fund normally invests in the common stocks of companies of any size.	TAMIC Subadviser: MFS
Social Awareness Stock Portfolio	Seeks long term capital appreciation and retention of net investment income. The Fund normally invests in equity securities. The Fund seeks companies that meet certain investment criteria and social criteria.	SBFM
The Universal Institutional Funds, Inc.
Equity and Income Portfolio, Class II	Seeks both capital appreciation and current income. The Fund normally invests in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade fixed income securities.	Morgan Stanley
Travelers Series Fund Inc.
MFS Total Return Portfolio	Seeks above average income consistent with the prudent employment of capital. Secondarily, seeks growth of capital and income. The Fund normally invests in a broad range of equity and fixed-income securities of both U.S. and foreign issuers.	TIA Subadviser: MFS
Smith Barney Aggressive Growth Portfolio	Seeks long-term capital appreciation. The Fund normally invests in common stocks of companies that are experiencing, or are expected to experience, growth in earnings.	SBFM
Smith Barney High Income Portfolio	Seeks high current income. Secondarily, seeks capital appreciation. The Fund normally invests in high yield corporate debt and preferred stock of U.S. and foreign issuers.	SBFM

Funding Option	Investment Objective	Investment Adviser/Subadviser

Smith Barney International All Cap Growth Portfolio	Seeks total return on assets from growth of capital and income. The Fund normally invests in equity securities of foreign companies.	SBFM
Smith Barney Large Cap Value Portfolio	Seeks income and long-term growth of income and capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Large Capitalization Growth Portfolio	Seeks long term growth of capital. The Fund normally invests in equities, or similar securities, of companies with large market capitalizations.	SBFM
Smith Barney Mid Cap Core Portfolio	Seeks long-term growth of capital. The Fund normally invests in equities, or similar securities, of medium sized companies.	SBFM
Smith Barney Money Market Portfolio	Seeks to maximize current income consistent with preservation of capital. The Fund seeks to maintain a stable $1 share price. The Fund normally invests in high quality U.S. short-term debt securities.	SBFM
Travelers Managed Income Portfolio	Seeks high current income consistent with prudent risk of capital. The Fund normally invests in U.S. corporate debt and U.S. government securities.	TAMIC
Van Kampen Life Investment Trust
Comstock Portfolio Class II Shares	Seeks capital growth and income. The Fund normally invests in common and preferred stocks, and convertible securities, of well established undervalued companies.	Van Kampen Asset Management Inc (“Van Kampen”)
Emerging Growth Portfolio Class II Shares	Seeks capital appreciation. The Fund normally invests in common stocks of emerging growth companies.	Van Kampen
Growth and Income Portfolio Class II Shares	Seeks long-term growth of capital and income. The Fund normally invests in income producing equity securities.	Van Kampen
Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio	Seeks long term capital growth. The Fund normally invests in equity securities of small cap companies and related investments.	Citi Fund Management, Inc.
Variable Insurance Products Fund
Equity-Income Portfolio — Service Class 2	Seeks reasonable income. The Fund normally invests in equity securities with a focus on income producing equities.	Fidelity Management & Research Company (“FMR”)
Growth Portfolio — Service Class 2	Seeks capital appreciation. The Fund normally invests in common stocks believed to have above-average growth potential.	FMR
Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2	Seeks long term growth of capital. The Fund normally invests in common stocks of companies with medium market capitalizations.	FMR

FIXED ACCOUNT

We may offer our Fixed Account as a funding option. Please see Appendix C for more information.

CHARGES AND DEDUCTIONS

General

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

    the ability for you to make withdrawals and surrenders under the Contracts the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)
    administration of the annuity options available under the Contracts the distribution of various reports to Contract Owners.

Costs and expenses we incur include:

    losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts sales and marketing expenses including commission payments to your sales agent other costs of doing business.

Risks we assume include:

    that Annuitants may live longer than estimated when the annuity factors under the Contracts were established that the amount of the death benefit will be greater than the Contract Value that the costs of providing the services and benefits under the Contracts will exceed the charges deducted

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Withdrawal Charge

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments are withdrawn before they have been in the Contract for eight years. We will assess the charge as a percentage of the Purchase Payment withdrawn as follows:

Years Since Purchase Payment Made		Withdrawal Charge

Greater than or equal to	But less than
0 years	2 years	8%
2 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 + years		0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

(a)	any Purchase Payment to which no withdrawal charge applies then

(b)	any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

(c)	any remaining Purchase Payment to which a withdrawal charge applies (on a first-in, first-out basis), then

(d)	any Contract earnings

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge if Purchase Payments are distributed:

    due to the death of the Contract Owner or the Annuitant (with no contingent Annuitant surviving)
    if an annuity payout (based on life expectancy) has begun after the first Contract Year due to a minimum distribution under our minimum distribution rules then in effect if the Annuitant is confined to an eligible Nursing Home as described in Appendix D.

Note: Any free withdrawals taken will not reduce Purchase Payments still subject to a withdrawal charge,

Free Withdrawal Allowance

The free withdrawal allowance does not apply to any withdrawals transferred directly to other financial institutions.

Beginning in the second Contract Year, you may withdraw up to 15% of the Contract Value annually, without a withdrawal charge. In addition, if you have enrolled in our systematic withdrawal program and have made an initial Purchase Payment of at least $50,000, you may withdraw up to 15% of the Contract Value in the first Contract Year without incurring a withdrawal charge. (If you have Purchase Payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of Purchase Payments no longer subject to a withdrawal charge. (Note: Any free withdrawal taken will reduce Purchase Payments no longer subject to a withdrawal charge.) The available free withdrawal amount is 15% of the Contract Value at the end of the previous Contract Year. The free withdrawal amount is not cumulative from year to year.

Administrative Charges

There are two administrative charges: the $30 annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in establishing and maintaining the Contract and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge from the Fixed Account or:

            (1)   from the distribution of death proceeds;

            (2)   after an annuity payout has begun; or

            (3)   if the Contract Value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called “Subaccount administrative charge”) on each business day from amounts allocated to the Variable Funding Options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, a maximum of 0.15% of the daily net asset value allocated to each of the Variable Funding Options, and is reflected in our accumulation and Annuity Unit value calculations.

Mortality and Expense Risk Charge

Each business day, we deduct a mortality and expense risk (“M&E”) charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. This charge equals 1.50% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

Variable Liquidity Benefit Charge

If the Variable Liquidity Benefit is selected, there is a maximum surrender charge of 8% of the amounts withdrawn. This charge is not assessed during the accumulation phase.

We will assess the charge as a percentage of the total benefit received as follows:

Years Since Initial Purchase Payment		Surrender Charge

Greater than or equal to	But less than
0 years	2 years	8%
2 years	4 years	7%
4 years	5 years	6%
5 years	6 years	5%
6 years	7 years	4%
7 years	8 years	3%
8 + years		0%

Please refer to The Annuity Period for a description of this benefit.

E.S.P. Charge

If the E.S.P. option is selected, a charge is deducted each business day from amounts held in the Variable Funding Options. The charge equals, on an annual basis, a maximum of 0.25% of the amounts held in each funding option.

Transfer Charge

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

Variable Funding Option Expenses

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses.

Premium Tax

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

Changes in Taxes Based upon Premium or Value

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

TRANSFERS

Up to 30 days before the Maturity Date, you may transfer all or part of the Contract Value between Variable Funding Options. Please note that the contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market. Therefore, all transfers are subject to the following restrictions:

1.	Excessive Transfers. We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things, the following factors:

        the total dollar amount being transferred;
        the number of transfers you made within the previous three months;
        whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and
        whether your transfers are part of a group of transfers made by a third party on behalf of the individual Contract Owners in the group.
2.	Market Timers. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

        reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

If we choose to enforce our contractual rights to restrict transfers to once every six months, we will so notify you in writing.

Future Modifications. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

If, in our sole discretion, we determine you are engaging in activity as described above or similar activity which will potentially hurt the rights or interests of Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. None of these restrictions are applicable to transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus.

We will make transfers at the value(s) next determined after we receive your request in good order at our Home Office. After the Maturity Date, you may make transfers only if allowed by your contract or with our consent. These restrictions are subject to any state law requirements.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

There are no charges for transfers, however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since different Underlying Funds have different expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers.

Dollar Cost Averaging

Dollar cost averaging or the pre-authorized transfer program (the DCA Program) allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more Accumulation Units in a funding option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $100.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, within the Fixed Account, we may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on the remaining amounts in the Special DCA Program and we must transfer all Purchase Payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program Purchase Payment and complete enrollment instructions are received by the Company. If we do not receive complete Program enrollment instructions within 15 days of receipt of the initial Program Purchase Payment, the entire balance in the Program will be transferred into the Money Market Variable Funding Option.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your Contract Value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you direct otherwise.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. Transfers made under any DCA Program will not be counted for purposes of restrictions we may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service. If the Fixed Account is not available as a funding option, you may still participate in the DCA program

ACCESS TO YOUR MONEY

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge, outstanding loans, and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

Systematic Withdrawals

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days’ written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59½. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

Loans

Loans may be available under your Contract. Loans may only be taken against funds allocated or transferred to the Fixed Account. If available, all loan provisions are described in your Contract or loan agreement.

OWNERSHIP PROVISIONS

Types of Ownership

Contract Owner

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for Nonqualified Contracts. You have sole power during the Annuitant’s lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the Annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the Contract Owner.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot transfer ownership, take a loan or make additional Purchase Payments.

Joint Owner. For Nonqualified Contracts only, you may name joint owners (e.g., spouses) in a Written Request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

Beneficiary

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

Annuitant

The Annuitant is designated in the Contract (on the Contract Specifications page), and is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend. You may not change the Annuitant after your Contract is in effect.

Contingent Annuitant

You may name one individual as a Contingent Annuitant. A contingent Annuitant may not be changed, deleted or added to the Contract after the Contract Date. If the Annuitant who is not the owner dies prior to the Maturity Date, and the Contingent Annuitant is still living;

  the death benefit will not be payable upon the Annuitant's death the Contingent Annuitant becomes the Annuitant
  all other rights and benefits will continue in effect

When a Contingent Annuitant becomes the Annuitant, the Maturity Date remains the same as previously in effect.

If the Annuitant is also the owner, a death benefit is paid to the beneficiary regardless of whether or not there is a Contingent Annuitant.

DEATH BENEFIT

Before the Maturity Date, generally, a death benefit is payable when either the Annuitant or a Contract Owner dies. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of spousal or beneficiary contract continuance (“Death Report Date”). Any applicable premium tax, outstanding loans or withdrawals not previously deducted will be subtracted from any death benefit values.

NOTE: If the owner dies before the Annuitant, the death benefit is recalculated, replacing all references to “Annuitant” with “owner.”

Death Proceeds before the Maturity Date

Age on Contract Date	Death Benefit
If the Annuitant was younger than age 75 on the
   Contract Date, the death benefit will be the
   greatest of:
    If the Annuitant was between the age
   of 75 and 80 on the Contract Date, the death
benefit will be the greater of:
     the Contract Value on the Death Report Date
     the total Purchase Payments made under the Contract, less the total amount of any withdrawals or
     the step-up value, if any, as described      below.
     the Contract Value on the Death Report Date or
     total Purchase Payments made under the Contract less the total amount of any withdrawals

  Where the Annuitant was younger than age 75 on the Contract Date. The step-up value will initially equal the Contract Value on the first Contract Date. On each subsequent Contract Date anniversary that occurs before the Annuitant’s 76th birthday and before the Annuitant’s death, if the Contract Value is greater than the step-up value, the step-up value will be increased to equal the Contract Value on that date. If the step-up value is greater than the Contract Value, the step-up value will remain unchanged. Whenever a Purchase Payment is made, the step-up value will be increased by the amount of that Purchase Payment. Whenever a withdrawal is taken, the step-up value will be reduced by a partial surrender reduction as described below. The only changes made to the step-up value on or after the Annuitant’s 76th birthday will be those related to additional Purchase Payments or partial withdrawals as described above.

  Partial Surrender Reduction. If you make a withdrawal we will reduce the step-up value by a partial surrender reduction which equals (1) the step-up value prior to the withdrawal, multiplied by (2) the amount of the partial surrender, divided by (3) the Contract Value before the surrender.

  For example, assume your current Contract Value is $55,000. If your current step-up value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

              50,000 X (10,000/55,000) = 9,090

  Your new step-up value would be 50,000-9,090, or $40,910.

  The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current step-up value is $50,000, and you decide to make a partial withdrawal of $10,000, we would reduce the step-up value as follows:

              50,000 X (10,000/30,000) = 16,666

  Your new step-up value would be 50,000-16,666, or $33,334.

  Enhanced Stepped-Up Provision (“E.S.P.”). (This provision is not available to a customer when either the Annuitant or owner is age 76 or older on the rider effective date.)

  The rider effective date is the date the rider is attached to and made a part of the Contract. If you have selected the E.S.P., the total death benefit as of the Death Report Date will equal the death benefit described above plus the greater of zero or the following amount:

  If the Annuitant is younger than age 70 on the rider effective date, 40% of the lesser of: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date; or

  If the Annuitant is between the ages of 70 and 75 on the rider effective date, 25% of the lesser of: (1) 250% of the modified Purchase Payments excluding Purchase Payments that are both received after the first rider effective date anniversary and within 12 months of the Death Report Date, or (2) your Contract Value minus the modified Purchase Payments, calculated as of the Death Report Date.

  The initial modified Purchase Payment is equal to the Contract Value as of the rider effective date. Whenever a Purchase Payment is made after the rider effective date, the modified Purchase Payment(s) are increased by the amount of the Purchase Payment. Whenever a partial surrender is taken after the rider effective date, the modified Purchase Payment(s) are reduced by a partial surrender reduction as described below.

  The partial surrender reduction is equal to: (1) the modified Purchase Payment(s) in effect immediately prior to the reduction for the partial surrender, multiplied by (2) the amount of the partial surrender divided by (3) the Contract Value immediately prior to the partial surrender.

  For example, assume your current modified Purchase Payment is $50,000 and that your current Contract Value is $55,000. You decide to make a withdrawal of $10,000. We would reduce the modified Purchase Payment as follows:

              50,000 X (10,000/55,000) = 9,090

  You new modified Purchase Payment would be $50,000 — $9,090 = 40,910

  The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your current modified Purchase Payment is $50,000 and you decide to make a withdrawal of $10,000, we would reduce the modified Purchase Payment as follows:

              50,000 X (10,000/30,000) = 16,666

  Your new modified Purchase Payment would be 50,000 — 16,666 = $33,334

  Payment of Proceeds

  We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

  Nonqualified Contracts

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Owner (who is not the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Owner (who is the Annuitant) (with no joint owner)	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.	Yes

Non-spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.		Yes

Non-spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Spousal Joint Owner (who is not the Annuitant)	The surviving joint owner.	Unless the spousal beneficiary elects to continue the Contract.	Yes

Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply*

Spousal Joint Owner (who is the Annuitant)	The beneficiary (ies), or, if none, to the surviving joint owner.	Unless the spouse elects to continue the contract. A spouse who is not the beneficiary may decline to receive the proceeds or to continue the Contract and instruct the Company to pay the beneficiary.	Yes

Annuitant (who is not the Contract Owner)	The beneficiary (ies), or if none, to the Contract Owner.	Unless the beneficiary elects to continue the Contract rather than receive the distribution.

		Or, if there is a Contingent Annuitant, then the Contingent Annuitant becomes the Annuitant and the Contract continues in effect (generally using the original Maturity Date). The proceeds will then be paid upon the death of the Contingent Annuitant or owner.	Yes

Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes

Annuitant (where owner is a non-natural entity/trust)	The beneficiary (ies), or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)

Contingent Annuitant (assuming Annuitant is still alive)	No death proceeds are payable; Contract continues.		N/A

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

  Qualified Contracts

Before the Maturity Date, Upon the Death of the	The Company Will Pay the Proceeds to:	unless. . .	Mandatory Payout Rules Apply (See * Above)

Owner / Annuitant	The beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the beneficiary elects to continue the Contract rather than receive a distribution.	Yes

Beneficiary	No death proceeds are payable; Contract continues.		N/A

Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A

  ______________

*	Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary’s life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. Spousal Beneficiaries must choose to continue the contract as allowed under the Spousal Contract Continuance provision described below within one year of death. For Qualified Contracts, if mandatory distributions have already begun at the death of the Annuitant, the 5 year payout option is not available.

  Spousal Contract Continuance (nonqualified contracts only — does not apply if a non-spouse is a joint owner)

  Within one year of your death, if your spouse is named as an owner and/or beneficiary, and you die before the maturity date, your spouse may elect to continue the Contract as owner rather than have the death benefit paid to the beneficiary. If you were the annuitant and your spouse elects to continue the Contract, your spouse will be named the annuitant as of the death report date.

  If your spouse elects to continue the Contract as contract owner, the death benefit will be calculated as of the death report date. If the contract value is less than the calculated death benefit, the contract value will be increased to equal the death benefit. This amount is referred to as the adjusted contract value. Any difference between the contract value and the adjusted contract value will be allocated to the funding options in the same proportion as the allocations of the Contract prior to the death report date.

  Any premium paid before the death report date is no longer subject to a withdrawal charge if your spouse elects to continue the Contract. Purchase payments made to the Contract after the death report date will be subject to the withdrawal charge. All other Contract fees and charges applicable to the original Contract will also apply to the continued Contract. All other benefits and features of your Contract will be based on your spouse's age on the death report date as if your spouse had purchased the Contract with the adjusted contract value on the death report date. This spousal contract continuance is available only once for each Contract.

  Beneficiary Contract Continuance (not permitted for non-natural beneficiaries)

  If you die before the Maturity Date, and if the value of any beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum.

  If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date.

  The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      transfer ownership
      take a loan
      make additional Purchase Payments

  The beneficiary may also name his/her own beneficiary (“succeeding beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original contract will also apply to the continued contract. The E.S.P. option is not available to beneficiaries who have continued the Contract under this provision; the E.S.P. charge no longer applies. All benefits and features of the continued contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

  Planned Death Benefit

  You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      through an annuity for life or a period that does not exceed the beneficiary’s life expectancy; or
      under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

  You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

  Death Proceeds after the Maturity Date

  If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

  THE ANNUITY PERIOD

  Maturity Date

  Under the Contract, you can receive regular payments (Annuity Payments). You can choose the month and the year in which those payments begin (Maturity Date). You can also choose among income plans (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with a minimum number of payments (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor, or (d) for a fixed period. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

  You may choose to annuitize at any time after the first Contract Date anniversary. Unless you elect otherwise, the Maturity Date will be the Annuitant’s 90th birthday or ten years after the effective date of the Contract, if later.)

  At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant’s 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner’s attainment of age 70½ or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

  Allocation of Annuity

  You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Cash Surrender Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

  Variable Annuity

  You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly annuity payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an annuity payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

  Determination of First Annuity Payment. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

  The amount of your first monthly payment depends on the annuity option you elected and the Annuitant’s adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the Maturity Date) by the number of thousands of dollars of Contract Value you apply to that annuity option. The contract tables factor in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

  Determination of Second and Subsequent Annuity Payments. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

  Fixed Annuity

  You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Cash Surrender Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

  PAYMENT OPTIONS

  Election of Options

  While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

  During the Annuitant’s lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

  The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

  On the Maturity Date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

  Annuity Options

  Subject to the conditions described in “Election of Options” above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

  Option 1 — Life Annuity — No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

  Option 2 — Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

  Option 3 — Joint and Last Survivor Life Annuity — No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

  Option 4 — Joint and Last Survivor Life Annuity — Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

  Option 5 – Payments for a Fixed Period without Life Contingency. The Company will make monthly payments for the period selected.

  Option 6 — Other Annuity Options. The Company will make any other arrangements for Annuity Payments as may be mutually agreed upon.

  Variable Liquidity Benefit

  This benefit is only offered with the Payments for a Fixed Period without Life Contingency variable annuity option.

  At any time after annuitization and before death, you may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a surrender charge not to exceed the maximum surrender charge rate shown on the specifications page of the contract multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the Assumed (Daily) Net Investment Factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit.

  MISCELLANEOUS CONTRACT PROVISIONS

  Right to Return

  You may return the Contract for a full refund of the Contract Value plus any contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within twenty days after you receive it (the “right to return period”). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

  If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state law permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

  We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different or shorter period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

  Termination

  You do not need to make any Purchase Payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than

  $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

  Required Reports

  As often as required by law, but at least once in each Contract Year before the due date of the first annuity payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

  Suspension of Payments

  The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange (“the Exchange”) is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account’s net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

  THE SEPARATE ACCOUNTS

  The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account PF and Separate Account PF II, respectively. Both Separate Account PF and Separate Account PF II were established on July 30, 1997 and are registered with the SEC as unit investment trusts (Separate Account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

  We hold the assets of Separate Account PF and Separate Account PF II for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

  All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

  Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called “mixed” and “shared” funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Underlying Fund’s Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a la rger combined fund.

  Performance Information

  From time to time, we may advertise several types of historical performance for the Contract’s Variable Funding Options. We may advertise the “standardized average annual total returns” of the Variable Funding Option, calculated in a manner prescribed by the SEC, and the “nonstandardized total return,” as described below. Specific examples of the performance information appear in the SAI.

  Standardized Method. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the Variable Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

  Nonstandardized Method. We calculate nonstandardized “total returns” in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

  For Underlying Funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the Underlying Fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

  General. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. (“NASD”), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor’s (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International’s EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the Variable Funding Options.

  FEDERAL TAX CONSIDERATIONS

  The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

  Non-Resident Aliens

  Distributions to non-resident aliens (“NRAs”) are subject to special and complex tax and withholding rules under the Code, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty. NRAs should seek guidance from a tax adviser regarding their personal situation.

  General Taxation of Annuities

  Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of Contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

  Tax-Free Exchanges: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity Contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity

  Contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

  Types of Contracts: Qualified or Nonqualified

  If you purchase an annuity Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as nonqualified.

  Nonqualified Annuity Contracts

  As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs — either as a withdrawal (distribution made prior to the Maturity Date), or as Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under applicable tax laws. Similarly, when you receive an annuity payment, part of each payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

  If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includible in income annually. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income at the time of the transfer.

  If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See “Penalty Tax for Premature Distributions” below.) There is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken.

  Federal tax law requires that nonqualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the first of joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for Federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

  Puerto Rico Tax Considerations

  The Puerto Rico Internal Revenue Code of 1994 (the “1994 Code”) taxes distributions from nonqualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. Similarly, the amount of income on annuity distributions (payable over your lifetime) is calculated differently. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes, an individual may not get full credit because of the timing differences. You should consult < /font>

  with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

  Qualified Annuity Contracts

  Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including lump-sum withdrawals and Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

  Note to participants in qualified plans including 401, 403(b), 457 as well as IRA owners: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Please consult your employer or tax adviser regarding this issue.

  Penalty Tax for Premature Distributions

  For both qualified and nonQualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59½ will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

  Diversification Requirements for Variable Annuities

  The Code requires that any nonqualified variable annuity Contracts based on a Separate Account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract owner of tax-deferred treatment. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

  Ownership of the Investments

  In certain circumstances, owners of variable annuity Contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

  Mandatory Distributions For Qualified Plans

  Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70½. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70½ or the year of retirement.

  Minimum Distributions For Beneficiaries When a death benefit becomes due upon the death of the owner and/or Annuitant, minimum distributions may be taken over the life expectancy of the beneficiary not less than annually within one year from the date of death or the funds remaining in the Contract must be completely withdrawn within five years from the date of death.

  Taxation of Death Benefit Proceeds

  Amounts may be distributed from a Contract because of the death of an owner or Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as Annuity Payments.

  OTHER INFORMATION

  The Insurance Companies

  Please refer to your Contract to determine which Company issued your Contract.

  The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

  The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company’s Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

  Financial Statements

  The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

  Distribution of Variable Annuity Contracts

  We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Cityplace, Hartford, CT.

  Up-front compensation paid to sales representatives will not exceed 10% of the Purchase Payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. Also, we may pay additional compensation or permit other promotional incentives in cash, credit or other compensation for, among other things, training, marketing and services provided.

  Conformity with State and Federal Laws

  The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

  Voting Rights

  The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

  Legal Proceedings and Opinions

  Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

  There are no pending legal proceedings affecting either Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse effect on the ability of either Company to meet its obligations under the applicable Contract.

  APPENDIX A — CONDENSED FINANCIAL INFORMATION

  THE TRAVELERS SEPARATE ACCOUNT PF FOR VARIABLE ANNUITIES
  Accumulation Unit Values (in dollars)

  The following tables provide the Accumulation Unit Value information for the variable charge of 1.65% = Without E.S.P. and the variable charge of 1.90% = With E.S.P.

  1.50 M&E, 0.15 Adm = 1.65% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Captial Appreciation Fund — Series II (7/02)	2002	1.000	0.742	4,254

AIM V.I. Premier Equity Fund — Series II (10/02)	2002	1.000	0.684	—

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (3/02)	2002	1.000	0.678	—

Technology Portfolio — Class B (5/02)	2002	1.000	0.563	18,093

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.868	91,338

Templeton Growth Securities Fund — Class 2 (5/02)	2002	1.000	0.800	84,385

Greenwich Street Series Fund
Appreciation Portfolio (2/02)	2002	1.017	0.825	631,993
	2001	1.000	1.017	—

Fundamental Value Portfolio (2/02)	2002	1.016	0.787	1,187,609
	2001	1.000	1.016	—

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares (4/02)	2002	1.000	0.717	69,299

Oppenheimer Main Street Growth & Income Fund/VA — Service Shares (7/02)	2002	1.000	0.795	13,819

Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio — Class II Shares (7/02)	2002	1.000	0.791	35,462

Pioneer Mid-Cap Value VCT Portfolio — Class II Shares (4/02)	2002	1.000	0.875	31,067

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm = 1.65% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (8/02)	2002	1.000	0.807	3,381

Putnam VT Small Cap Value Fund — Class IB Shares (5/02)	2002	1.000	0.808	91,626

Smith Barney Allocation Series Inc.
Select Balanced Portfolio (2/02)	2002	1.012	0.931	472,345
	2001	1.000	1.012	—

Select Growth Portfolio (10/02)	2002	1.011	0.815	11,828
	2001	1.000	1.011	—

Select High Growth Portfolio (5/02)	2002	1.009	0.756	643
	2001	1.000	1.009	—

Smith Barney Investment Series
Smith Barney Government Portfolio (2/02)	2002	1.011	1.073	1,077,507
	2001	1.000	1.011	—

Smith Barney Growth and Income Portfolio (3/02)	2002	1.016	0.778	89,169
	2001	1.000	1.016	—

Smith Barney Large Cap Core Portfolio (2/02)	2002	1.009	0.734	93,979
	2001	1.000	1.009	—

Smith Barney Premier Selections All Cap Growth Portfolio (1/00)	2002	1.007	0.725	—
	2001	1.000	1.007	—

The Travelers Series Trust
Convertible Securities Portfolio (3/02)	2002	1.000	0.918	22,585

MFS Mid Cap Growth Portfolio (4/02)	2002	1.031	0.519	135,394
	2001	1.000	1.031	—

MFS Research Portfolio (2/02)	2002	1.020	0.751	5,783
	2001	1.000	1.020	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm = 1.65% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Social Awareness Stock Portfolio (4/02)	2002	1.010	0.747	216,899
	2001	1.000	1.010	—

Travelers Series Fund Inc.
MFS Total Return Portfolio (2/02)	2002	1.023	0.953	433,848
	2001	1.000	1.023	—

Smith Barney Aggressive Growth Portfolio (2/02)	2002	1.001	0.663	1,431,257
	2001	1.000	1.001	—

Smith Barney High Income Portfolio (2/02)	2002	1.004	0.956	120,648
	2001	1.000	1.004	—

Smith Barney International All Cap Growth Portfolio (2/02)	2002	0.997	0.729	53,764
	2001	1.000	0.997	—

Smith Barney Large Cap Value Portfolio (5/02)	2002	1.027	0.753	16,251
	2001	1.000	1.027	—

Smith Barney Large Capitalization Growth Portfolio (5/02)	2002	0.995	0.736	30,375
	2001	1.000	0.995	—

Smith Barney Mid Cap Core Portfolio (2/02)	2002	1.027	0.817	50,575
	2001	1.000	1.027	—

Smith Barney Money Market Portfolio (3/02)	2002	1.000	0.996	700,234

Travelers Managed Income Portfolio (3/02)	2002	1.000	1.009	184,893

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (2/02)	2002	1.020	0.808	751,345
	2001	1.000	1.020	—

Emerging Growth Portfolio — Class II Shares (2/02)	2002	1.000	0.662	735,236

Growth and Income Portfolio — Class II Shares (3/02)	2002	1.019	0.854	349,540
	2001	1.000	1.019	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm = 1.65% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (3/02)	2002	1.014	0.742	16,830
	2001	1.000	1.014	—

Variable Insurance Products Fund
Equity — Income Portfolio — Service Class 2 (2/02)	2002	1.000	0.814	—

Growth Portfolio — Service Class 2 (7/02)	2002	1.000	0.681	33,149

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (4/02)	2002	1.000	0.892	39,776

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Captial Appreciation Fund — Series II (7/02)	2002	1.000	0.740	—

AIM V.I. Premier Equity Fund — Series II (10/02)	2002	1.000	0.682	35,524

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (3/02)	2002	1.000	0.677	1,910

Technology Portfolio — Class B (5/02)	2002	1.000	0.561	—

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (5/02)	2002	1.000	0.866	6,924

Templeton Growth Securities Fund — Class 2 (5/02)	2002	1.000	0.798	—

Greenwich Street Series Fund
Appreciation Portfolio (2/02)	2002	1.017	0.823	150,730
	2001	1.000	1.017	—

Fundamental Value Portfolio (2/02)	2002	1.016	0.785	96,176
	2001	1.000	1.016	—

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares (4/02)	2002	1.000	0.715	—

Oppenheimer Main Street Growth & Income Fund/VA — Service Shares (7/02)	2002	1.000	0.793	11,239

Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio — Class II Shares (7/02)	2002	1.000	0.789	—

Pioneer Mid-Cap Value VCT Portfolio — Class II Shares (4/02)	2002	1.000	0.873	19,890

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (8/02)	2002	1.000	0.805	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam VT Small Cap Value Fund — Class IB Shares (5/02)	2002	1.000	0.806	30,261

Smith Barney Allocation Series Inc.
Select Balanced Portfolio (2/02)	2002	1.012	0.929	3,316
	2001	1.000	1.012	—

Select Growth Portfolio (10/02)	2002	1.011	0.813	2,444
	2001	1.000	1.011	—

Select High Growth Portfolio (5/02)	2002	1.008	0.755	—
	2001	1.000	1.008	—

Smith Barney Investment Series
Smith Barney Government Portfolio (2/02)	2002	1.011	1.071	185,573
	2001	1.000	1.011	—

Smith Barney Growth and Income Portfolio (3/02)	2002	1.016	0.776	2,505
	2001	1.000	1.016	—

Smith Barney Large Cap Core Portfolio (2/02)	2002	1.009	0.732	186,448
	2001	1.000	1.009	—

Smith Barney Premier Selections All Cap Growth Portfolio (1/00)	2002	1.007	0.723	—
	2001	1.000	1.007	—

The Travelers Series Trust
Convertible Securities Portfolio (3/02)	2002	1.000	0.916	—

MFS Mid Cap Growth Portfolio (4/02)	2002	1.031	0.517	—
	2001	1.000	1.031	—

MFS Research Portfolio (2/02)	2002	1.020	0.749	6,523
	2001	1.000	1.020	—

Social Awareness Stock Portfolio (4/02)	2002	1.010	0.745	8,238
	2001	1.000	1.010	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc.
MFS Total Return Portfolio (2/02)	2002	1.023	0.951	42,663
	2001	1.000	1.023	—

Smith Barney Aggressive Growth Portfolio (2/02)	2002	1.001	0.661	216,871
	2001	1.000	1.001	—

Smith Barney High Income Portfolio (2/02)	2002	1.004	0.953	21,504
	2001	1.000	1.004	—

Smith Barney International All Cap Growth Portfolio (2/02)	2002	1.000	0.727	16,692
	2002	0.997	1.000	—

Smith Barney Large Cap Value Portfolio (5/02)	2002	1.027	0.751	—
	2001	1.000	1.027	—

Smith Barney Large Capitalization Growth Portfolio (5/02)	2002	0.995	0.734	3,932
	2001	1.000	0.995	—

Smith Barney Mid Cap Core Portfolio (2/02)	2002	1.027	0.815	7,852
	2001	1.000	1.027	—

Smith Barney Money Market Portfolio (3/02)	2002	1.000	0.994	14,481

Travelers Managed Income Portfolio (3/02)	2002	1.000	1.007	5,025

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (2/02)	2002	1.020	0.806	155,076
	2001	1.000	1.020	—

Emerging Growth Portfolio — Class II Shares (2/02)	2002	1.000	0.660	99,270

Growth and Income Portfolio — Class II Shares (3/02)	2002	1.019	0.852	144,121
	2001	1.000	1.019	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (3/02)	2002	1.014	0.740	—
	2001	1.000	1.014	—

Variable Insurance Products Fund
Equity — Income Portfolio — Service Class 2 (2/02)	2002	1.000	0.812	2,133

Growth Portfolio — Service Class 2 (7/02)	2002	1.000	0.680	—

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (4/02)	2002	1.000	0.889	26,016

  Notes

  The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

  The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

  Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

  “Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

  APPENDIX B — CONDENSED FINANCIAL INFORMATION

  THE TRAVELERS PF II FOR VARIABLE ANNUITIES
  Accumulation Unit Values (in dollars)

  The following tables provide the Accumulation Unit Value information for the variable charge of 1.65% = Without E.S.P. and the variable charge of 1.90% = With E.S.P.

  1.50 M&E, 0.15 Adm = 1.65% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Captial Appreciation Fund — Series II (1/02)	2002	1.000	0.742	381,270

AIM V.I. Premier Equity Fund — Series II (1/02)	2002	1.000	0.684	607,232

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (1/02)	2002	1.000	0.678	319,132

Technology Portfolio — Class B (1/02)	2002	1.000	0.563	267,834

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (1/02)	2002	1.000	0.868	1,962,284

Templeton Growth Securities Fund — Class 2 (1/02)	2002	1.000	0.800	2,095,522

Greenwich Street Series Fund
Appreciation Portfolio (2/02)	2002	1.017	0.825	35,777,863
	2001	1.000	1.017	—

Fundamental Value Portfolio (2/02)	2002	1.016	0.787	51,708,377
	2001	1.000	1.016	—

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares (1/02)	2002	1.000	0.717	1,764,279

Oppenheimer Main Street Growth & Income Fund/VA — Service Shares (1/02)	2002	1.000	0.795	2,403,025

Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio — Class II Shares (1/02)	2002	1.000	0.791	639,742

Pioneer Mid-Cap Value VCT Portfolio — Class II Shares (1/02)	2002	1.000	0.875	1,786,015

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm = 1.65% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (1/02)	2002	1.000	0.807	922,947

Putnam VT Small Cap Value Fund — Class IB Shares (1/02)	2002	1.000	0.808	1,871,036

Smith Barney Allocation Series Inc.
Select Balanced Portfolio (2/02)	2002	1.012	0.931	9,889,468
	2001	1.000	1.012	—

Select Growth Portfolio (2/02)	2002	1.011	0.815	2,042,002
	2001	1.000	1.011	—

Select High Growth Portfolio (3/02)	2002	1.009	0.756	466,499
	2001	1.000	1.009	—

Smith Barney Investment Series
Smith Barney Government Portfolio (2/02)	2002	1.011	1.073	36,659,033
	2001	1.000	1.011	—

Smith Barney Growth and Income Portfolio (2/02)	2002	1.016	0.778	8,370,704
	2001	1.000	1.016	—

Smith Barney Large Cap Core Portfolio (2/02)	2002	1.009	0.734	8,588,329
	2001	1.000	1.009	—

Smith Barney Premier Selections All Cap Growth Portfolio (2/02)	2002	1.007	0.725	388,569
	2001	1.000	1.007	—

The Travelers Series Trust
Convertible Securities Portfolio (1/02)	2002	1.000	0.918	3,886,675

MFS Mid Cap Growth Portfolio (2/02)	2002	1.031	0.519	2,513,043
	2001	1.000	1.031	—

MFS Research Portfolio (2/02)	2002	1.020	0.751	2,035,876
	2001	1.000	1.020	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm = 1.65% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Social Awareness Stock Portfolio (2/02)	2002	1.010	0.747	3,231,899
	2001	1.000	1.010	—

Travelers Series Fund Inc.
MFS Total Return Portfolio (2/02)	2002	1.023	0.953	20,349,095
	2001	1.000	1.023	—

Smith Barney Aggressive Growth Portfolio (2/02)	2002	1.001	0.663	53,566,170
	2001	1.000	1.001	—

Smith Barney High Income Portfolio (2/02)	2002	1.004	0.956	5,535,785
	2001	1.000	1.004	—

Smith Barney International All Cap Growth Portfolio (2/02)	2002	0.997	0.729	2,163,754
	2001	1.000	0.997	—

Smith Barney Large Cap Value Portfolio (2/02)	2002	1.027	0.753	1,545,399
	2001	1.000	1.027	—

Smith Barney Large Capitalization Growth Portfolio (2/02)	2002	0.995	0.736	3,199,210
	2001	1.000	0.995	—

Smith Barney Mid Cap Core Portfolio (2/02)	2002	1.027	0.817	7,958,407
	2001	1.000	1.027	—

Smith Barney Money Market Portfolio (2/02)	2002	1.000	0.996	27,866,936

Travelers Managed Income Portfolio (1/02)	2002	1.000	1.009	8,413,347

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (2/02)	2002	1.020	0.808	24,650,743
	2001	1.000	1.020	—

Emerging Growth Portfolio — Class II Shares (2/02)	2002	1.000	0.662	9,580,394

Growth and Income Portfolio — Class II Shares (2/02)	2002	1.019	0.854	18,418,400
	2001	1.000	1.019	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm = 1.65% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (2/02)	2002	1.014	0.742	1,595,685
	2001	1.000	1.014	—

Variable Insurance Products Fund
Equity — Income Portfolio — Service Class 2 (1/02)	2002	1.000	0.814	1,858,184

Growth Portfolio — Service Class 2 (1/02)	2002	1.000	0.681	868,137

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (1/02)	2002	1.000	0.892	1,430,300

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

AIM Variable Insurance Funds
AIM V.I. Captial Appreciation Fund — Series II (1/02)	2002	1.000	0.740	36,499

AIM V.I. Premier Equity Fund — Series II (1/02)	2002	1.000	0.682	46,815

Alliance Variable Product Series Fund, Inc.
Premier Growth Portfolio — Class B (1/02)	2002	1.000	0.677	37,120

Technology Portfolio — Class B (1/02)	2002	1.000	0.561	91,138

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Securities Fund — Class 2 (1/02)	2002	1.000	0.866	236,332

Templeton Growth Securities Fund — Class 2 (1/02)	2002	1.000	0.798	308,000

Greenwich Street Series Fund
Appreciation Portfolio (2/02)	2002	1.017	0.823	4,867,753
	2001	1.000	1.017	—

Fundamental Value Portfolio (2/02)	2002	1.016	0.785	6,510,825
	2001	1.000	1.016	—

Oppenheimer Variable Account Funds
Oppenheimer Capital Appreciation Fund/VA — Service Shares (1/02)	2002	1.000	0.715	250,885

Oppenheimer Main Street Growth & Income Fund/VA — Service Shares (1/02)	2002	1.000	0.793	204,337

Pioneer Variable Contracts Trust
Pioneer Fund VCT Portfolio — Class II Shares (1/02)	2002	1.000	0.789	137,457

Pioneer Mid-Cap Value VCT Portfolio — Class II Shares (1/02)	2002	1.000	0.873	166,486

Putnam Variable Trust
Putnam VT International Growth Fund — Class IB Shares (1/02)	2002	1.000	0.805	117,321

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Putnam VT Small Cap Value Fund — Class IB Shares (1/02)	2002	1.000	0.806	200,289

Smith Barney Allocation Series Inc.
Select Balanced Portfolio (2/02)	2002	1.012	0.929	2,347,467
	2001	1.000	1.012	—

Select Growth Portfolio (2/02)	2002	1.011	0.813	628,983
	2001	1.000	1.011	—

Select High Growth Portfolio (3/02)	2002	1.008	0.755	258,874
	2001	1.000	1.008	—

Smith Barney Investment Series
Smith Barney Government Portfolio (2/02)	2002	1.011	1.071	3,801,561
	2001	1.000	1.011	—

Smith Barney Growth and Income Portfolio (2/02)	2002	1.016	0.776	904,823
	2001	1.000	1.016	—

Smith Barney Large Cap Core Portfolio (2/02)	2002	1.009	0.732	864,150
	2001	1.000	1.009	—

Smith Barney Premier Selections All Cap Growth Portfolio (2/02)	2002	1.007	0.723	65,709
	2001	1.000	1.007	—

The Travelers Series Trust
Convertible Securities Portfolio (1/02)	2002	1.000	0.916	212,419

MFS Mid Cap Growth Portfolio (2/02)	2002	1.031	0.517	413,979
	2001	1.000	1.031	—

MFS Research Portfolio (2/02)	2002	1.020	0.749	162,046
	2001	1.000	1.020	—

Social Awareness Stock Portfolio (2/02)	2002	1.010	0.745	378,685
	2001	1.000	1.010	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Travelers Series Fund Inc.
MFS Total Return Portfolio (2/02)	2002	1.023	0.951	1,656,799
	2001	1.000	1.023	—

Smith Barney Aggressive Growth Portfolio (2/02)	2002	1.001	0.661	6,443,339
	2001	1.000	1.001	—

Smith Barney High Income Portfolio (2/02)	2002	1.004	0.953	867,832
	2001	1.000	1.004	—

Smith Barney International All Cap Growth Portfolio (2/02)	2002	1.000	0.727	444,810
	2002	0.997	1.000	—

Smith Barney Large Cap Value Portfolio (2/02)	2002	1.027	0.751	342,080
	2001	1.000	1.027	—

Smith Barney Large Capitalization Growth Portfolio (2/02)	2002	0.995	0.734	468,934
	2001	1.000	0.995	—

Smith Barney Mid Cap Core Portfolio (2/02)	2002	1.027	0.815	996,513
	2001	1.000	1.027	—

Smith Barney Money Market Portfolio (2/02)	2002	1.000	0.994	3,630,924

Travelers Managed Income Portfolio (1/02)	2002	1.000	1.007	892,590

Van Kampen Life Investment Trust
Comstock Portfolio — Class II Shares (2/02)	2002	1.020	0.806	2,909,821
	2001	1.000	1.020	—

Emerging Growth Portfolio — Class II Shares (2/02)	2002	1.000	0.660	1,495,362

Growth and Income Portfolio — Class II Shares (2/02)	2002	1.019	0.852	2,434,809
	2001	1.000	1.019	—

  Accumulation Unit Values (in dollars)

  1.50 M&E, 0.15 Adm, 0.25 ESP = 1.90% Net Expense (continued)

Portfolio Name	Year	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units Outstanding at End of Year

Variable Annuity Portfolios
Smith Barney Small Cap Growth Opportunities Portfolio (2/02)	2002	1.014	0.740	262,012
	2001	1.000	1.014	—

Variable Insurance Products Fund
Equity — Income Portfolio — Service Class 2 (1/02)	2002	1.000	0.812	290,414

Growth Portfolio — Service Class 2 (1/02)	2002	1.000	0.680	239,307

Variable Insurance Products Fund III
Mid Cap Portfolio — Service Class 2 (1/02)	2002	1.000	0.889	183,898

  Notes

  The number of units outstanding for the 2001 yearend have been restated to include Annuity Units, where appropriate.

  The date next to each funding option’s name reflects the date money first came into the funding option through the Separate Account.

  Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2002.

  “Number of Units outstanding at end of period” may include units for Contract Owners in payout phase, where appropriate.

  APPENDIX C

  THE FIXED ACCOUNT

  The Fixed Account is part of the Company’s general account assets. These general account assets include all assets of the Company other than those held in the Separate Accounts sponsored by the Company or its affiliates.

  The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

  Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account Contract Value, or the dollar amount of fixed Annuity Payments made under any payout option.

  We guarantee that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

  Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company’s general account, which supports insurance and annuity obligations. Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract. The general account and any interest therein is not registered under, or subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

  Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

  We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors

  Transfers

  You may make transfers from the Fixed Account to any other available Variable Funding Option(s) twice a year during the 30 days following the semiannual anniversary of the Contract Date. We limit transfers to an amount of up to 15% of the Fixed Account Contract Value on the semiannual Contract Date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to Variable Funding Options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions. Where permitted by state law, we reserve the right to restrict transfers into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in your Contract

  C-1

  APPENDIX D

  WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT

  (This waiver is not available if the Owner is age 71
  or older on the date the Contract is issued.)

  If, after the first Contract Year and before the Maturity Date, the owner begins confinement in an Eligible Nursing Home, and remains confined for the qualifying period, you may make a total or partial withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Withdrawal Charge to be waived, the withdrawal must be made during continued confinement in an Eligible Nursing Home after the qualifying period has been satisfied, or within sixty (60) days after such confinement ends. The qualifying period is confinement in an Eligible Nursing Home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

  An Eligible Nursing Home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services; and

      (b)   is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

  OR

  Meets all of the following standards:

              (a)   is licensed as a nursing care facility by the state in which it is located;

      (b)   is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c)   provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d)   provides, as a primary function, nursing care and room and board; and charges for these services;

      (e)   provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f)   may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g)   is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism.

  We will not waive withdrawal charges if confinement is due to one or more of the following causes:

      (a)   mental, nervous, emotional or personality disorder without demonstrable organic disease, including, but not limited to, neurosis, psychoneurosis, psychopathy or psychosis

      (b)   the voluntary taking or injection of drugs, unless prescribed or administered by a licensed physician

      (c)   the voluntary taking of any drugs prescribed by a licensed physician and intentionally not taken as prescribed

      (d)   sensitivity to drugs voluntarily taken, unless prescribed by a physician

      (e)   drug addiction, unless addiction results from the voluntary taking of drugs prescribed by a licensed physician, or the involuntary taking of drugs.

  Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

  D-1

  The maximum withdrawal amount for which we will waive the Withdrawal Charge is the Contract Value on the next valuation date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an Eligible Nursing Home begins, less any Purchase Payments made on or after the owner’s 71st birthday.

  Any withdrawal requested which falls under the scope of this waiver will be paid as soon as we receive proper written proof of your claim, and will be paid in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your contract.

  D-2

  APPENDIX E

  CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

  The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

  Copies of the Statement of Additional Information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to: Travelers LIfe & Annuity Annuity Service Center, One Cityplace, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12956S, and The Travelers Life and Annuity Company Statement of Additional Information is printed on Form L-12956-TLACS.

Name:
Address:

  E-1

  THIS PAGE INTENTIONALLY LEFT BLANK.

L-12956	May 1, 2003

  PART B

  Information Required in a Statement of Additional Information

  PRIMELITE II

  STATEMENT OF ADDITIONAL INFORMATION

  dated

  May 1, 2003

  for

  THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES

  ISSUED BY

  THE TRAVELERS LIFE AND ANNUITY COMPANY

  This Statement of Additional Information (“SAI”) is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 1, 2003. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, PrimElite Service Center, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (888) 556-5412 or by accessing the Securities and Exchange Commission’s website at http://www.sec.gov.

  TABLE OF CONTENTS

THE INSURANCE COMPANY	2
PRINCIPAL UNDERWRITER	2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT	2
VALUATION OF ASSETS	2
PERFORMANCE INFORMATION	3
FEDERAL TAX CONSIDERATIONS	9
INDEPENDENT AUDITORS	12
FINANCIAL STATEMENTS	F-1

  THE INSURANCE COMPANY

  The Travelers Life and Annuity Company (the “Company”) is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company’s Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

  The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. (“Citigroup”), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup’s activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

  State Regulation. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the “Commissioner”). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company’s books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

  The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

  The Separate Account. The Travelers Separate Account PF II for Variable Annuities (“Separate Account PF II”) meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account PF II are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of Separate Account PF II, and the Commissioner has adopted no regulations under the Section that affect Separate Account PF II

  PRINCIPAL UNDERWRITER

  Travelers Distribution LLC (“TDLLC”) serves as principal underwriter for Separate Account PF II and the Contracts. The offering is continuous. TDLLC’s principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and Separate Account PF II.

  DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

  Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account PF II, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

  VALUATION OF ASSETS

  Funding Options: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

  Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

  2

  Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

  Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by “marking to market” (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) “Marking to market” takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

  The Contract Value: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                   (a) = investment income plus capital gains and losses (whether realized or unrealized);

                   (b) = any deduction for applicable taxes (presently zero); and

                   (c) = the value of the assets of the funding option at the beginning of the valuation period.

  The gross investment rate may be either positive or negative. A Funding Option’s investment income includes any distribution whose ex-dividend date occurs during the valuation period.

  Accumulation Unit Value. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

  Annuity Unit Value. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An Annuity Unit Value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is 1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

  PERFORMANCE INFORMATION

  From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account PF II. The Company may advertise the “standardized average annual total returns” of the Funding Options available through Separate Account PF II, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the “nonstandardized total returns,” as described below:

  STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is allocated to the Funding Option, and then related to ending redeemable values over one-, five- and ten-year periods, or for a period covering the time during which the Funding Option has been in existence, if less. If a Funding Option has been in existence for less than one year, the “since inception” total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets per contract sold (or anticipated to be sold) under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period with any applicable withdrawal charge deducted at that time.

  3

  NONSTANDARDIZED METHOD. Nonstandardized “total returns” will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the withdrawal charge or the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

  For Funding Options that were in existence before they became available under Separate Account PF II, the nonstandardized average annual total return quotations will reflect the investment performance that such Funding Options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

  Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the period ending December 31, 2002 are set forth in the following tables.

  4

  PrimElite II

  Standardized Performance as of 12/31/02

	1 Year	5 Year	10 Year (or inception)

ASSET ALLOCATION ACCOUNTS:
Smith Barney Allocation Select Balanced Portfolio	-15.71%	—	-1.68%	7/7/98
Smith Barney Allocation Select Growth Portfolio	-26.14%	—	-6.39%	6/24/98
Smith Barney Allocation Select High Growth Portfolio	-31.26%	—	-7.58%	7/6/98
EQUITY ACCOUNTS:
AIM V.I. Capital Appreciation Fund — Series II Shares	—	—	-32.02%	1/2/02
AIM V.I. Premier Equity — Series II Shares	—	—	-37.30%	1/2/02
Alliance Premier Growth Portfolio—Class B*	—	—	-37.83%	1/2/02
Alliance Technology Portfolio— Class B	—	—	-48.45%	1/2/02
Fidelity VIP Equity Income Portfolio — Service Class 2	—	—	-25.44%	1/2/02
Fidelity VIP Growth Portfolio — Service Class 2	—	—	-37.56%	1/2/02
Fidelity VIP Mid Cap Portfolio — Service Class 2*	—	—	-18.29%	1/2/02
Franklin Mutual Shares Securities Fund — Class 2	—	—	-20.43%	1/2/02
MFS Mid Cap Growth Portfolio	-53.88%	—	-9.99%	7/8/98
MFS Research Portfolio	-32.52%	—	-10.63%	7/7/98
Oppenheimer Capital Appreciation Fund/ VA — Service Shares	—	—	-34.31%	1/2/02
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	—	—	-27.16%	1/2/02
Pioneer Fund VCT Portfolio — Class II Shares	—	—	-27.51%	1/2/02
Pioneer Mid—Cap Value VCT Portfolio — Class II Shares	—	—	-19.78%	1/2/02
Putnam VT International Growth Fund — Class IB Shares*	—	—	-26.07%	1/2/02
Putnam VT Small Cap Value Fund — Class IB Shares*	—	—	-25.97%	1/2/02
Smith Barney Aggressive Growth Portfolio	-39.28%	—	-17.77%	5/1/00
Smith Barney Appreciation Portfolio	-25.66%	—	-4.51%	7/6/98
Smith Barney Fundamental Value Portfolio	-29.06%	—	-22.24%	5/1/01
Smith Barney Growth and Income Portfolio	-29.81%	—	-18.53%	5/1/00
Smith Barney International All Cap Growth Portfolio	-33.02%	—	-13.83%	7/8/98
Smith Barney Large Cap Core Portfolio	-33.29%	—	-22.46%	5/1/00
Smith Barney Large Cap Growth Portfolio	-32.19%	—	-25.20%	5/1/01
Smith Barney Large Cap Value Portfolio	-32.77%	—	-8.69%	7/7/98
Smith Barney Mid Cap Core Portfolio	-27.08%	—	-20.08%	5/1/01
  5

  PrimElite II

  Standardized Performance as of 12/31/02 (cont’d)

	1 Year	5 Year	10 Year (or inception)

EQUITY ACCOUNTS:
Smith Barney Premier Selection All Cap Growth Portfolio	-34.00%	—	-17.85%	5/1/00
Smith Barney Small Cap Growth Opportunities Portfolio	-32.98%	—	-23.65%	5/1/01
Social Awareness Stock Portfolio (Smith Barney)	-32.25%	—	-19.51%	5/1/00
Templeton Growth Securities Fund — Class 2	—	—	-26.65%	1/2/02
Van Kampen LIT Comstock Portfolio — Class II Shares*	-27.38%	—	-8.17%	9/18/00
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	-39.30%	—	-39.23%	9/18/00
Van Kampen LIT Growth and Income Portfolio Class II Shares*	-23.14%	—	-11.56%	9/18/00
BOND ACCOUNTS:
Smith Barney Government Portfolio	—	—	-1.08%	1/2/02
Smith Barney High Income Portfolio	-12.78%	—	-6.41%	7/6/98
Travelers Convertible Securities Portfolio	—	—	-15.85%	1/2/02
Travelers Managed Income Portfolio	—	—	-7.44%	1/2/02
BALANCED ACCOUNTS:
MFS Total Return Portfolio	-14.60%	—	0.33%	7/6/98
MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio	-8.70%	—	1.11%	7/9/98

  The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

  * These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

  An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  6

  PrimElite II

  Nonstandardized Performance as of 12/31/02

	Cumulative Returns				Average Annual Returns				Calendar Year Returns

	YTD	1 YR	3YR	5YR	3YR	5YR	Inception		2001	2000	1999

ASSET ALLOCATION ACCOUNTS:
Smith Barney Allocation Select Balanced Portfolio	-8.25%	-8.25%	-8.68%	3.60%	-2.98%	0.71%	2.06%	3/10/97	-3.24%	2.87%	5.55%
Smith Barney Allocation Select Growth Portfolio	-19.61%	-19.61%	-33.54%	-15.33%	-12.72%	-3.27%	-1.33%	3/11/97	-11.52%	-6.56%	13.97%
Smith Barney Allocation Select High Growth Portfolio	-25.18%	-25.18%	-41.23%	-17.22%	-16.22%	-3.71%	-1.86%	3/10/97	-13.74%	-8.94%	24.49%
EQUITY ACCOUNTS:
AIM V.I. Capital Appreciation Fund — Series II Shares	-25.94%	-25.94%	-51.31%	-19.12%	-21.31%	-4.15%	5.26%	5/5/93	-24.79%	-12.59%	41.91%
AIM V.I. Premier Equity — Series II Shares	-31.76%	-31.76%	-50.99%	-18.86%	-21.14%	-4.09%	5.77%	5/5/93	-14.23%	-16.27%	27.47%
Alliance Premier Growth Portfolio — Class B*	-32.15%	-32.15%	-55.10%	-15.47%	-23.41%	-3.30%	8.02%	6/26/92	-18.97%	-18.34%	29.67%
Alliance Technology Portfolio— Class B	-42.91%	-42.91%	-67.91%	-11.09%	-31.51%	-2.32%	0.10%	1/11/96	-26.87%	-23.14%	72.41%
Fidelity VIP Equity Income Portfolio — Service Class 2	-18.71%	-18.71%	-19.81%	-8.50%	-7.09%	-1.76%	7.66%	10/9/86	-7.02%	6.11%	4.26%
Fidelity VIP Growth Portfolio — Service Class 2	-31.61%	-31.61%	-51.99%	-11.56%	-21.68%	-2.43%	8.16%	10/9/86	-19.42%	-12.88%	34.71%
Fidelity VIP Mid Cap Portfolio — Service Class 2*	-11.72%	-11.72%	9.90%	—	3.19%	—	13.24%	12/29/98	-5.35%	31.52%	46.14%
Franklin Mutual Shares Securities Fund — Class 2*	-13.47%	-13.47%	0.98%	8.42%	0.32%	1.63%	4.26%	11/8/96	5.03%	11.11%	11.45%
MFS Mid Cap Growth Portfolio	-49.80%	-49.80%	-59.66%	—	-26.09%	—	-8.80%	3/23/98	-25.11%	7.31%	61.09%
MFS Research Portfolio	-26.55%	-26.55%	-48.23%	—	-19.69%	—	-8.47%	3/23/98	-23.92%	-7.35%	21.36%
Oppenheimer Capital Appreciation Fund/ VA — Service Shares	-28.46%	-28.46%	-39.95%	1.55%	-15.62%	0.31%	9.27%	4/3/85	-14.26%	-2.10%	38.99%
Oppenheimer Main Street Growth & Income Fund/VA — Service Shares	-20.52%	-20.52%	-37.43%	-23.24%	-14.46%	-5.15%	3.21%	7/5/95	-11.97%	-10.57%	19.42%
Pioneer Fund VCT Portfolio — Class II Shares	-20.77%	-20.77%	-31.57%	-3.75%	-11.87%	-0.76%	0.24%	10/31/97	-12.99%	-0.73%	13.74%
Pioneer Mid—Cap Value VCT Portfolio — Class II Shares	-13.05%	-13.05%	3.98%	8.69%	1.31%	1.68%	7.24%	3/1/95	3.28%	15.79%	10.92%
Putnam VT International Growth Fund — Class IB Shares*	-19.22%	-19.22%	-43.81%	2.62%	-17.46%	0.52%	2.62%	1/2/97	-21.57%	-11.30%	57.09%
Putnam VT Small Cap Value Fund — Class IB Shares*	-19.81%	-19.81%	13.55%	—	4.32%	—	4.09%	4/30/99	15.90%	22.18%	—
Smith Barney Aggressive Growth Portfolio	-33.91%	-33.91%	-29.37%	—	-10.94%	—	-4.93%	11/1/99	-5.89%	13.56%	—
Smith Barney Appreciation Portfolio	-19.08%	-19.08%	-25.51%	-3.36%	-9.34%	-0.68%	6.27%	10/16/91	-5.79%	-2.28%	11.00%
Smith Barney Fundamental Value Portfolio	-22.79%	-22.79%	-15.17%	4.69%	-5.33%	0.92%	7.69%	12/3/93	-7.06%	18.22%	19.72%
Smith Barney Growth and Income Portfolio	-23.61%	-23.61%	-39.00%	—	-15.18%	—	-11.88%	9/14/99	-12.50%	-8.74%	—
Smith Barney International All Cap Growth Portfolio	-27.09%	-27.09%	-63.19%	-36.72%	-28.31%	-8.74%	-3.09%	6/20/94	-32.47%	-25.22%	64.59%
Smith Barney Large Cap Core Portfolio	-27.39%	-27.39%	-43.35%	—	-17.24%	—	-11.49%	9/14/99	-16.15%	-6.96%	—
Smith Barney Large Cap Growth Portfolio	-26.19%	-26.19%	-42.48%	—	-16.82%	—	-2.03%	5/1/98	-14.65%	-8.70%	28.38%
  7

  PrimElite II

  Nonstandardized Performance as of 12/31/02

	Cumulative Returns				Average Annual Returns				Calendar Year Returns

	YTD	1 YR	3YR	5YR	3YR	5YR	Inception		2001	2000	1999

EQUITY ACCOUNTS:
Smith Barney Large Cap Value Portfolio	-26.82%	-26.82%	-26.82%	-22.56%	-9.88%	-4.98%	4.39%	6/20/94	-9.91%	10.99%	-1.82%
Smith Barney Mid Cap Core Portfolio	-20.63%	-20.63%	-18.91%	—	-6.74%	—	-1.76%	11/1/99	-11.69%	15.69%	—
Smith Barney Premier Selection All Cap Growth Portfolio	-28.17%	-28.17%	-30.03%	—	-11.21%	—	-5.45%	9/14/99	-15.79%	15.68%	—
Smith Barney Small Cap Growth Opportunities Portfolio	-27.06%	-27.06%	-35.87%	-18.27%	-13.75%	-3.95%	-1.76%	2/7/97	-17.80%	6.97%	35.02%
Social Awareness Stock Portfolio (Smith Barney)	-26.26%	-26.26%	-40.43%	-12.13%	-15.85%	-2.55%	5.89%	5/1/92	-17.27%	-2.35%	13.66%
Templeton Growth Securities Fund — Class 2	-20.03%	-20.03%	-22.90%	-17.74%	-8.30%	-3.83%	2.33%	3/15/94	-3.17%	-0.44%	18.57%
Van Kampen LIT Comstock Portfolio Class II Shares	-20.95%	-20.95%	-4.16%	—	-1.41%	—	-3.01%	5/1/99	-4.64%	27.14%	—
Van Kampen LIT Emerging Growth Portfolio Class II Shares*	-33.93%	-33.93%	-61.02%	5.52%	-26.93%	1.08%	6.95%	7/3/95	-32.96%	-11.99%	100.56%
Van Kampen LIT Growth and Income Portfolio Class II Shares	-16.35%	-16.35%	-9.73%	17.46%	-3.35%	3.27%	6.03%	12/23/96	-7.83%	17.08%	10.87%
BOND ACCOUNTS:
Smith Barney Government Portfolio	5.89%	5.89%	23.11%	—	7.17%	—	6.06%	9/14/99	3.87%	11.93%	—
Smith Barney High Income Portfolio	-5.07%	-5.07%	-19.11%	-19.74%	-6.82%	-4.30%	1.59%	6/22/94	-5.57%	-9.77%	0.67%
Travelers Convertible Securities Portfolio	-8.74%	-8.74%	-1.96%	—	-0.66%	—	2.81%	5/1/98	-2.70%	10.41%	16.47%
Travelers Managed Income Portfolio	0.27%	0.27%	11.16%	13.45%	3.59%	2.55%	3.98%	6/28/94	4.72%	5.87%	-1.01%
BALANCED ACCOUNTS:
MFS Total Return Portfolio	-7.05%	-7.05%	4.38%	15.18%	1.44%	2.87%	7.48%	6/20/94	-1.89%	14.45%	0.70%
MONEY MARKET ACCOUNTS:
Smith Barney Money Market Portfolio	-0.63%	-0.63%	5.20%	11.46%	1.70%	2.19%	2.54%	6/20/94	1.73%	4.07%	2.79%

Smith Barney Money Market Portfolio — 7 Day Yield	-1.05%	This yield quotation more closely reflects the current earnings of this fund.

  The inception date is the date that the underlying fund commenced operations

  * These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for period before the current class existed. If the current class’s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

  An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

  8

  FEDERAL TAX CONSIDERATIONS

  The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract should consult with a qualified tax or legal adviser.

  Mandatory Distributions for Qualified Plans

  Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70½ or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70½ regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the contract owner or the annuitant.

  Nonqualified Annuity Contracts

  Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other “look-through” entity which owns for an individual’s benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986.

  If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

  Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law ..

  In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is dist ributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

  9

  Individual Retirement Annuities

  To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”). The limit is $3,000 for calendar years 2002 – 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the ind ividual limits outlined above.

  The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

  SIMPLE Plan IRA Form

  Effective January 1, 1997, employers may establish a savings incentive match plan for employees (“SIMPLE plan”) under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of pa rticipation, shall be subject to a 25% early withdrawal tax.

  Roth IRAs

  Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA’s), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a “traditional” IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

  Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59½, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

  Qualified Pension and Profit-Sharing Plans

  Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

  Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant’s “investment in the contract” is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

  10

  The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000. The limit on employee salary reduction deferrals (commonly referred to as “401(k) contributions”) increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2005. The $15,000 annual limit will be indexed for inflation after 2005.

  Section 403(b) Plans

  Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($11,000 in 2002, $12,000 in 2003, etc.)

  Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59½, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

  Federal Income Tax Withholding

  The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

          1.   Eligible Rollover Distribution from Section 403(b) Plans or Arrangements, from Qualified Pension and Profit-Sharing Plans, or from 457 Plans Sponsored by Governmental Entities

  There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

           (a)   a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

           (b)   a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

        (c)   a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70½ or as otherwise required by law, or

        (d)   the distribution is a hardship distribution.

  A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

  2.   Other Non-Periodic Distributions (full or partial redemptions)

  To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

  11

  3.   Periodic Distributions (distributions payable over a period greater than one year)

  The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2003, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,600 or less per year, will generally be exempt from periodic withholding.

  Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

  Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and cannot elect out of withholding.

  INDEPENDENT AUDITORS

  KPMG LLP, One Financial Plaza, Hartford, CT 06103 has been selected as independent auditors to examine and report on the fund’s financial statements.

  The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2002 and 2001, and for each of the years in the three-year period ended December 31, 2002, included herein, and the financial statements of The Travelers Separate Account PF II for Variable Annuities as of December 31, 2002, and for each of the years in the two-year period ended December 31, 2002, also included herein, have been included in reliance upon the reports of KPMG LLP, independent accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports covering the December 31, 2002, financial statements and schedules of The Travelers Life and Annuity Company refer to changes in the Company’s methods of accounting for goodwill and other intangible assets in 2002, and for derivative instruments and hedging activities and for securitized financial assets in 2001.

  12

  PRIMELITE II

  STATEMENT OF ADDITIONAL INFORMATION

  THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES

  Individual Variable Annuity Contract
  issued by

  The Travelers Life and Annuity Company
  One Cityplace
  Hartford, Connecticut 06103-3415

L-12956-TLAC S	May 2003

  ANNUAL REPORT
DECEMBER 31, 2002

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                      FOR VARIABLE ANNUITIES

Travelers Life & Annuity [LOGO]
   A member of citigroup

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                       AIM V.I. CAPTIAL       AIM V.I. PREMIER
                                      APPRECIATION FUND -   EQUITY FUND - SERIES      PREMIER GROWTH      TECHNOLOGY PORTFOLIO -
                                           SERIES II                II             PORTFOLIO - CLASS B           CLASS B
                                      -------------------   --------------------   -------------------    ----------------------
ASSETS:
  Investments at market value:             $309,895               $447,498               $241,658               $201,844

  Receivables:
    Dividends ................                   --                     --                     --                     --
                                           --------               --------               --------               --------

      Total Assets ...........              309,895                447,498                241,658                201,844
                                           --------               --------               --------               --------

LIABILITIES:
  Payables:
    Insurance charges ........                   52                     74                     40                     35
    Administrative fees ......                    5                      8                      4                      3
                                           --------               --------               --------               --------

      Total Liabilities ......                   57                     82                     44                     38
                                           --------               --------               --------               --------

NET ASSETS:                                $309,838               $447,416               $241,614               $201,806
                                           ========               ========               ========               ========

                        See Notes to Financial Statements
                                      -1-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                           MUTUAL SHARES          TEMPLETON GROWTH
                                         SECURITIES FUND -        SECURITIES FUND -                                FUNDAMENTAL VALUE
                                              CLASS 2                  CLASS 2          APPRECIATION PORTFOLIO         PORTFOLIO
                                         -----------------        -----------------     ----------------------     -----------------
ASSETS:
  Investments at market value:             $  1,908,561             $  1,923,421             $299,880,543             $114,856,086

  Receivables:
    Dividends ................                       --                       --                       --                       --
                                           ------------             ------------             ------------             ------------

      Total Assets ...........                1,908,561                1,923,421              299,880,543              114,856,086
                                           ------------             ------------             ------------             ------------

LIABILITIES:
  Payables:
    Insurance charges ........                      316                      320                   41,869                   16,943
    Administrative fees ......                       31                       31                    4,903                    1,868
                                           ------------             ------------             ------------             ------------

      Total Liabilities ......                      347                      351                   46,772                   18,811
                                           ------------             ------------             ------------             ------------

NET ASSETS:                                $  1,908,214             $  1,923,070             $299,833,771             $114,837,275
                                           ============             ============             ============             ============

                        See Notes to Financial Statements
                                      -2-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                       OPPENHEIMER CAPITAL     OPPENHEIMER MAIN
                                          APPRECIATION          STREET GROWTH &        PIONEER FUND VCT       PIONEER MID-CAP
                                        FUND/VA - SERVICE      INCOME FUND/VA -      PORTFOLIO - CLASS II  VALUE VCT PORTFOLIO -
                                             SHARES             SERVICE SHARES              SHARES            CLASS II SHARES
                                       -------------------     ----------------      --------------------  ---------------------
ASSETS:
  Investments at market value:             $1,444,339             $2,072,301             $  614,596             $1,709,019

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                           ----------             ----------             ----------             ----------

      Total Assets ...........              1,444,339              2,072,301                614,596              1,709,019
                                           ----------             ----------             ----------             ----------

LIABILITIES:
  Payables:
    Insurance charges ........                    238                    341                    103                    280
    Administrative fees ......                     23                     34                     10                     28
                                           ----------             ----------             ----------             ----------

      Total Liabilities ......                    261                    375                    113                    308
                                           ----------             ----------             ----------             ----------

NET ASSETS:                                $1,444,078             $2,071,926             $  614,483             $1,708,711
                                           ==========             ==========             ==========             ==========

                                            PUTNAM VT
                                       INTERNATIONAL GROWTH    PUTNAM VT SMALL CAP
                                          FUND - CLASS IB     VALUE FUND - CLASS IB
                                              SHARES                 SHARES
                                       --------------------   ---------------------
ASSETS:
  Investments at market value:              $  839,028             $1,672,957

  Receivables:
    Dividends ................                      --                     --
                                            ----------             ----------

      Total Assets ...........                 839,028              1,672,957
                                            ----------             ----------

LIABILITIES:
  Payables:
    Insurance charges ........                     137                    275
    Administrative fees ......                      14                     27
                                            ----------             ----------

      Total Liabilities ......                     151                    302
                                            ----------             ----------

NET ASSETS:                                 $  838,877             $1,672,655
                                            ==========             ==========

                        See Notes to Financial Statements
                                      -3-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                          SELECT BALANCED           SELECT GROWTH       SELECT HIGH GROWTH          SMITH BARNEY
                                             PORTFOLIO                PORTFOLIO             PORTFOLIO           GOVERNMENT PORTFOLIO
                                          ---------------           -------------       ------------------      --------------------
ASSETS:
  Investments at market value:             $159,790,445             $ 92,922,518           $ 59,377,042             $ 90,672,015

  Receivables:
    Dividends ................                       --                       --                     --                       --
                                           ------------             ------------           ------------             ------------

      Total Assets ...........              159,790,445               92,922,518             59,377,042               90,672,015
                                           ------------             ------------           ------------             ------------

LIABILITIES:
  Payables:
    Insurance charges ........                   22,185                   12,771                  8,134                   13,616
    Administrative fees ......                    2,618                    1,524                    974                    1,479
                                           ------------             ------------           ------------             ------------

      Total Liabilities ......                   24,803                   14,295                  9,108                   15,095
                                           ------------             ------------           ------------             ------------

NET ASSETS:                                $159,765,642             $ 92,908,223           $ 59,367,934             $ 90,656,920
                                           ============             ============           ============             ============

                        See Notes to Financial Statements
                                      -4-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                     SMITH BARNEY PREMIER
                                      SMITH BARNEY GROWTH      SMITH BARNEY LARGE      SELECTIONS ALL CAP
                                      AND INCOME PORTFOLIO     CAP CORE PORTFOLIO       GROWTH PORTFOLIO
                                      --------------------     ------------------    --------------------
ASSETS:
  Investments at market value:             $30,939,200             $46,679,321             $19,004,153

  Receivables:
    Dividends ................                      --                      --                      --
                                           -----------             -----------             -----------

      Total Assets ...........              30,939,200              46,679,321              19,004,153
                                           -----------             -----------             -----------

LIABILITIES:
  Payables:
    Insurance charges ........                   4,426                   6,573                   2,605
    Administrative fees ......                     505                     764                     312
                                           -----------             -----------             -----------

      Total Liabilities ......                   4,931                   7,337                   2,917
                                           -----------             -----------             -----------

NET ASSETS:                                $30,934,269             $46,671,984             $19,001,236
                                           ===========             ===========             ===========

                                      CONVERTIBLE SECURITIES    MFS MID CAP GROWTH        MFS RESEARCH
                                            PORTFOLIO               PORTFOLIO              PORTFOLIO
                                      ----------------------    ------------------        ------------
ASSETS:
  Investments at market value:             $ 3,763,864             $60,957,146             $59,619,475

  Receivables:
    Dividends ................                      --                      --                      --
                                           -----------             -----------             -----------

      Total Assets ...........               3,763,864              60,957,146              59,619,475
                                           -----------             -----------             -----------

LIABILITIES:
  Payables:
    Insurance charges ........                     619                   8,377                   8,162
    Administrative fees ......                      61                   1,000                     974
                                           -----------             -----------             -----------

      Total Liabilities ......                     680                   9,377                   9,136
                                           -----------             -----------             -----------

NET ASSETS:                                $ 3,763,184             $60,947,769             $59,610,339
                                           ===========             ===========             ===========

                        See Notes to Financial Statements
                                      -5-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                            SMITH BARNEY
                                          SOCIAL AWARENESS        MFS TOTAL RETURN        AGGRESSIVE GROWTH        SMITH BARNEY HIGH
                                          STOCK PORTFOLIO             PORTFOLIO               PORTFOLIO             INCOME PORTFOLIO
                                          ----------------        ----------------        -----------------        -----------------
ASSETS:
  Investments at market value:             $ 15,896,544             $129,062,869             $181,392,792             $ 41,658,705

  Receivables:
    Dividends ................                       --                       --                       --                       --
                                           ------------             ------------             ------------             ------------

      Total Assets ...........               15,896,544              129,062,869              181,392,792               41,658,705
                                           ------------             ------------             ------------             ------------

LIABILITIES:
  Payables:
    Insurance charges ........                    2,247                   18,250                   25,993                    5,879
    Administrative fees ......                      260                    2,117                    2,975                      683
                                           ------------             ------------             ------------             ------------

      Total Liabilities ......                    2,507                   20,367                   28,968                    6,562
                                           ------------             ------------             ------------             ------------

NET ASSETS:                                $ 15,894,037             $129,042,502             $181,363,824             $ 41,652,143
                                           ============             ============             ============             ============

                        See Notes to Financial Statements
                                      -6-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                           SMITH BARNEY                                   SMITH BARNEY LARGE
                                      INTERNATIONAL ALL CAP     SMITH BARNEY LARGE      CAPITALIZATION GROWTH
                                        GROWTH PORTFOLIO        CAP VALUE PORTFOLIO           PORTFOLIO
                                      ---------------------     -------------------     ---------------------
ASSETS:
  Investments at market value:             $ 36,143,846             $ 80,992,373             $  6,548,651

  Receivables:
    Dividends ................                       --                       --                       --
                                           ------------             ------------             ------------

      Total Assets ...........               36,143,846               80,992,373                6,548,651
                                           ------------             ------------             ------------

LIABILITIES:
  Payables:
    Insurance charges ........                    4,961                   11,093                      979
    Administrative fees ......                      588                    1,326                      107
                                           ------------             ------------             ------------

      Total Liabilities ......                    5,549                   12,419                    1,086
                                           ------------             ------------             ------------

NET ASSETS:                                $ 36,138,297             $ 80,979,954             $  6,547,565
                                           ============             ============             ============

                                       SMITH BARNEY MID       SMITH BARNEY MONEY        TRAVELERS MANAGED
                                      CAP CORE PORTFOLIO       MARKET PORTFOLIO         INCOME PORTFOLIO
                                      ------------------      ------------------        -----------------
ASSETS:
  Investments at market value:           $ 17,212,187             $121,487,625             $  9,392,635

  Receivables:
    Dividends ................                     --                   39,494                       --
                                         ------------             ------------             ------------

      Total Assets ...........             17,212,187              121,527,119                9,392,635
                                         ------------             ------------             ------------

LIABILITIES:
  Payables:
    Insurance charges ........                  2,558                   17,565                    1,543
    Administrative fees ......                    281                    1,994                      152
                                         ------------             ------------             ------------

      Total Liabilities ......                  2,839                   19,559                    1,695
                                         ------------             ------------             ------------

NET ASSETS:                              $ 17,209,348             $121,507,560             $  9,390,940
                                         ============             ============             ============

                        See Notes to Financial Statements
                                      -7-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                                                                                               SMITH BARNEY SMALL
                                                                 EMERGING GROWTH        GROWTH AND INCOME          CAP GROWTH
                                      COMSTOCK PORTFOLIO -    PORTFOLIO - CLASS II    PORTFOLIO - CLASS II       OPPORTUNITIES
                                         CLASS II SHARES             SHARES                  SHARES                PORTFOLIO
                                      --------------------    --------------------    --------------------     ------------------
ASSETS:
  Investments at market value:             $91,438,137             $53,258,708             $70,006,944             $ 8,403,376

  Receivables:
    Dividends ................                      --                      --                      --                      --
                                           -----------             -----------             -----------             -----------

      Total Assets ...........              91,438,137              53,258,708              70,006,944               8,403,376
                                           -----------             -----------             -----------             -----------

LIABILITIES:
  Payables:
    Insurance charges ........                  13,076                   7,535                  10,067                   1,193
    Administrative fees ......                   1,489                     877                   1,143                     138
                                           -----------             -----------             -----------             -----------

      Total Liabilities ......                  14,565                   8,412                  11,210                   1,331
                                           -----------             -----------             -----------             -----------

NET ASSETS:                                $91,423,572             $53,250,296             $69,995,734             $ 8,402,045
                                           ===========             ===========             ===========             ===========

                        See Notes to Financial Statements
                                      -8-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2002

                                          EQUITY - INCOME
                                        PORTFOLIO - SERVICE      GROWTH PORTFOLIO -       MID CAP PORTFOLIO -
                                              CLASS 2              SERVICE CLASS 2         SERVICE CLASS 2              COMBINED
                                        -------------------      ------------------       -------------------        --------------
ASSETS:
  Investments at market value:             $    1,747,687          $      754,291           $    1,438,925           $1,918,683,220

  Receivables:
    Dividends ................                         --                      --                       --                   39,494
                                           --------------          --------------           --------------           --------------

      Total Assets ...........                  1,747,687                 754,291                1,438,925            1,918,722,714
                                           --------------          --------------           --------------           --------------

LIABILITIES:
  Payables:
    Insurance charges ........                        291                     129                      240                  272,090
    Administrative fees ......                         28                      13                       24                   31,395
                                           --------------          --------------           --------------           --------------

      Total Liabilities ......                        319                     142                      264                  303,485
                                           --------------          --------------           --------------           --------------

NET ASSETS:                                $    1,747,368          $      754,149           $    1,438,661           $1,918,419,229
                                           ==============          ==============           ==============           ==============

                        See Notes to Financial Statements
                                      -9-

                       This page intentionally left blank

                                      -10-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                AIM V.I. CAPTIAL      AIM V.I. PREMIER
                                               APPRECIATION FUND -  EQUITY FUND - SERIES    PREMIER GROWTH     TECHNOLOGY PORTFOLIO
                                                    SERIES II                II           PORTFOLIO - CLASS B        - CLASS B
                                               -------------------  --------------------  -------------------  ---------------------
INVESTMENT INCOME:
  Dividends ...................................      $     --             $  1,796             $     --              $     --
                                                     --------             --------             --------              --------

EXPENSES:
  Insurance charges ...........................         2,747                3,992                1,579                 1,300
  Administrative fees .........................           270                  393                  154                   126
                                                     --------             --------             --------              --------

    Total expenses ............................         3,017                4,385                1,733                 1,426
                                                     --------             --------             --------              --------

      Net investment income (loss) ............        (3,017)              (2,589)              (1,733)               (1,426)
                                                     --------             --------             --------              --------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................            --                   --                   --                    --
    Realized gain (loss) on sale of investments        (6,395)             (11,178)                (382)                 (619)
                                                     --------             --------             --------              --------

      Realized gain (loss) ....................        (6,395)             (11,178)                (382)                 (619)
                                                     --------             --------             --------              --------

    Change in unrealized gain (loss)
      on investments ..........................       (47,483)             (81,403)             (28,173)              (26,256)
                                                     --------             --------             --------              --------

  Net increase (decrease) in net assets
    resulting from operations .................      $(56,895)            $(95,170)            $(30,288)             $(28,301)
                                                     ========             ========             ========              ========

                        See Notes to Financial Statements
                                      -11-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                  MUTUAL SHARES     TEMPLETON GROWTH
                                                SECURITIES FUND -   SECURITIES FUND -                              FUNDAMENTAL VALUE
                                                     CLASS 2             CLASS 2        APPRECIATION PORTFOLIO         PORTFOLIO
                                                -----------------   -----------------   ----------------------     -----------------
INVESTMENT INCOME:
  Dividends ...................................    $      7,743        $     18,214           $  4,893,061            $  1,307,694
                                                   ------------        ------------           ------------            ------------

EXPENSES:
  Insurance charges ...........................          12,864              12,903              4,190,082               1,259,539
  Administrative fees .........................           1,260               1,262                497,721                 143,752
                                                   ------------        ------------           ------------            ------------

    Total expenses ............................          14,124              14,165              4,687,803               1,403,291
                                                   ------------        ------------           ------------            ------------

      Net investment income (loss) ............          (6,381)              4,049                205,258                 (95,597)
                                                   ------------        ------------           ------------            ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................          19,200              17,909                     --               1,960,877
    Realized gain (loss) on sale of investments         (53,635)            (33,445)            (5,055,788)               (557,351)
                                                   ------------        ------------           ------------            ------------

      Realized gain (loss) ....................         (34,435)            (15,536)            (5,055,788)              1,403,526
                                                   ------------        ------------           ------------            ------------

    Change in unrealized gain (loss)
      on investments ..........................        (133,177)           (251,869)           (66,218,362)            (27,579,198)
                                                   ------------        ------------           ------------            ------------

  Net increase (decrease) in net assets
    resulting from operations .................    $   (173,993)       $   (263,356)          $(71,068,892)           $(26,271,269)
                                                   ============        ============           =============           =============

                        See Notes to Financial Statements
                                      -12-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                      OPPENHEIMER CAPITAL       OPPENHEIMER MAIN
                                                         APPRECIATION            STREET GROWTH &      PIONEER FUND VCT
                                                       FUND/VA - SERVICE        INCOME FUND/VA -    PORTFOLIO - CLASS II
                                                             SHARES              SERVICE SHARES            SHARES
                                                      -------------------       ----------------    --------------------
INVESTMENT INCOME:
  Dividends ...................................             $     150              $     166              $   3,746
                                                            ---------              ---------              ---------

EXPENSES:

  Insurance charges ...........................                 8,583                 11,868                  5,385
  Administrative fees .........................                   842                  1,177                    521
                                                            ---------              ---------              ---------

    Total expenses ............................                 9,425                 13,045                  5,906
                                                            ---------              ---------              ---------

      Net investment income (loss) ............                (9,275)               (12,879)                (2,160)
                                                            ---------              ---------              ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    --                     --                     --
    Realized gain (loss) on sale of investments                  (619)                (5,827)               (22,217)
                                                            ---------              ---------              ---------

      Realized gain (loss) ....................                  (619)                (5,827)               (22,217)
                                                            ---------              ---------              ---------

    Change in unrealized gain (loss)
      on investments ..........................              (119,279)              (197,759)               (78,306)
                                                            ---------              ---------              ---------

  Net increase (decrease) in net assets
    resulting from operations .................             $(129,173)             $(216,465)             $(102,683)
                                                            =========              =========              =========

                                                                                  PUTNAM VT
                                                         PIONEER MID-CAP      INTERNATIONAL GROWTH    PUTNAM VT SMALL CAP
                                                      VALUE VCT PORTFOLIO -      FUND - CLASS IB     VALUE FUND - CLASS IB
                                                         CLASS II SHARES            SHARES                   SHARES
                                                      ---------------------   ---------------------  ---------------------
INVESTMENT INCOME:
  Dividends ...................................             $   2,305              $     150                $     224
                                                            ---------              ---------                ---------

EXPENSES:
  Insurance charges ...........................                12,417                  4,788                   12,805
  Administrative fees .........................                 1,224                    467                    1,263
                                                            ---------              ---------                ---------

    Total expenses ............................                13,641                  5,255                   14,068
                                                            ---------              ---------                ---------

      Net investment income (loss) ............               (11,336)                (5,105)                 (13,844)
                                                            ---------              ---------                ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                26,547                     --                    1,096
    Realized gain (loss) on sale of investments               (38,095)               (48,612)                 (60,636)
                                                            ---------              ---------                ---------

      Realized gain (loss) ....................               (11,548)               (48,612)                 (59,540)
                                                            ---------              ---------                ---------

    Change in unrealized gain (loss)
      on investments ..........................              (165,835)                (4,584)                (266,609)
                                                            ---------              ---------                ---------

  Net increase (decrease) in net assets
    resulting from operations .................             $(188,719)             $ (58,301)               $(339,993)
                                                            =========              =========                =========

                        See Notes to Financial Statements
                                      -13-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   SELECT BALANCED      SELECT GROWTH     SELECT HIGH GROWTH        SMITH BARNEY
                                                       PORTFOLIO          PORTFOLIO            PORTFOLIO        GOVERNMENT PORTFOLIO
                                                   ---------------      -------------     ------------------    --------------------
INVESTMENT INCOME:
  Dividends ...................................      $ 11,613,261        $ 11,961,173         $    816,024           $  1,646,834
                                                     ------------        ------------         ------------           ------------

EXPENSES:
  Insurance charges ...........................         2,176,634           1,392,610              930,465                497,583
  Administrative fees .........................           259,511             166,820              111,527                 55,175
                                                     ------------        ------------         ------------           ------------

    Total expenses ............................         2,436,145           1,559,430            1,041,992                552,758
                                                     ------------        ------------         ------------           ------------

      Net investment income (loss) ............         9,177,116          10,401,743             (225,968)             1,094,076
                                                     ------------        ------------         ------------           ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                --           6,376,006                   --                288,044
    Realized gain (loss) on sale of investments        (3,703,342)         (5,847,673)          (5,871,698)                37,408
                                                     ------------        ------------         ------------           ------------

      Realized gain (loss) ....................        (3,703,342)            528,333           (5,871,698)               325,452
                                                     ------------        ------------         ------------           ------------

    Change in unrealized gain (loss)
      on investments ..........................       (20,509,629)        (35,488,109)         (15,611,645)             1,084,194
                                                     ------------        ------------         ------------           ------------

  Net increase (decrease) in net assets
    resulting from operations .................      $(15,035,855)       $(24,558,033)        $(21,709,311)          $  2,503,722
                                                     ============        ============         ============           ============

                        See Notes to Financial Statements
                                      -14-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                            SMITH BARNEY PREMIER
                                                        SMITH BARNEY GROWTH        SMITH BARNEY LARGE        SELECTIONS ALL CAP
                                                        AND INCOME PORTFOLIO       CAP CORE PORTFOLIO         GROWTH PORTFOLIO
                                                        --------------------       ------------------       --------------------
INVESTMENT INCOME:
  Dividends ...................................             $    256,214              $    319,477              $     13,421
                                                            ------------              ------------              ------------

EXPENSES:
  Insurance charges ...........................                  405,025                   664,869                   300,884
  Administrative fees .........................                   47,441                    78,592                    36,048
                                                            ------------              ------------              ------------

    Total expenses ............................                  452,466                   743,461                   336,932
                                                            ------------              ------------              ------------

      Net investment income (loss) ............                 (196,252)                 (423,984)                 (323,511)
                                                            ------------              ------------              ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                       --                        --                        --
    Realized gain (loss) on sale of investments                 (863,341)               (2,616,563)               (1,645,700)
                                                            ------------              ------------              ------------

      Realized gain (loss) ....................                 (863,341)               (2,616,563)               (1,645,700)
                                                            ------------              ------------              ------------

    Change in unrealized gain (loss)
      on investments ..........................               (7,570,643)              (14,156,076)               (6,130,448)
                                                            ------------              ------------              ------------

  Net increase (decrease) in net assets
    resulting from operations .................             $ (8,630,236)             $(17,196,623)             $ (8,099,659)
                                                            ============              ============              ============

                                                        CONVERTIBLE SECURITIES     MFS MID CAP GROWTH           MFS RESEARCH
                                                              PORTFOLIO                 PORTFOLIO                 PORTFOLIO
                                                        ----------------------     ------------------           -------------
INVESTMENT INCOME:
  Dividends ...................................              $    242,192              $         --              $    418,807
                                                             ------------              ------------              ------------

EXPENSES:
  Insurance charges ...........................                    25,778                 1,109,816                   934,727
  Administrative fees .........................                     2,553                   132,918                   111,921
                                                             ------------              ------------              ------------

    Total expenses ............................                    28,331                 1,242,734                 1,046,648
                                                             ------------              ------------              ------------

      Net investment income (loss) ............                   213,861                (1,242,734)                 (627,841)
                                                             ------------              ------------              ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                    17,604                        --                        --
    Realized gain (loss) on sale of investments                   (38,750)              (17,517,403)               (6,861,091)
                                                             ------------              ------------              ------------

      Realized gain (loss) ....................                   (21,146)              (17,517,403)               (6,861,091)
                                                             ------------              ------------              ------------

    Change in unrealized gain (loss)
      on investments ..........................                  (252,676)              (48,083,016)              (15,929,563)
                                                             ------------              ------------              ------------

  Net increase (decrease) in net assets
    resulting from operations .................              $    (59,961)             $(66,843,153)             $(23,418,495)
                                                             ============              ============              ============

                        See Notes to Financial Statements
                                      -15-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                             SMITH BARNEY
                                                  SOCIAL AWARENESS    MFS TOTAL RETURN     AGGRESSIVE GROWTH     SMITH BARNEY HIGH
                                                  STOCK PORTFOLIO         PORTFOLIO            PORTFOLIO          INCOME PORTFOLIO
                                                  ----------------    ----------------     -----------------     -----------------
INVESTMENT INCOME:
  Dividends ...................................     $    160,820         $  7,946,635         $         --           $ 10,412,411
                                                    ------------         ------------         ------------           ------------

EXPENSES:
  Insurance charges ...........................          220,355            1,603,036            2,382,169                502,036
  Administrative fees .........................           26,046              189,499              279,534                 59,474
                                                    ------------         ------------         ------------           ------------

    Total expenses ............................          246,401            1,792,535            2,661,703                561,510
                                                    ------------         ------------         ------------           ------------

      Net investment income (loss) ............          (85,581)           6,154,100           (2,661,703)             9,850,901
                                                    ------------         ------------         ------------           ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................               --            4,953,257                   --                     --
    Realized gain (loss) on sale of investments         (712,014)            (634,955)          (3,851,812)            (1,284,727)
                                                    ------------         ------------         ------------           ------------

      Realized gain (loss) ....................         (712,014)           4,318,302           (3,851,812)            (1,284,727)
                                                    ------------         ------------         ------------           ------------

    Change in unrealized gain (loss)
      on investments ..........................       (4,603,626)         (19,826,871)         (73,699,388)           (10,486,157)
                                                    ------------         ------------         ------------           ------------

  Net increase (decrease) in net assets
    resulting from operations .................     $ (5,401,221)        $ (9,354,469)        $(80,212,903)          $ (1,919,983)
                                                    ============         ============         ============           ============

                        See Notes to Financial Statements
                                      -16-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                            SMITH BARNEY                                    SMITH BARNEY LARGE
                                                       INTERNATIONAL ALL CAP      SMITH BARNEY LARGE       CAPITALIZATION GROWTH
                                                          GROWTH PORTFOLIO        CAP VALUE PORTFOLIO            PORTFOLIO
                                                       ---------------------      -------------------      ---------------------
INVESTMENT INCOME:
  Dividends ...................................             $    421,498              $  3,789,094              $     25,876
                                                            ------------              ------------              ------------

EXPENSES:
  Insurance charges ...........................                  555,892                 1,289,209                    71,352
  Administrative fees .........................                   66,433                   154,480                     8,109
                                                            ------------              ------------              ------------

    Total expenses ............................                  622,325                 1,443,689                    79,461
                                                            ------------              ------------              ------------

      Net investment income (loss) ............                 (200,827)                2,345,405                   (53,585)
                                                            ------------              ------------              ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                       --                        --                        --
    Realized gain (loss) on sale of investments               (5,709,560)               (4,947,468)                 (121,261)
                                                            ------------              ------------              ------------

      Realized gain (loss) ....................               (5,709,560)               (4,947,468)                 (121,261)
                                                            ------------              ------------              ------------

    Change in unrealized gain (loss)
      on investments ..........................               (8,216,907)              (29,800,817)               (1,517,226)
                                                            ------------              ------------              ------------

  Net increase (decrease) in net assets
    resulting from operations .................             $(14,127,294)             $(32,402,880)             $ (1,692,072)
                                                            ============              ============              ============

                                                        SMITH BARNEY MID         SMITH BARNEY MONEY        TRAVELERS MANAGED
                                                       CAP CORE PORTFOLIO         MARKET PORTFOLIO          INCOME PORTFOLIO
                                                       ------------------        ------------------        -----------------
INVESTMENT INCOME:
  Dividends ...................................           $     16,431              $  1,460,163              $    863,360
                                                          ------------              ------------              ------------

EXPENSES:
  Insurance charges ...........................                179,625                 1,491,994                    45,221
  Administrative fees .........................                 20,351                   173,841                     4,451
                                                          ------------              ------------              ------------

    Total expenses ............................                199,976                 1,665,835                    49,672
                                                          ------------              ------------              ------------

      Net investment income (loss) ............               (183,545)                 (205,672)                  813,688
                                                          ------------              ------------              ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                     --                        --                    60,534
    Realized gain (loss) on sale of investments               (181,715)                       --                    (3,388)
                                                          ------------              ------------              ------------

      Realized gain (loss) ....................               (181,715)                       --                    57,146
                                                          ------------              ------------              ------------

    Change in unrealized gain (loss)
      on investments ..........................             (2,907,975)                       --                  (600,986)
                                                          ------------              ------------              ------------

  Net increase (decrease) in net assets
    resulting from operations .................           $ (3,273,235)             $   (205,672)             $    269,848
                                                          ============              ============              ============

                        See Notes to Financial Statements
                                      -17-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                                                 SMITH BARNEY SMALL
                                                                       EMERGING GROWTH      GROWTH AND INCOME        CAP GROWTH
                                               COMSTOCK PORTFOLIO -  PORTFOLIO - CLASS II  PORTFOLIO - CLASS II     OPPORTUNITIES
                                                 CLASS II SHARES            SHARES                SHARES              PORTFOLIO
                                               --------------------  --------------------  --------------------  ------------------
INVESTMENT INCOME:
  Dividends ...................................    $    376,349          $     32,742          $    410,902          $         --
                                                   ------------          ------------          ------------          ------------

EXPENSES:
  Insurance charges ...........................       1,148,195               799,084               830,951               114,923
  Administrative fees .........................         134,209                94,687                97,143                13,587
                                                   ------------          ------------          ------------          ------------

    Total expenses ............................       1,282,404               893,771               928,094               128,510
                                                   ------------          ------------          ------------          ------------

      Net investment income (loss) ............        (906,055)             (861,029)             (517,192)             (128,510)
                                                   ------------          ------------          ------------          ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................         697,583                    --                    --                    --
    Realized gain (loss) on sale of investments      (1,496,099)           (3,268,589)             (661,458)             (300,340)
                                                   ------------          ------------          ------------          ------------

      Realized gain (loss) ....................        (798,516)           (3,268,589)             (661,458)             (300,340)
                                                   ------------          ------------          ------------          ------------

    Change in unrealized gain (loss)
      on investments ..........................     (20,794,888)          (22,193,330)          (11,315,418)           (2,472,911)
                                                   ------------          ------------          ------------          ------------

  Net increase (decrease) in net assets
    resulting from operations .................    $(22,499,459)         $(26,322,948)         $(12,494,068)         $ (2,901,761)
                                                   ============          ============          ============          ============

                        See Notes to Financial Statements
                                      -18-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                   EQUITY - INCOME
                                                  PORTFOLIO - SERVICE   GROWTH PORTFOLIO -   MID CAP PORTFOLIO -
                                                        CLASS 2          SERVICE CLASS 2       SERVICE CLASS 2         COMBINED
                                                  -------------------   ------------------   -------------------     -------------
INVESTMENT INCOME:
  Dividends ...................................      $          30        $           7         $          17        $  59,438,987
                                                     -------------        -------------         -------------        -------------

EXPENSES:
  Insurance charges ...........................             12,302                6,103                 8,293           25,239,983
  Administrative fees .........................              1,199                  589                   810            2,977,380
                                                     -------------        -------------         -------------        -------------

    Total expenses ............................             13,501                6,692                 9,103           28,217,363
                                                     -------------        -------------         -------------        -------------

      Net investment income (loss) ............            (13,471)              (6,685)               (9,086)          31,221,624
                                                     -------------        -------------         -------------        -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 44                   --                    --           14,418,701
    Realized gain (loss) on sale of investments            (18,542)             (15,507)              (12,527)         (74,042,914)
                                                     -------------        -------------         -------------        -------------

      Realized gain (loss) ....................            (18,498)             (15,507)              (12,527)         (59,624,213)
                                                     -------------        -------------         -------------        -------------

    Change in unrealized gain (loss)
      on investments ..........................           (153,854)            (117,575)              (46,286)        (466,600,119)
                                                     -------------        -------------         -------------        -------------

  Net increase (decrease) in net assets
    resulting from operations .................      $    (185,823)       $    (139,767)        $     (67,899)       $(495,002,708)
                                                     =============        =============         =============        =============

                        See Notes to Financial Statements
                                      -19-

                       This page intentionally left blank

                                      -20-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                           AIM V.I. CAPTIAL APPRECIATION  AIM V.I. PREMIER EQUITY FUND -  PREMIER GROWTH PORTFOLIO -
                                                  FUND - SERIES II                   SERIES II                      CLASS B
                                           -----------------------------  ------------------------------  --------------------------
                                                2002             2001           2002             2001         2002             2001
                                             ---------         -------       ---------         -------     ---------         -------
OPERATIONS:
  Net investment income (loss) ..........    $  (3,017)        $    --       $  (2,589)        $    --     $  (1,733)        $    --
  Realized gain (loss) ..................       (6,395)             --         (11,178)             --          (382)             --
  Change in unrealized gain (loss)
    on investments ......................      (47,483)             --         (81,403)             --       (28,173)             --
                                             ---------         -------       ---------         -------     ---------         -------

    Net increase (decrease) in net assets
      resulting from operations .........      (56,895)             --         (95,170)             --       (30,288)             --
                                             ---------         -------       ---------         -------     ---------         -------

UNIT TRANSACTIONS:
  Participant purchase payments .........      370,202              --         589,307              --       243,678              --
  Participant transfers from other
    funding options .....................       11,614              --          25,799              --        30,861              --
  Administrative charges ................          (67)             --             (92)             --           (36)             --
  Contract surrenders ...................       (5,469)             --         (10,108)             --            --              --
  Participant transfers to other
    funding options .....................       (9,547)             --         (62,320)             --        (2,601)             --
  Other payments to participants ........           --              --              --              --            --              --
                                             ---------         -------       ---------         -------     ---------         -------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      366,733              --         542,586              --       271,902              --
                                             ---------         -------       ---------         -------     ---------         -------

    Net increase (decrease) in net assets      309,838              --         447,416              --       241,614              --

NET ASSETS:
    Beginning of year ...................           --              --              --              --            --              --
                                             ---------         -------       ---------         -------     ---------         -------
    End of year .........................    $ 309,838         $    --       $ 447,416         $    --     $ 241,614         $    --
                                             =========         =======       =========         =======     =========         =======

                        See Notes to Financial Statements
                                      -21-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                                                  MUTUAL SHARES SECURITIES FUND -
                                                TECHNOLOGY PORTFOLIO - CLASS B                CLASS 2
                                                ------------------------------    -------------------------------
                                                     2002              2001             2002              2001
                                                 -----------         -------        -----------         -------
OPERATIONS:
  Net investment income (loss) ..........        $    (1,426)        $    --        $    (6,381)        $    --
  Realized gain (loss) ..................               (619)             --            (34,435)             --
  Change in unrealized gain (loss)
    on investments ......................            (26,256)             --           (133,177)             --
                                                 -----------         -------        -----------         -------

    Net increase (decrease) in net assets
      resulting from operations .........            (28,301)             --           (173,993)             --
                                                 -----------         -------        -----------         -------

UNIT TRANSACTIONS:
  Participant purchase payments .........            206,534              --          2,304,733              --
  Participant transfers from other
    funding options .....................             26,051              --            139,024              --
  Administrative charges ................                (24)             --               (198)             --
  Contract surrenders ...................             (1,734)             --            (24,955)             --
  Participant transfers to other
    funding options .....................               (720)             --           (336,397)             --
  Other payments to participants ........                 --              --                 --              --
                                                 -----------         -------        -----------         -------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            230,107              --          2,082,207              --
                                                 -----------         -------        -----------         -------

    Net increase (decrease) in net assets            201,806              --          1,908,214              --

NET ASSETS:
    Beginning of year ...................                 --              --                 --              --
                                                 -----------         -------        -----------         -------
    End of year .........................        $   201,806         $    --        $ 1,908,214         $    --
                                                 ===========         =======        ===========         =======

                                                TEMPLETON GROWTH SECURITIES
                                                       FUND - CLASS 2
                                                ----------------------------
                                                     2002              2001
                                                 -----------         -------
OPERATIONS:
  Net investment income (loss) ..........        $     4,049         $    --
  Realized gain (loss) ..................            (15,536)             --
  Change in unrealized gain (loss)
    on investments ......................           (251,869)             --
                                                 -----------         -------

    Net increase (decrease) in net assets
      resulting from operations .........           (263,356)             --
                                                 -----------         -------

UNIT TRANSACTIONS:
  Participant purchase payments .........          2,050,295              --
  Participant transfers from other
    funding options .....................            297,565              --
  Administrative charges ................               (167)             --
  Contract surrenders ...................            (40,056)             --
  Participant transfers to other
    funding options .....................           (121,211)             --
  Other payments to participants ........                 --              --
                                                 -----------         -------

    Net increase (decrease) in net assets
      resulting from unit transactions ..          2,186,426              --
                                                 -----------         -------

    Net increase (decrease) in net assets          1,923,070              --

NET ASSETS:
    Beginning of year ...................                 --              --
                                                 -----------         -------
    End of year .........................        $ 1,923,070         $    --
                                                 ===========         =======

                        See Notes to Financial Statements
                                      -22-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       APPRECIATION PORTFOLIO                    FUNDAMENTAL VALUE PORTFOLIO
                                                 -----------------------------------         -----------------------------------
                                                      2002                  2001                  2002                  2001
                                                 -------------         -------------         -------------         -------------
OPERATIONS:
  Net investment income (loss) ..........        $     205,258         $    (979,383)        $     (95,597)        $    (132,693)
  Realized gain (loss) ..................           (5,055,788)             (623,259)            1,403,526             1,544,229
  Change in unrealized gain (loss)
    on investments ......................          (66,218,362)          (17,709,980)          (27,579,198)             (860,825)
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations .........          (71,068,892)          (19,312,622)          (26,271,269)              550,711
                                                 -------------         -------------         -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........           60,279,364            66,717,013            82,909,902            47,479,398
  Participant transfers from other
    funding options .....................           15,224,833            12,273,562            20,713,986            13,748,406
  Administrative charges ................             (322,217)             (290,262)              (59,856)               (4,554)
  Contract surrenders ...................          (32,011,817)          (28,301,390)           (7,451,099)             (683,414)
  Participant transfers to other
    funding options .....................          (30,643,409)          (21,513,086)          (13,526,484)           (1,838,741)
  Other payments to participants ........           (1,791,912)           (2,616,955)             (532,924)             (196,787)
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           10,734,842            26,268,882            82,053,525            58,504,308
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets          (60,334,050)            6,956,260            55,782,256            59,055,019

NET ASSETS:
    Beginning of year ...................          360,167,821           353,211,561            59,055,019                    --
                                                 -------------         -------------         -------------         -------------
    End of year .........................        $ 299,833,771         $ 360,167,821         $ 114,837,275         $  59,055,019
                                                 =============         =============         =============         =============

                                                        OPPENHEIMER CAPITAL           OPPENHEIMER MAIN STREET GROWTH
                                                  APPRECIATION FUND/VA - SERVICE        & INCOME FUND/VA - SERVICE
                                                               SHARES                              SHARES
                                                  ------------------------------      ------------------------------
                                                       2002               2001              2002               2001
                                                  -------------         -------        -------------         -------
OPERATIONS:
  Net investment income (loss) ..........         $      (9,275)        $    --        $     (12,879)        $    --
  Realized gain (loss) ..................                  (619)             --               (5,827)             --
  Change in unrealized gain (loss)
    on investments ......................              (119,279)             --             (197,759)             --
                                                  -------------         -------        -------------         -------

    Net increase (decrease) in net assets
      resulting from operations .........              (129,173)             --             (216,465)             --
                                                  -------------         -------        -------------         -------

UNIT TRANSACTIONS:
  Participant purchase payments .........             1,470,403              --            2,222,677              --
  Participant transfers from other
    funding options .....................               127,778              --              124,062              --
  Administrative charges ................                  (153)             --                 (195)             --
  Contract surrenders ...................               (13,278)             --              (12,632)             --
  Participant transfers to other
    funding options .....................               (11,499)             --              (45,521)             --
  Other payments to participants ........                    --              --                   --              --
                                                  -------------         -------        -------------         -------

    Net increase (decrease) in net assets
      resulting from unit transactions ..             1,573,251              --            2,288,391              --
                                                  -------------         -------        -------------         -------

    Net increase (decrease) in net assets             1,444,078              --            2,071,926              --

NET ASSETS:
    Beginning of year ...................                    --              --                   --              --
                                                  -------------         -------        -------------         -------
    End of year .........................         $   1,444,078         $    --        $   2,071,926         $    --
                                                  =============         =======        =============         =======

                        See Notes to Financial Statements
                                      -23-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                 PIONEER FUND VCT PORTFOLIO -        PIONEER MID-CAP VALUE VCT
                                                        CLASS II SHARES             PORTFOLIO - CLASS II SHARES
                                                 ----------------------------       ---------------------------
                                                     2002              2001             2002              2001
                                                 -----------         -------        -----------         -------
OPERATIONS:
  Net investment income (loss) ..........        $    (2,160)        $    --        $   (11,336)        $    --
  Realized gain (loss) ..................            (22,217)             --            (11,548)             --
  Change in unrealized gain (loss)
    on investments ......................            (78,306)             --           (165,835)             --
                                                 -----------         -------        -----------         -------

    Net increase (decrease) in net assets
      resulting from operations .........           (102,683)             --           (188,719)             --
                                                 -----------         -------        -----------         -------

UNIT TRANSACTIONS:
  Participant purchase payments .........            776,322              --          1,895,046              --
  Participant transfers from other
    funding options .....................             50,219              --            208,946              --
  Administrative charges ................                (69)             --               (155)             --
  Contract surrenders ...................            (11,951)             --            (57,618)             --
  Participant transfers to other
    funding options .....................            (97,355)             --           (148,789)             --
  Other payments to participants ........                 --              --                 --              --
                                                 -----------         -------        -----------         -------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            717,166              --          1,897,430              --
                                                 -----------         -------        -----------         -------

    Net increase (decrease) in net assets            614,483              --          1,708,711              --

NET ASSETS:
    Beginning of year ...................                 --              --                 --              --
                                                 -----------         -------        -----------         -------
    End of year .........................        $   614,483         $    --        $ 1,708,711         $    --
                                                 ===========         =======        ===========         =======

                                                PUTNAM VT INTERNATIONAL GROWTH
                                                    FUND - CLASS IB SHARES
                                                ------------------------------
                                                     2002              2001
                                                 -----------         -------
OPERATIONS:
  Net investment income (loss) ..........        $    (5,105)        $    --
  Realized gain (loss) ..................            (48,612)             --
  Change in unrealized gain (loss)
    on investments ......................             (4,584)             --
                                                 -----------         -------

    Net increase (decrease) in net assets
      resulting from operations .........            (58,301)             --
                                                 -----------         -------

UNIT TRANSACTIONS:
  Participant purchase payments .........            893,252              --
  Participant transfers from other
    funding options .....................            941,942              --
  Administrative charges ................                (81)             --
  Contract surrenders ...................            (17,255)             --
  Participant transfers to other
    funding options .....................           (920,680)             --
  Other payments to participants ........                 --              --
                                                 -----------         -------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            897,178              --
                                                 -----------         -------

    Net increase (decrease) in net assets            838,877              --

NET ASSETS:
    Beginning of year ...................                 --              --
                                                 -----------         -------
    End of year .........................        $   838,877         $    --
                                                 ===========         =======

                        See Notes to Financial Statements
                                      -24-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                 PUTNAM VT SMALL CAP VALUE FUND
                                                        - CLASS IB SHARES                  SELECT BALANCED PORTFOLIO
                                                 ------------------------------       -----------------------------------
                                                      2002               2001              2002                  2001
                                                 -------------         -------        -------------         -------------
OPERATIONS:
  Net investment income (loss) ..........        $     (13,844)        $    --        $   9,177,116         $   4,090,854
  Realized gain (loss) ..................              (59,540)             --           (3,703,342)            4,645,575
  Change in unrealized gain (loss)
    on investments ......................             (266,609)             --          (20,509,629)          (14,048,117)
                                                 -------------         -------        -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations .........             (339,993)             --          (15,035,855)           (5,311,688)
                                                 -------------         -------        -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........            2,040,354              --           24,935,285            39,129,578
  Participant transfers from other
    funding options .....................              286,715              --            5,825,300            55,426,051
  Administrative charges ................                 (198)             --             (117,756)             (103,472)
  Contract surrenders ...................              (36,957)             --          (22,001,531)          (16,412,851)
  Participant transfers to other
    funding options .....................             (277,266)             --          (16,873,985)          (13,963,895)
  Other payments to participants ........                   --              --           (2,544,891)           (2,346,897)
                                                 -------------         -------        -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            2,012,648              --          (10,777,578)           61,728,514
                                                 -------------         -------        -------------         -------------

    Net increase (decrease) in net assets            1,672,655              --          (25,813,433)           56,416,826

NET ASSETS:
    Beginning of year ...................                   --              --          185,579,075           129,162,249
                                                 -------------         -------        -------------         -------------
    End of year .........................        $   1,672,655         $    --        $ 159,765,642         $ 185,579,075
                                                 =============         =======        =============         =============

                                                 SELECT CONSERVATIVE PORTFOLIO               SELECT GROWTH PORTFOLIO
                                                 -----------------------------         -----------------------------------
                                                    2002              2001                 2002                   2001
                                                  -------        -------------         -------------         -------------
OPERATIONS:
  Net investment income (loss) ..........         $    --        $   2,240,695         $  10,401,743         $  (2,014,951)
  Realized gain (loss) ..................              --           (2,213,034)              528,333            (2,058,921)
  Change in unrealized gain (loss)
    on investments ......................              --              475,585           (35,488,109)          (13,860,709)
                                                  -------        -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations .........              --              503,246           (24,558,033)          (17,934,581)
                                                  -------        -------------         -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........              --            2,555,044             4,512,997            12,854,097
  Participant transfers from other
    funding options .....................              --              725,862             1,929,506             2,475,199
  Administrative charges ................              --                 (201)             (119,928)             (123,748)
  Contract surrenders ...................              --             (932,186)          (11,320,016)          (12,385,080)
  Participant transfers to other
    funding options .....................              --          (34,085,852)          (10,166,483)          (14,855,386)
  Other payments to participants ........              --              (28,791)             (635,601)             (593,761)
                                                  -------        -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..              --          (31,766,124)          (15,799,525)          (12,628,679)
                                                  -------        -------------         -------------         -------------

    Net increase (decrease) in net assets              --          (31,262,878)          (40,357,558)          (30,563,260)

NET ASSETS:
    Beginning of year ...................              --           31,262,878           133,265,781           163,829,041
                                                  -------        -------------         -------------         -------------
    End of year .........................         $    --        $          --         $  92,908,223         $ 133,265,781
                                                  =======        =============         =============         =============

                        See Notes to Financial Statements
                                      -25-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                     SELECT HIGH GROWTH PORTFOLIO               SELECT INCOME PORTFOLIO
                                                 -----------------------------------         ----------------------------
                                                      2002                  2001               2002              2001
                                                 -------------         -------------         -------        -------------
OPERATIONS:
  Net investment income (loss) ..........        $    (225,968)        $   3,615,645         $    --        $   1,157,008
  Realized gain (loss) ..................           (5,871,698)            2,592,440              --           (1,483,573)
  Change in unrealized gain (loss)
    on investments ......................          (15,611,645)          (21,366,212)             --              560,973
                                                 -------------         -------------         -------        -------------

    Net increase (decrease) in net assets
      resulting from operations .........          (21,709,311)          (15,158,127)             --              234,408
                                                 -------------         -------------         -------        -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........            3,068,998             8,648,105              --              860,328
  Participant transfers from other
    funding options .....................              801,771             1,923,519              --              463,910
  Administrative charges ................              (92,097)              (96,322)             --                 (107)
  Contract surrenders ...................           (7,130,978)           (7,680,418)             --             (660,897)
  Participant transfers to other
    funding options .....................           (6,683,636)           (9,239,623)             --          (14,725,271)
  Other payments to participants ........             (242,740)             (397,046)             --              (11,340)
                                                 -------------         -------------         -------        -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..          (10,278,682)           (6,841,785)             --          (14,073,377)
                                                 -------------         -------------         -------        -------------

    Net increase (decrease) in net assets          (31,987,993)          (21,999,912)             --          (13,838,969)

NET ASSETS:
    Beginning of year ...................           91,355,927           113,355,839              --           13,838,969
                                                 -------------         -------------         -------        -------------
    End of year .........................        $  59,367,934         $  91,355,927         $    --        $          --
                                                 =============         =============         =======        =============

                                                  SELECT SMALL CAP PORTFOLIO
                                                 ----------------------------
                                                   2002              2001
                                                 -------        -------------
OPERATIONS:
  Net investment income (loss) ..........        $    --        $     (33,395)
  Realized gain (loss) ..................             --           (1,547,437)
  Change in unrealized gain (loss)
    on investments ......................             --            1,008,618
                                                 -------        -------------

    Net increase (decrease) in net assets
      resulting from operations .........             --             (572,214)
                                                 -------        -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........             --            1,951,394
  Participant transfers from other
    funding options .....................             --              484,744
  Administrative charges ................             --                  (25)
  Contract surrenders ...................             --             (169,074)
  Participant transfers to other
    funding options .....................             --           (8,589,523)
  Other payments to participants ........             --               (9,353)
                                                 -------        -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..             --           (6,331,837)
                                                 -------        -------------

    Net increase (decrease) in net assets             --           (6,904,051)

NET ASSETS:
    Beginning of year ...................             --            6,904,051
                                                 -------        -------------
    End of year .........................        $    --        $          --
                                                 =======        =============

                        See Notes to Financial Statements
                                      -26-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                       SMITH BARNEY GOVERNMENT              SMITH BARNEY GROWTH AND INCOME
                                                             PORTFOLIO                                PORTFOLIO
                                                 ---------------------------------         ---------------------------------
                                                     2002                 2001                 2002                 2001
                                                 ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ..........        $  1,094,076         $   (141,261)        $   (196,252)        $   (330,232)
  Realized gain (loss) ..................             325,452              138,318             (863,341)            (151,931)
  Change in unrealized gain (loss)
    on investments ......................           1,084,194              396,742           (7,570,643)          (2,070,272)
                                                 ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations .........           2,503,722              393,799           (8,630,236)          (2,552,435)
                                                 ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........          40,230,303            4,744,036           13,674,563           17,163,018
  Participant transfers from other
    funding options .....................          50,845,789            7,317,682            2,222,869            2,291,362
  Administrative charges ................             (21,376)              (3,955)             (20,225)             (10,373)
  Contract surrenders ...................          (4,056,011)            (762,955)          (2,781,677)          (1,388,773)
  Participant transfers to other
    funding options .....................          (8,606,877)          (4,722,549)          (4,014,081)          (1,713,408)
  Other payments to participants ........            (111,469)              (2,384)            (202,230)            (115,966)
                                                 ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..          78,280,359            6,569,875            8,879,219           16,225,860
                                                 ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets          80,784,081            6,963,674              248,983           13,673,425

NET ASSETS:
    Beginning of year ...................           9,872,839            2,909,165           30,685,286           17,011,861
                                                 ------------         ------------         ------------         ------------
    End of year .........................        $ 90,656,920         $  9,872,839         $ 30,934,269         $ 30,685,286
                                                 ============         ============         ============         ============

                                                    SMITH BARNEY LARGE CAP CORE             SMITH BARNEY PREMIER SELECTIONS
                                                             PORTFOLIO                          ALL CAP GROWTH PORTFOLIO
                                                 ---------------------------------         ---------------------------------
                                                     2002                 2001                 2002                 2001
                                                 ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ..........        $   (423,984)        $   (701,396)        $   (323,511)        $   (394,779)
  Realized gain (loss) ..................          (2,616,563)            (310,896)          (1,645,700)            (361,212)
  Change in unrealized gain (loss)
    on investments ......................         (14,156,076)          (7,123,183)          (6,130,448)          (3,751,989)
                                                 ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations .........         (17,196,623)          (8,135,475)          (8,099,659)          (4,507,980)
                                                 ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........          13,465,998           26,159,124            1,250,797           13,745,462
  Participant transfers from other
    funding options .....................           4,209,820            4,275,343              943,935            3,633,424
  Administrative charges ................             (46,214)             (31,083)             (25,413)             (19,632)
  Contract surrenders ...................          (4,554,264)          (3,184,540)          (2,067,388)          (1,713,315)
  Participant transfers to other
    funding options .....................          (6,919,287)          (3,703,713)          (2,810,310)          (3,511,257)
  Other payments to participants ........            (349,246)            (172,611)            (221,471)            (137,105)
                                                 ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           5,806,807           23,342,520           (2,929,850)          11,997,577
                                                 ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets         (11,389,816)          15,207,045          (11,029,509)           7,489,597

NET ASSETS:
    Beginning of year ...................          58,061,800           42,854,755           30,030,745           22,541,148
                                                 ------------         ------------         ------------         ------------
    End of year .........................        $ 46,671,984         $ 58,061,800         $ 19,001,236         $ 30,030,745
                                                 ============         ============         ============         ============

                        See Notes to Financial Statements
                                      -27-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                CONVERTIBLE SECURITIES PORTFOLIO         MFS MID CAP GROWTH PORTFOLIO
                                                --------------------------------      -----------------------------------
                                                      2002               2001              2002                  2001
                                                 -------------         -------        -------------         -------------
OPERATIONS:
  Net investment income (loss) ..........        $     213,861         $    --        $  (1,242,734)        $  (2,176,278)
  Realized gain (loss) ..................              (21,146)             --          (17,517,403)           28,903,783
  Change in unrealized gain (loss)
    on investments ......................             (252,676)             --          (48,083,016)          (73,867,088)
                                                 -------------         -------        -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations .........              (59,961)             --          (66,843,153)          (47,139,583)
                                                 -------------         -------        -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........            4,121,181              --            5,762,080            26,338,411
  Participant transfers from other
    funding options .....................              309,197              --            5,433,092            11,375,571
  Administrative charges ................                 (250)             --             (106,189)             (132,609)
  Contract surrenders ...................             (118,862)             --           (8,777,625)          (12,619,361)
  Participant transfers to other
    funding options .....................             (456,892)             --          (12,140,272)          (20,430,875)
  Other payments to participants ........              (31,229)             --             (369,941)             (477,400)
                                                 -------------         -------        -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            3,823,145              --          (10,198,855)            4,053,737
                                                 -------------         -------        -------------         -------------

    Net increase (decrease) in net assets            3,763,184              --          (77,042,008)          (43,085,846)

NET ASSETS:
    Beginning of year ...................                   --              --          137,989,777           181,075,623
                                                 -------------         -------        -------------         -------------
    End of year .........................        $   3,763,184         $    --        $  60,947,769         $ 137,989,777
                                                 =============         =======        =============         =============

                                                       MFS RESEARCH PORTFOLIO
                                                -----------------------------------
                                                     2002                  2001
                                                -------------         -------------
OPERATIONS:
  Net investment income (loss) ..........       $    (627,841)        $  (1,421,968)
  Realized gain (loss) ..................          (6,861,091)            4,365,001
  Change in unrealized gain (loss)
    on investments ......................         (15,929,563)          (33,167,942)
                                                -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations .........         (23,418,495)          (30,224,909)
                                                -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........           4,588,533             9,961,929
  Participant transfers from other
    funding options .....................           1,238,546             3,764,132
  Administrative charges ................             (86,634)              (89,723)
  Contract surrenders ...................          (6,309,061)           (7,716,320)
  Participant transfers to other
    funding options .....................          (8,605,569)          (10,805,753)
  Other payments to participants ........            (500,506)             (520,759)
                                                -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..          (9,674,691)           (5,406,494)
                                                -------------         -------------

    Net increase (decrease) in net assets         (33,093,186)          (35,631,403)

NET ASSETS:
    Beginning of year ...................          92,703,525           128,334,928
                                                -------------         -------------
    End of year .........................       $  59,610,339         $  92,703,525
                                                =============         =============

                        See Notes to Financial Statements
                                      -28-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                   SOCIAL AWARENESS STOCK PORTFOLIO               MFS TOTAL RETURN PORTFOLIO
                                                 -----------------------------------         -----------------------------------
                                                      2002                  2001                  2002                  2001
                                                 -------------         -------------         -------------         -------------
OPERATIONS:
  Net investment income (loss) ..........        $     (85,581)        $    (120,359)        $   6,154,100         $   1,346,736
  Realized gain (loss) ..................             (712,014)              (64,637)            4,318,302             3,445,450
  Change in unrealized gain (loss)
    on investments ......................           (4,603,626)           (2,003,638)          (19,826,871)           (5,944,539)
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations .........           (5,401,221)           (2,188,634)           (9,354,469)           (1,152,353)
                                                 -------------         -------------         -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........            5,509,048            12,255,800            36,525,175            34,393,305
  Participant transfers from other
    funding options .....................            1,301,553             2,316,957            16,064,861            10,900,304
  Administrative charges ................              (14,670)               (7,878)              (94,517)              (66,373)
  Contract surrenders ...................           (1,473,289)             (601,043)          (12,529,552)           (7,678,154)
  Participant transfers to other
    funding options .....................           (2,097,147)           (1,332,101)          (16,566,552)           (8,369,615)
  Other payments to participants ........             (168,488)              (89,593)             (906,894)             (823,821)
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            3,057,007            12,542,142            22,492,521            28,355,646
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets           (2,344,214)           10,353,508            13,138,052            27,203,293

NET ASSETS:
    Beginning of year ...................           18,238,251             7,884,743           115,904,450            88,701,157
                                                 -------------         -------------         -------------         -------------
    End of year .........................        $  15,894,037         $  18,238,251         $ 129,042,502         $ 115,904,450
                                                 =============         =============         =============         =============

                                                   SMITH BARNEY AGGRESSIVE GROWTH                 SMITH BARNEY HIGH INCOME
                                                              PORTFOLIO                                   PORTFOLIO
                                                 -----------------------------------         -----------------------------------
                                                      2002                2001                   2002                   2001
                                                 -------------         -------------         -------------         -------------
OPERATIONS:
  Net investment income (loss) ..........        $  (2,661,703)        $  (2,113,258)        $   9,850,901         $   3,329,981
  Realized gain (loss) ..................           (3,851,812)             (526,906)           (1,284,727)             (698,684)
  Change in unrealized gain (loss)
    on investments ......................          (73,699,388)           (3,893,432)          (10,486,157)           (4,377,082)
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations .........          (80,212,903)           (6,533,596)           (1,919,983)           (1,745,785)
                                                 -------------         -------------         -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........           75,606,287           107,370,620            12,794,267            13,907,430
  Participant transfers from other
    funding options .....................           22,376,044            25,749,089             4,767,749             5,126,135
  Administrative charges ................             (184,634)             (107,563)              (28,099)              (20,195)
  Contract surrenders ...................          (15,787,738)          (10,031,685)           (4,492,292)           (3,034,380)
  Participant transfers to other
    funding options .....................          (23,117,332)          (13,249,546)           (6,092,365)           (4,903,453)
  Other payments to participants ........             (828,390)             (418,807)             (410,763)             (158,112)
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           58,064,237           109,312,108             6,538,497            10,917,425
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets          (22,148,666)          102,778,512             4,618,514             9,171,640

NET ASSETS:
    Beginning of year ...................          203,512,490           100,733,978            37,033,629            27,861,989
                                                 -------------         -------------         -------------         -------------
    End of year .........................        $ 181,363,824         $ 203,512,490         $  41,652,143         $  37,033,629
                                                 =============         =============         =============         =============

                        See Notes to Financial Statements
                                      -29-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    SMITH BARNEY INTERNATIONAL ALL               SMITH BARNEY LARGE CAP VALUE
                                                         CAP GROWTH PORTFOLIO                            PORTFOLIO
                                                 -----------------------------------         -----------------------------------
                                                      2002                  2001                  2002                  2001
                                                 -------------         -------------         -------------         -------------
OPERATIONS:
  Net investment income (loss) ..........        $    (200,827)        $    (844,648)        $   2,345,405         $      (9,181)
  Realized gain (loss) ..................           (5,709,560)           (1,510,745)           (4,947,468)            4,127,259
  Change in unrealized gain (loss)
    on investments ......................           (8,216,907)          (22,427,099)          (29,800,817)          (16,523,063)
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations .........          (14,127,294)          (24,782,492)          (32,402,880)          (12,404,985)
                                                 -------------         -------------         -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........            4,164,669            10,379,611             4,672,437            31,983,685
  Participant transfers from other
    funding options .....................            3,268,851             4,813,488             3,640,721             6,569,325
  Administrative charges ................              (56,044)              (53,877)             (100,530)              (93,335)
  Contract surrenders ...................           (3,809,863)           (4,776,958)          (10,717,378)           (8,741,856)
  Participant transfers to other
    funding options .....................           (7,059,046)           (6,805,324)           (9,786,126)           (7,482,904)
  Other payments to participants ........             (209,349)             (170,805)             (774,781)             (933,366)
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           (3,700,782)            3,386,135           (13,065,657)           21,301,549
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets          (17,828,076)          (21,396,357)          (45,468,537)            8,896,564

NET ASSETS:
    Beginning of year ...................           53,966,373            75,362,730           126,448,491           117,551,927
                                                 -------------         -------------         -------------         -------------
    End of year .........................        $  36,138,297         $  53,966,373         $  80,979,954         $ 126,448,491
                                                 =============         =============         =============         =============

                                                          SMITH BARNEY LARGE
                                                   CAPITALIZATION GROWTH PORTFOLIO
                                                 -----------------------------------
                                                      2002                  2001
                                                 -------------         -------------
OPERATIONS:
  Net investment income (loss) ..........        $     (53,585)        $     (14,754)
  Realized gain (loss) ..................             (121,261)                  431
  Change in unrealized gain (loss)
    on investments ......................           (1,517,226)               10,094
                                                 -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations .........           (1,692,072)               (4,229)
                                                 -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........            4,992,525             2,838,819
  Participant transfers from other
    funding options .....................            1,098,491               824,121
  Administrative charges ................               (3,390)                 (274)
  Contract surrenders ...................             (400,246)              (85,390)
  Participant transfers to other
    funding options .....................             (724,308)             (277,651)
  Other payments to participants ........              (18,831)                   --
                                                 -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            4,944,241             3,299,625
                                                 -------------         -------------

    Net increase (decrease) in net assets            3,252,169             3,295,396

NET ASSETS:
    Beginning of year ...................            3,295,396                    --
                                                 -------------         -------------
    End of year .........................        $   6,547,565         $   3,295,396
                                                 =============         =============

                        See Notes to Financial Statements
                                      -30-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                      SMITH BARNEY MID CAP CORE                   SMITH BARNEY MONEY MARKET
                                                              PORTFOLIO                                  PORTFOLIO
                                                 -----------------------------------         -----------------------------------
                                                      2002                  2001                  2002                 2001
                                                 -------------         -------------         -------------         -------------
OPERATIONS:
  Net investment income (loss) ..........        $    (183,545)        $     (30,773)        $    (205,672)        $   1,343,531
  Realized gain (loss) ..................             (181,715)              (20,187)                   --                    --
  Change in unrealized gain (loss)
    on investments ......................           (2,907,975)              303,120                    --                    --
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations .........           (3,273,235)              252,160              (205,672)            1,343,531
                                                 -------------         -------------         -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........           12,328,133             6,295,102            70,656,004            76,689,182
  Participant transfers from other
    funding options .....................            4,177,111             1,589,192            55,303,969            53,253,430
  Administrative charges ................               (8,883)                 (724)              (57,996)              (25,441)
  Contract surrenders ...................             (938,820)              (97,186)          (18,723,767)           (9,872,455)
  Participant transfers to other
    funding options .....................           (2,834,427)             (209,042)          (89,223,926)          (64,400,515)
  Other payments to participants ........              (70,033)                   --              (930,803)             (320,827)
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           12,653,081             7,577,342            17,023,481            55,323,374
                                                 -------------         -------------         -------------         -------------

    Net increase (decrease) in net assets            9,379,846             7,829,502            16,817,809            56,666,905

NET ASSETS:
    Beginning of year ...................            7,829,502                    --           104,689,751            48,022,846
                                                 -------------         -------------         -------------         -------------
    End of year .........................        $  17,209,348         $   7,829,502         $ 121,507,560         $ 104,689,751
                                                 =============         =============         =============         =============

                                                    TRAVELERS MANAGED INCOME             COMSTOCK PORTFOLIO - CLASS II
                                                           PORTFOLIO                                 SHARES
                                                 -----------------------------        -----------------------------------
                                                      2002              2001              2002                    2001
                                                 -------------         -------        -------------         -------------
OPERATIONS:
  Net investment income (loss) ..........        $     813,688         $    --        $    (906,055)        $    (598,829)
  Realized gain (loss) ..................               57,146              --             (798,516)               62,634
  Change in unrealized gain (loss)
    on investments ......................             (600,986)             --          (20,794,888)           (2,094,770)
                                                 -------------         -------        -------------         -------------

    Net increase (decrease) in net assets
      resulting from operations .........              269,848              --          (22,499,459)           (2,630,965)
                                                 -------------         -------        -------------         -------------

UNIT TRANSACTIONS:
  Participant purchase payments .........            9,200,915              --           43,885,149            59,458,002
  Participant transfers from other
    funding options .....................              785,715              --           13,865,429            16,724,604
  Administrative charges ................                 (308)             --              (62,445)              (18,426)
  Contract surrenders ...................             (144,198)             --           (7,022,117)           (2,859,078)
  Participant transfers to other
    funding options .....................             (721,032)             --          (12,341,136)           (3,423,305)
  Other payments to participants ........                   --              --             (268,401)             (187,114)
                                                 -------------         -------        -------------         -------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..            9,121,092              --           38,056,479            69,694,683
                                                 -------------         -------        -------------         -------------

    Net increase (decrease) in net assets            9,390,940              --           15,557,020            67,063,718

NET ASSETS:
    Beginning of year ...................                   --              --           75,866,552             8,802,834
                                                 -------------         -------        -------------         -------------
    End of year .........................        $   9,390,940         $    --        $  91,423,572         $  75,866,552
                                                 =============         =======        =============         =============

                        See Notes to Financial Statements
                                      -31-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                 EMERGING GROWTH PORTFOLIO - CLASS           GROWTH AND INCOME PORTFOLIO -
                                                             II SHARES                              CLASS II SHARES
                                                 ---------------------------------         ---------------------------------
                                                      2002                2001                 2002                 2001
                                                 ------------         ------------         ------------         ------------
OPERATIONS:
  Net investment income (loss) ..........        $   (861,029)        $   (852,425)        $   (517,192)        $   (484,648)
  Realized gain (loss) ..................          (3,268,589)            (626,447)            (661,458)             134,303
  Change in unrealized gain (loss)
    on investments ......................         (22,193,330)         (21,175,364)         (11,315,418)          (1,150,699)
                                                 ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations .........         (26,322,948)         (22,654,236)         (12,494,068)          (1,501,044)
                                                 ------------         ------------         ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........          16,718,347           48,100,035           33,055,808           39,153,709
  Participant transfers from other
    funding options .....................           4,356,212           11,043,368           11,235,622            7,030,248
  Administrative charges ................             (67,873)             (41,163)             (42,004)             (14,465)
  Contract surrenders ...................          (4,899,826)          (3,459,149)          (5,453,865)          (2,291,953)
  Participant transfers to other
    funding options .....................          (6,550,780)          (6,801,389)          (8,503,468)          (2,386,185)
  Other payments to participants ........            (375,605)            (153,811)            (380,699)            (152,597)
                                                 ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           9,180,475           48,687,891           29,911,394           41,338,757
                                                 ------------         ------------         ------------         ------------

    Net increase (decrease) in net assets         (17,142,473)          26,033,655           17,417,326           39,837,713

NET ASSETS:
    Beginning of year ...................          70,392,769           44,359,114           52,578,408           12,740,695
                                                 ------------         ------------         ------------         ------------
    End of year .........................        $ 53,250,296         $ 70,392,769         $ 69,995,734         $ 52,578,408
                                                 ============         ============         ============         ============

                                                  SMITH BARNEY SMALL CAP GROWTH
                                                      OPPORTUNITIES PORTFOLIO
                                                 ---------------------------------
                                                     2002                  2001
                                                 ------------         ------------
OPERATIONS:
  Net investment income (loss) ..........        $   (128,510)        $    (78,902)
  Realized gain (loss) ..................            (300,340)             (78,495)
  Change in unrealized gain (loss)
    on investments ......................          (2,472,911)            (229,456)
                                                 ------------         ------------

    Net increase (decrease) in net assets
      resulting from operations .........          (2,901,761)            (386,853)
                                                 ------------         ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........           2,803,398            1,952,697
  Participant transfers from other
    funding options .....................           1,515,558            9,337,057
  Administrative charges ................              (7,975)              (5,365)
  Contract surrenders ...................            (672,818)            (426,993)
  Participant transfers to other
    funding options .....................          (1,647,987)          (1,064,541)
  Other payments to participants ........             (63,091)             (29,281)
                                                 ------------         ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..           1,927,085            9,763,574
                                                 ------------         ------------

    Net increase (decrease) in net assets            (974,676)           9,376,721

NET ASSETS:
    Beginning of year ...................           9,376,721                   --
                                                 ------------         ------------
    End of year .........................        $  8,402,045         $  9,376,721
                                                 ============         ============

                        See Notes to Financial Statements
                                      -32-

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                EQUITY - INCOME PORTFOLIO - SERVICE
                                                              CLASS 2                   GROWTH PORTFOLIO - SERVICE CLASS 2
                                                -----------------------------------     ----------------------------------
                                                       2002                2001                2002                2001
                                                 ---------------         --------        ---------------         --------
OPERATIONS:
  Net investment income (loss) ..........        $       (13,471)        $     --        $        (6,685)        $     --
  Realized gain (loss) ..................                (18,498)              --                (15,507)              --
  Change in unrealized gain (loss)
    on investments ......................               (153,854)              --               (117,575)              --
                                                 ---------------         --------        ---------------         --------

    Net increase (decrease) in net assets
      resulting from operations .........               (185,823)              --               (139,767)              --
                                                 ---------------         --------        ---------------         --------

UNIT TRANSACTIONS:
  Participant purchase payments .........              1,712,300               --                920,558               --
  Participant transfers from other
    funding options .....................                366,413               --                 51,307               --
  Administrative charges ................                   (152)              --                   (122)              --
  Contract surrenders ...................                (59,306)              --                (20,866)              --
  Participant transfers to other
    funding options .....................                (86,064)              --                (56,961)              --
  Other payments to participants ........                     --               --                     --               --
                                                 ---------------         --------        ---------------         --------

    Net increase (decrease) in net assets
      resulting from unit transactions ..              1,933,191               --                893,916               --
                                                 ---------------         --------        ---------------         --------

    Net increase (decrease) in net assets              1,747,368               --                754,149               --

NET ASSETS:
    Beginning of year ...................                     --               --                     --               --
                                                 ---------------         --------        ---------------         --------
    End of year .........................        $     1,747,368         $     --        $       754,149         $     --
                                                 ===============         ========        ===============         ========

                                                  MID CAP PORTFOLIO - SERVICE
                                                             CLASS 2                                    COMBINED
                                                --------------------------------        ---------------------------------------
                                                      2002                2001                2002                     2001
                                                ---------------         --------        ---------------         ---------------
OPERATIONS:
  Net investment income (loss) ..........       $        (9,086)        $     --        $    31,221,624         $     3,650,337
  Realized gain (loss) ..................               (12,527)              --            (59,624,213)             37,683,059
  Change in unrealized gain (loss)
    on investments ......................               (46,286)              --           (466,600,119)           (264,890,327)
                                                ---------------         --------        ---------------         ---------------

    Net increase (decrease) in net assets
      resulting from operations .........               (67,899)              --           (495,002,708)           (223,556,931)
                                                ---------------         --------        ---------------         ---------------

UNIT TRANSACTIONS:
  Participant purchase payments .........             1,516,748               --            610,924,572             723,084,934
  Participant transfers from other
    funding options .....................               182,500               --            256,327,326             275,456,085
  Administrative charges ................                  (140)              --             (1,749,372)             (1,361,145)
  Contract surrenders ...................               (11,452)              --           (195,969,735)           (148,566,854)
  Participant transfers to other
    funding options .....................              (181,096)              --           (311,070,944)           (284,404,503)
  Other payments to participants ........                    --               --            (12,940,288)            (11,065,289)
                                                ---------------         --------        ---------------         ---------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..             1,506,560               --            345,521,559             553,143,228
                                                ---------------         --------        ---------------         ---------------

    Net increase (decrease) in net assets             1,438,661               --           (149,481,149)            329,586,297

NET ASSETS:
    Beginning of year ...................                    --               --          2,067,900,378           1,738,314,081
                                                ---------------         --------        ---------------         ---------------
    End of year .........................       $     1,438,661         $     --        $ 1,918,419,229         $ 2,067,900,378
                                                ===============         ========        ===============         ===============

                        See Notes to Financial Statements
                                      -33-

                          NOTES TO FINANCIAL STATEMENTS

1.    SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account PF II for Variable  Annuities  ("Separate Account
PF II") is a separate  account of The Travelers  Life and Annuity  Company ("The
Company"),  which  is a  wholly  owned  subsidiary  of The  Travelers  Insurance
Company, an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity  contracts issued by The Company.  Separate
Account  PF II is  registered  under  the  Investment  Company  Act of 1940,  as amended, as a unit investment trust.  Separate Account PF II is comprised of the
PrimElite and PrimElite II product.

Participant  purchase payments applied to Separate Account PF II are invested in one or more  sub-accounts  in accordance with the selection made by the contract owner. As of December 31, 2002, the investments  comprising  Separate Account PF
II were:

     AIM Variable Insurance Funds, Delaware business trust
         AIM V.I. Captial Appreciation Fund - Series II
         AIM V.I. Premier Equity Fund - Series II
     Alliance Variable Product Series Fund, Inc., Maryland business trust
         Premier Growth Portfolio - Class B
         Technology Portfolio - Class B
     Franklin Templeton Variable Insurance Products Trust, Massachusetts
       business trust
         Mutual Shares Securities Fund - Class 2
         Templeton Growth Securities Fund - Class 2
     Greenwich Street Series Fund, Massachusetts business trust, Affiliate of
       The Company
         Appreciation Portfolio
         Fundamental Value Portfolio
     Oppenheimer Variable Account Funds, Massachusetts business trust
         Oppenheimer Capital Appreciation Fund/VA - Service Shares
         Oppenheimer Main Street Growth & Income Fund/VA - Service Shares
     Pioneer Variable Contracts Trust, Massachusetts business trust
         Pioneer Fund VCT Portfolio - Class II Shares
         Pioneer Mid-Cap Value VCT Portfolio - Class II Shares
     Putnam Variable Trust, Massachusetts business trust
         Putnam VT International Growth Fund - Class IB Shares
         Putnam VT Small Cap Value Fund - Class IB Shares
     Smith Barney Allocation Series Inc., Maryland business trust, Affiliate of
       The Company
         Select Balanced Portfolio
         Select Growth Portfolio
         Select High Growth Portfolio
     Smith Barney Investment Series, Massachusetts business trust, Affiliate of
       The Company
         Smith Barney Government Portfolio (Formerly Select Government
           Portfolio)
         Smith Barney Growth and Income Portfolio
         Smith Barney Large Cap Core Portfolio
         Smith Barney Premier Selections All Cap Growth Portfolio
     The Travelers Series Trust, Massachusetts business trust, Affiliate of The
       Company
         Convertible Securities Portfolio
         MFS Mid Cap Growth Portfolio
         MFS Research Portfolio
         Social Awareness Stock Portfolio
     Travelers Series Fund Inc., Maryland business trust, Affiliate of The
       Company
         MFS Total Return Portfolio
         Smith Barney Aggressive Growth Portfolio
         Smith Barney High Income Portfolio
         Smith Barney International All Cap Growth Portfolio
         Smith Barney Large Cap Value Portfolio
         Smith Barney Large Capitalization Growth Portfolio
         Smith Barney Mid Cap Core Portfolio
         Smith Barney Money Market Portfolio
         Travelers Managed Income Portfolio

                                      -34-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     Van Kampen Life Investment Trust, Delaware business trust
         Comstock Portfolio - Class II Shares
         Emerging Growth Portfolio - Class II Shares
         Growth and Income Portfolio - Class II Shares
     Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
       Company
         Smith Barney Small Cap Growth Opportunities Portfolio
     Variable Insurance Products Fund, Massachusetts business trust
         Equity - Income Portfolio - Service Class 2
         Growth Portfolio - Service Class 2
     Variable Insurance Products Fund III, Massachusetts business trust
         Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

Effective  April 27, 2001,  the assets of Select Small Cap  Portfolio of Concert
Investment Series (currently Smith Barney Investment  Series) were combined into
Smith  Barney  Small Cap Growth  Opportunities  Portfolio  of  Variable  Annuity
Portfolios. At the effective date, Separate Account PF II held 894,859 shares of
Select  Small Cap  Portfolio  having a market  value of  $8,138,842,  which were exchanged  for 820,448  shares of Smith  Barney  Small Cap Growth  Opportunities
Portfolio equal in value.

Effective April 27, 2001, the assets of Select Income  Portfolio of Smith Barney
Concert  Allocation Series Inc.  (currently Smith Barney Allocation Series Inc.)
were combined into Select Balanced  Portfolio of Smith Barney  Allocation Series
Inc. At the effective  date,  Separate  Account PF II held  1,410,800  shares of
Select  Income  Portfolio  having a  market  value of  $14,212,910,  which  were exchanged for 1,171,716 shares of Select Balanced Portfolio equal in value.

Effective April 27, 2001, the assets of Select  Conservative  Portfolio of Smith
Barney Concert Allocation Series Inc.  (currently Smith Barney Allocation Series
Inc.) were combined into Select  Balanced  Portfolio of Smith Barney  Allocation
Series Inc. At the effective date,  Separate Account PF II held 3,119,115 shares of Select  Conservative  Portfolio  having a market value of $33,247,325,  which were exchanged for 2,740,917 shares of Select Balanced Portfolio equal in value.

The  following  is a summary of  significant  accounting  policies  consistently followed  by  Separate  Account  PF II  in  the  preparation  of  its  financial statements.

SECURITY  VALUATION.  Investments  are valued  daily at the net asset values per share of the underlying funds.

SECURITY  TRANSACTIONS.  Security  transactions  are  accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES.  The  operations of Separate  Account PF II form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life  insurance  company under the Internal  Revenue Code of 1986, as amended  (the  "Code").  Under  existing  federal  income tax law,  no taxes are payable on the investment  income of Separate Account PF II. Separate Account PF
II is not taxed as a "regulated  investment  company" under  Subchapter M of the
Code.

FINANCIAL  HIGHLIGHTS.  In 2001,  Separate  Account PF II adopted the  financial highlights disclosure  recommended by the American Institute of Certified Public
Accountants  Audit Guide for Investment  Companies  ("AICPA  Guide").  The AICPA
Guide allows for the  prospective  application  of this  disclosure,  which will ultimately  display a five year  period.  It is  comprised  of the  units,  unit values,  investment  income  ratio,  expense  ratios and total  returns for each sub-account.  Since each sub-account  offers multiple contract charges,  certain information  is  provided  in the form of a range.  The  range  information  may reflect  varying time  periods if assets did not exist with all contract  charge options of the sub-account for the entire year.

OTHER.  The  preparation of financial  statements in conformity  with accounting
principles   generally  accepted  in  the  United  States  of  America  requires management to make estimates and assumptions that affect the reported amounts of assets and  liabilities  and disclosure of contingent  assets and liabilities at the date of the financial  statements  and the reported  amounts of revenues and expenses  during the reporting  period.  Actual  results could differ from those estimates.

                                      -35-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

2.    INVESTMENTS

      The aggregate  costs of purchases  and proceeds from sales of  investments were  $624,906,111  and  $233,669,490,  respectively,  for the year  ended
      December 31, 2002. Realized gains and losses from investment  transactions are reported on an average cost basis. The cost of investments in eligible
      funds  was   $2,641,129,770   at  December  31,  2002.   Gross  unrealized
      appreciation  for all  investments  at December  31, 2002 was  $1,457,731.
      Gross unrealized depreciation for all investments at December 31, 2002 was
      $723,904,281.

3.    CONTRACT CHARGES

      Insurance  charges are paid for the mortality and expense risks assumed by
      The  Company.  Each  business  day,  The Company  deducts a mortality  and expense risk charge which is reflected in the  calculation of accumulation and annuity unit values. For PrimElite  contracts,  this charge equals, on an  annual  basis,  1.25%  of the  amounts  held  in each  funding  option
      (identified as Price 1 in note 4). For PrimElite II contracts, this charge equals on an  annual  basis,  1.50% of the  amounts  held in each  funding option (identified as Price 2 in note 4).

      For  contract  owners  who  elect  the  Enhanced  Stepped  - Up  Provision
      (E.S.P.),  which is available only in PrimElite II contracts,  there is an additional  charge,  on an annual basis,  of 0.25% of the amounts held for each funding option (identified as Price 3 in note 4).

      Administrative fees are paid for administrative expenses. This fee is also
      deducted  each  business  day  and   reflected  in  the   calculation   of
      accumulation  and annuity unit values.  This charge  equals,  on an annual basis, 0.15% of the amounts held in each funding option.

      For contracts in the accumulation phase, an annual charge of $30 (prorated for partial  periods) is deducted from  participant  account  balances and paid to The Company to cover contract administrative charges.

      No sales charge is deducted from participant  purchase  payments when they are  received.  However,  The  Company  generally  assesses  a  contingent deferred sales charge of up to 8% if a participant's  purchase  payment is surrendered  within eight years of its payment  date.  Contract  surrender payments  include  $7,687,795 and $5,738,518 of contingent  deferred sales charges for the years ended December 31, 2002 and 2001, respectively.

                                      -36-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY

                                                                                     DECEMBER 31, 2002
                                                           ----------------------------------------------------------------------
                                                           ACCUMULATION         ANNUITY     UNIT     ACCUMULATION       ANNUITY
                                                               UNITS             UNITS     VALUE      NET ASSETS      NET ASSETS
                                                           ------------         -------    ------    ------------    ------------
AIM Variable Insurance Funds
  AIM V.I. Captial Appreciation Fund - Series II
    Price 2 ...........................................         381,270              --    $0.742    $    282,830    $         --
    Price 3 ...........................................          36,499              --     0.740          27,008              --
  AIM V.I. Premier Equity Fund - Series II
    Price 2 ...........................................         607,232              --     0.684         415,465              --
    Price 3 ...........................................          46,815              --     0.682          31,951              --

Alliance Variable Product Series Fund, Inc.
  Premier Growth Portfolio - Class B
    Price 2 ...........................................         319,131              --     0.678         216,495              --
    Price 3 ...........................................          37,120              --     0.677          25,119              --
  Technology Portfolio - Class B
    Price 2 ...........................................         267,834              --     0.563         150,665              --
    Price 3 ...........................................          91,138              --     0.561          51,141              --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2
    Price 2 ...........................................       1,962,284              --     0.868       1,703,553              --
    Price 3 ...........................................         236,332              --     0.866         204,661              --
  Templeton Growth Securities Fund - Class 2
    Price 2 ...........................................       2,095,521              --     0.800       1,677,173              --
    Price 3 ...........................................         308,000              --     0.798         245,897              --

Greenwich Street Series Fund
  Appreciation Portfolio
    Price 1 ...........................................     305,834,987          27,967     0.871     266,279,734          24,349
    Price 2 ...........................................      35,777,863              --     0.825      29,523,356              --
    Price 3 ...........................................       4,867,753              --     0.823       4,006,332              --
  Fundamental Value Portfolio
    Price 1 ...........................................      96,590,529          65,025     0.714      68,998,433          46,450
    Price 2 ...........................................      51,708,377              --     0.787      40,683,091              --
    Price 3 ...........................................       6,510,825              --     0.785       5,109,301              --

Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares
      Price 2 .........................................       1,764,279              --     0.717       1,264,687              --
      Price 3 .........................................         250,885              --     0.715         179,391              --
  Oppenheimer Main Street Growth & Income
    Fund/VA - Service Shares
      Price 2 .........................................       2,403,025              --     0.795       1,909,925              --
      Price 3 .........................................         204,337              --     0.793         162,001              --

Pioneer Variable Contracts Trust
  Pioneer Fund VCT Portfolio - Class II Shares
    Price 2 ...........................................         639,742              --     0.791         506,026              --
    Price 3 ...........................................         137,457              --     0.789         108,457              --
  Pioneer Mid-Cap Value VCT Portfolio - Class II Shares
    Price 2 ...........................................       1,786,015              --     0.875       1,563,345              --
    Price 3 ...........................................         166,486              --     0.873         145,366              --

                                      -37-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                     DECEMBER 31, 2002
                                                           ----------------------------------------------------------------------
                                                           ACCUMULATION         ANNUITY     UNIT     ACCUMULATION       ANNUITY
                                                               UNITS             UNITS     VALUE      NET ASSETS      NET ASSETS
                                                           ------------         -------    ------    ------------    ------------
Putnam Variable Trust
  Putnam VT International Growth Fund - Class IB Shares
    Price 2 ...........................................         922,947              --    $0.807    $    744,478    $         --
    Price 3 ...........................................         117,321              --     0.805          94,399              --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Price 2 ...........................................       1,871,036              --     0.808       1,511,279              --
    Price 3 ...........................................         200,289              --     0.806         161,376              --

Smith Barney Allocation Series Inc.
  Select Balanced Portfolio
    Price 1 ...........................................     149,437,297              --     0.993     148,379,604              --
    Price 2 ...........................................       9,889,468              --     0.931       9,206,396              --
    Price 3 ...........................................       2,347,467              --     0.929       2,179,642              --
  Select Growth Portfolio
    Price 1 ...........................................     114,187,022              --     0.795      90,733,648              --
    Price 2 ...........................................       2,042,002              --     0.815       1,663,513              --
    Price 3 ...........................................         628,983              --     0.813         511,062              --
    Select High Growth Portfolio
    Price 1 ...........................................      78,227,750              --     0.752      58,819,723              --
    Price 2 ...........................................         466,499              --     0.756         352,891              --
    Price 3 ...........................................         258,874              --     0.755         195,320              --

Smith Barney Investment Series
  Smith Barney Government Portfolio
    Price 1 ...........................................      38,471,099              --     1.228      47,237,948              --
    Price 2 ...........................................      36,659,034              --     1.073      39,349,015              --
    Price 3 ...........................................       3,801,561              --     1.071       4,069,957              --
  Smith Barney Growth and Income Portfolio
    Price 1 ...........................................      37,873,166              --     0.626      23,715,290              --
    Price 2 ...........................................       8,370,704              --     0.778       6,516,420              --
    Price 3 ...........................................         904,823              --     0.776         702,559              --
  Smith Barney Large Cap Core Portfolio
    Price 1 ...........................................      72,423,198              --     0.549      39,732,032              --
    Price 2 ...........................................       8,588,329              --     0.734       6,306,993              --
    Price 3 ...........................................         864,150              --     0.732         632,959              --
  Smith Barney Premier Selections
    All Cap Growth Portfolio
      Price 1 .........................................      29,168,924              --     0.640      18,671,961              --
      Price 2 .........................................         388,569              --     0.725         281,753              --
      Price 3 .........................................          65,709              --     0.723          47,522              --

The Travelers Series Trust
  Convertible Securities Portfolio
    Price 2 ...........................................       3,886,675              --     0.918       3,568,632              --
    Price 3 ...........................................         212,419              --     0.916         194,552              --
  MFS Mid Cap Growth Portfolio
    Price 1 ...........................................      88,921,076              --     0.668      59,429,692              --
    Price 2 ...........................................       2,513,043              --     0.519       1,303,851              --
    Price 3 ...........................................         413,979              --     0.517         214,226              --

                                      -38-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                     DECEMBER 31, 2002
                                                           ----------------------------------------------------------------------
                                                           ACCUMULATION         ANNUITY     UNIT     ACCUMULATION       ANNUITY
                                                               UNITS             UNITS     VALUE      NET ASSETS      NET ASSETS
                                                           ------------         -------    ------    ------------    ------------
The Travelers Series Trust (continued)
  MFS Research Portfolio
    Price 1 ...........................................      89,594,557              --    $0.647    $ 57,959,393    $         --
    Price 2 ...........................................       2,035,876              --     0.751       1,529,521              --
    Price 3 ...........................................         162,046              --     0.749         121,425              --
  Social Awareness Stock Portfolio
    Price 1 ...........................................      21,776,370              --     0.606      13,198,361              --
    Price 2 ...........................................       3,231,899              --     0.747       2,413,604              --
    Price 3 ...........................................         378,685              --     0.745         282,072              --

Travelers Series Fund Inc.
  MFS Total Return Portfolio
    Price 1 ...........................................      99,649,522              --     1.085     108,074,900              --
    Price 2 ...........................................      20,349,096              --     0.953      19,392,767              --
    Price 3 ...........................................       1,656,799              --     0.951       1,574,835              --
  Smith Barney Aggressive Growth Portfolio
    Price 1 ...........................................     220,600,223          31,147     0.642     141,561,927          19,987
    Price 2 ...........................................      53,566,170              --     0.663      35,520,289              --
    Price 3 ...........................................       6,443,339              --     0.661       4,261,621              --
  Smith Barney High Income Portfolio
    Price 1 ...........................................      44,665,355              --     0.796      35,535,238              --
    Price 2 ...........................................       5,535,785              --     0.956       5,289,790              --
    Price 3 ...........................................         867,832              --     0.953         827,115              --
  Smith Barney International All Cap Growth Portfolio
    Price 1 ...........................................      62,301,931              --     0.550      34,238,567              --
    Price 2 ...........................................       2,163,754              --     0.729       1,576,486              --
    Price 3 ...........................................         444,810              --     0.727         323,244              --
  Smith Barney Large Cap Value Portfolio
    Price 1 ...........................................     111,686,294              --     0.712      79,558,591              --
    Price 2 ...........................................       1,545,399              --     0.753       1,164,310              --
    Price 3 ...........................................         342,080              --     0.751         257,053              --
  Smith Barney Large Capitalization Growth Portfolio
    Price 1 ...........................................       5,747,327              --     0.670       3,848,294              --
    Price 2 ...........................................       3,199,210              --     0.736       2,354,978              --
    Price 3 ...........................................         468,934              --     0.734         344,293              --
  Smith Barney Mid Cap Core Portfolio
    Price 1 ...........................................      13,231,648              --     0.748       9,895,177              --
    Price 2 ...........................................       7,958,407              --     0.817       6,502,128              --
    Price 3 ...........................................         996,513              --     0.815         812,043              --
  Smith Barney Money Market Portfolio
    Price 1 ...........................................      80,376,314              --     1.121      90,141,248              --
    Price 2 ...........................................      27,866,936              --     0.996      27,758,859              --
    Price 3 ...........................................       3,630,924              --     0.994       3,607,453              --
  Travelers Managed Income Portfolio
    Price 2 ...........................................       8,413,347              --     1.009       8,492,214              --
    Price 3 ...........................................         892,590              --     1.007         898,726              --

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Price 1 ...........................................      77,886,656              --     0.888      69,153,622              --
    Price 2 ...........................................      24,650,743              --     0.808      19,924,162              --
    Price 3 ...........................................       2,909,821              --     0.806       2,345,788              --

                                      -39-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

4.    NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                     DECEMBER 31, 2002
                                                           ----------------------------------------------------------------------
                                                           ACCUMULATION         ANNUITY     UNIT    ACCUMULATION        ANNUITY
                                                               UNITS             UNITS     VALUE     NET ASSETS       NET ASSETS
                                                           ------------         -------    ------   ------------     ------------
Van Kampen Life Investment Trust (continued)
  Emerging Growth Portfolio - Class II Shares
    Price 1 ...........................................     132,843,168              --    $0.346  $   45,918,690    $         --
    Price 2 ...........................................       9,580,394              --     0.662       6,343,976              --
    Price 3 ...........................................       1,495,362              --     0.660         987,630              --
  Growth and Income Portfolio - Class II Shares
    Price 1 ...........................................      64,064,707              --     0.815      52,187,650              --
    Price 2 ...........................................      18,418,400              --     0.854      15,733,594              --
    Price 3 ...........................................       2,434,810              --     0.852       2,074,490              --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Price 1 ...........................................      10,049,014              --     0.699       7,024,795              --
    Price 2 ...........................................       1,595,685              --     0.742       1,183,433              --
    Price 3 ...........................................         262,012              --     0.740         193,817              --

Variable Insurance Products Fund
  Equity - Income Portfolio - Service Class 2
    Price 2 ...........................................       1,858,184              --     0.814       1,511,694              --
    Price 3 ...........................................         290,414              --     0.812         235,674              --
  Growth Portfolio - Service Class 2
    Price 2 ...........................................         868,137              --     0.681         591,505              --
    Price 3 ...........................................         239,307              --     0.680         162,644              --

Variable Insurance Products Fund III
  Mid Cap Portfolio - Service Class 2
    Price 2 ...........................................       1,430,300              --     0.892       1,275,123              --
    Price 3 ...........................................         183,898              --     0.889         163,538              --
                                                                                                   ---------------   ------------

Net Contract Owners' Equity ...........................                                            $1,918,328,443    $     90,786
                                                                                                   ===============   ============

                                      -40-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.    STATEMENT OF INVESTMENTS

                                                                                        FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                              ------------------------------------------------------
INVESTMENTS                                                                      NO. OF         MARKET      COST OF       PROCEEDS
                                                                                 SHARES         VALUE      PURCHASES     FROM SALES
                                                                              ------------  ------------  ------------  ------------
AIM VARIABLE INSURANCE FUNDS (0.0%)
  AIM V.I. Captial Appreciation Fund - Series II (Cost $357,378)                    18,919  $    309,895  $    402,191  $     38,418
  AIM V.I. Premier Equity Fund - Series II (Cost $528,901)                          27,675       447,498       610,747        70,668
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $886,279)                                                           46,594       757,393     1,012,938       109,086
                                                                              ------------  ------------  ------------  ------------

ALLIANCE VARIABLE PRODUCT SERIES FUND, INC. (0.0%)
  Premier Growth Portfolio - Class B (Cost $269,831)                                13,977       241,658       274,330         4,116
  Technology Portfolio - Class B (Cost $228,099)                                    20,225       201,844       231,716         2,998
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $497,930)                                                           34,202       443,502       506,046         7,114
                                                                              ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.2%)
  Mutual Shares Securities Fund - Class 2 (Cost $2,041,738)                        158,782     1,908,561     2,796,080       700,706
  Templeton Growth Securities Fund - Class 2 (Cost $2,175,290)                     223,654     1,923,421     2,342,985       134,251
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $4,217,028)                                                        382,436     3,831,982     5,139,065       834,957
                                                                              ------------  ------------  ------------  ------------

GREENWICH STREET SERIES FUND (21.6%)
  Appreciation Portfolio (Cost $373,567,274)                                    17,058,051   299,880,543    33,771,868    22,826,660
  Fundamental Value Portfolio (Cost $143,296,109)                                7,888,467   114,856,086    86,052,018     2,121,176
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $516,863,383)                                                   24,946,518   414,736,629   119,823,886    24,947,836
                                                                              ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.2%)
  Oppenheimer Capital Appreciation Fund/VA -
    Service Shares (Cost $1,563,618)                                                54,442     1,444,339     1,575,338        11,101
  Oppenheimer Main Street Growth & Income Fund/VA -
    Service Shares (Cost $2,270,060)                                               135,800     2,072,301     2,311,446        35,560
                                                                              ------------  ------------  ------------  ------------
      Total (Cost $3,833,678)                                                      190,242     3,516,640     3,886,784        46,661
                                                                              ------------  ------------  ------------  ------------

PIONEER VARIABLE CONTRACTS TRUST (0.1%)
  Pioneer Fund VCT Portfolio - Class II Shares (Cost $692,903)                      40,301       614,596       829,493       114,374
  Pioneer Mid-Cap Value VCT Portfolio - Class II Shares (Cost $1,874,854)          115,008     1,709,019     2,217,616       304,668
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $2,567,757)                                                        155,309     2,323,615     3,047,109       419,042
                                                                              ------------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (0.1%)
  Putnam VT International Growth Fund - Class IB Shares (Cost $843,612)             83,072       839,028     1,678,575       786,351
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $1,939,565)               137,579     1,672,957     2,432,423       432,221
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $2,783,177)                                                        220,651     2,511,985     4,110,998     1,218,572
                                                                              ------------  ------------  ------------  ------------

SMITH BARNEY ALLOCATION SERIES INC. (16.3%)
  Select Balanced Portfolio (Cost $193,070,200)                                 16,592,985   159,790,445    22,443,816    24,040,832
  Select Growth Portfolio (Cost $144,289,225)                                   12,226,647    92,922,518    19,980,305    19,003,221
  Select High Growth Portfolio (Cost $96,153,015)                                7,188,504    59,377,042     1,947,094    12,453,267
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $433,512,440)                                                   36,008,136   312,090,005    44,371,215    55,497,320
                                                                              ------------  ------------  ------------  ------------

SMITH BARNEY INVESTMENT SERIES (9.8%)
  Smith Barney Government Portfolio (Cost $89,214,285)                           7,736,520    90,672,015    80,626,756       950,314
  Smith Barney Growth and Income Portfolio (Cost $41,488,573)                    4,496,977    30,939,200    11,496,587     2,812,238
  Smith Barney Large Cap Core Portfolio (Cost $71,756,364)                       6,621,180    46,679,321    10,791,919     5,408,509
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $29,288,337)    2,164,482    19,004,153     1,057,243     4,311,187
                                                                              ------------  ------------  ------------  ------------
    Total (Cost $231,747,559)                                                   21,019,159   187,294,689   103,972,505    13,482,248
                                                                              ------------  ------------  ------------  ------------

                                      -41-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

5.    STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                      FOR THE YEAR ENDED DECEMBER 31, 2002
                                                                        ------------------------------------------------------------
                                                                           NO. OF           MARKET         COST OF        PROCEEDS
                                                                           SHARES           VALUE         PURCHASES      FROM SALES
                                                                        -------------  --------------  --------------  -------------
THE TRAVELERS SERIES TRUST (7.3%)
  Convertible Securities Portfolio (Cost $4,016,540)                          389,231  $    3,763,864  $    4,356,176  $     300,886
  MFS Mid Cap Growth Portfolio (Cost $172,802,776)                         12,142,858      60,957,146       1,954,739     13,403,052
  MFS Research Portfolio (Cost $104,067,712)                                9,144,091      59,619,475       1,678,433     11,982,597
  Social Awareness Stock Portfolio (Cost $22,644,559)                         884,616      15,896,544       4,798,811      1,826,996
                                                                        -------------  --------------  --------------  -------------
    Total (Cost $303,531,587)                                              22,560,796     140,237,029      12,788,159     27,513,531
                                                                        -------------  --------------  --------------  -------------

TRAVELERS SERIES FUND INC. (32.5%)
  MFS Total Return Portfolio (Cost $148,511,814)                            9,076,151     129,062,869      41,636,553      8,029,636
  Smith Barney Aggressive Growth Portfolio (Cost $264,279,592)             20,065,574     181,392,792      62,327,563      6,919,817
  Smith Barney High Income Portfolio (Cost $61,564,917)                     6,654,745      41,658,705      20,463,851      4,072,128
  Smith Barney International All Cap Growth Portfolio (Cost $71,443,964)    4,111,928      36,143,846       2,998,403      6,900,662
  Smith Barney Large Cap Value Portfolio (Cost $120,488,390)                6,126,503      80,992,373       5,314,236     16,036,720
  Smith Barney Large Capitalization Growth Portfolio (Cost $8,055,783)        672,346       6,548,651       5,485,021        593,662
  Smith Barney Mid Cap Core Portfolio (Cost $19,817,042)                    1,724,668      17,212,187      13,524,270      1,052,799
  Smith Barney Money Market Portfolio (Cost $121,487,625)                 121,487,625     121,487,625      68,303,363     51,467,416
  Travelers Managed Income Portfolio (Cost $9,993,621)                        849,244       9,392,635      10,252,618        255,609
                                                                        -------------  --------------  --------------  -------------
    Total (Cost $825,642,748)                                             170,768,784     623,891,683     230,305,878     95,328,449
                                                                        -------------  --------------  --------------  -------------

VAN KAMPEN LIFE INVESTMENT TRUST (11.2%)
  Comstock Portfolio - Class II Shares (Cost $113,743,470)                 10,081,382      91,438,137      43,218,218      5,364,385
  Emerging Growth Portfolio - Class II Shares (Cost $103,271,353)           2,795,733      53,258,708      12,701,138      4,381,476
  Growth and Income Portfolio - Class II Shares (Cost $82,667,021)          5,204,977      70,006,944      32,182,731      2,783,383
                                                                        -------------  --------------  --------------  -------------
    Total (Cost $299,681,844)                                              18,082,092     214,703,789      88,102,087     12,529,244
                                                                        -------------  --------------  --------------  -------------

VARIABLE ANNUITY PORTFOLIOS (0.5%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $11,105,742)                                                1,183,574       8,403,376       3,170,929      1,372,112
                                                                        -------------  --------------  --------------  -------------

VARIABLE INSURANCE PRODUCTS FUND (0.1%)
  Equity - Income Portfolio - Service Class 2 (Cost $1,901,541)                97,094       1,747,687       2,061,577        141,494
  Growth Portfolio - Service Class 2 (Cost $871,867)                           32,499         754,291         959,478         72,104
                                                                        -------------  --------------  --------------  -------------
    Total (Cost $2,773,408)                                                   129,593       2,501,978       3,021,055        213,598
                                                                        -------------  --------------  --------------  -------------

VARIABLE INSURANCE PRODUCTS FUND III (0.1%)
  Mid Cap Portfolio - Service Class 2
    Total (Cost $1,485,210)                                                    82,744       1,438,925       1,647,457        149,720
                                                                        -------------  --------------  --------------  -------------

TOTAL INVESTMENTS (100%)
  (COST $2,641,129,770)                                                                $1,918,683,220  $  624,906,111  $ 233,669,490
                                                                                       ==============  ==============  =============

                                      -42-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6.    FINANCIAL HIGHLIGHTS

                                                 YEAR             UNIT VALUE      NET    INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                 ENDED    UNITS   LOWEST TO     ASSETS     INCOME      LOWEST TO       LOWEST TO
                                                DEC 31   (000S)   HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)     HIGHEST (%)*
                                                ------   ------  -------------  -------   ---------  -------------  ----------------
AIM VARIABLE INSURANCE FUNDS
  AIM V.I. Captial Appreciation Fund - Series II  2002      418  0.740 - 0.742      310        --     1.65 - 1.90  (25.80) - (20.94)

  AIM V.I. Premier Equity Fund - Series II        2002      654  0.682 - 0.684      447      0.68     1.65 - 1.90  (31.60) - (26.82)
ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
  Premier Growth Portfolio - Class B              2002      356  0.677 - 0.678      242        --     1.65 - 1.90  (32.20) - (23.93)

  Technology Portfolio - Class B                  2002      359  0.561 - 0.563      202        --     1.65 - 1.90  (43.70) - (39.81)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund - Class 2         2002    2,199  0.866 - 0.868    1,908      0.91     1.65 - 1.90  (13.20) - (12.79)

  Templeton Growth Securities Fund - Class 2      2002    2,404  0.798 - 0.800    1,923      2.15     1.65 - 1.90  (20.00) - (16.70)
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                          2002  346,509  0.823 - 0.871  299,834      1.48     1.40 - 1.90  (18.67) - (15.04)
                                                  2001  336,418          1.071  360,168      1.12            1.40             (5.31)

  Fundamental Value Portfolio                     2002  154,875  0.714 - 0.787  114,837      1.36     1.40 - 1.90  (22.48) - (18.45)
                                                  2001   64,153          0.921   59,055      0.42            1.40             (7.90)
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Capital Appreciation
    Fund/VA - Service Shares                      2002    2,015  0.715 - 0.717    1,444      0.03     1.65 - 1.90  (28.30) - (25.98)
  Oppenheimer Main Street Growth &
    Income Fund/VA - Service Shares               2002    2,607  0.793 - 0.795    2,072      0.02     1.65 - 1.90  (21.56) - (20.50)
PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT Portfolio - Class II Shares    2002      777  0.789 - 0.791      614      1.07     1.65 - 1.90  (20.90) - (20.62)
  Pioneer Mid-Cap Value VCT Portfolio -
    Class II Shares                               2002    1,953  0.873 - 0.875    1,709      0.28     1.65 - 1.90  (12.50) - (10.83)
PUTNAM VARIABLE TRUST
  Putnam VT International Growth Fund -
    Class IB Shares                               2002    1,040  0.805 - 0.807      839      0.05     1.65 - 1.90  (19.90) - (19.30)
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                     2002    2,071  0.806 - 0.808    1,673      0.03     1.65 - 1.90  (23.96) - (19.20)

SMITH BARNEY ALLOCATION SERIES INC.
  Select Balanced Portfolio                       2002  161,674  0.929 - 0.993  159,766      6.72     1.40 - 1.90    (7.80) - (6.43)
                                                  2001  172,336          1.077  185,579      3.87            1.40             (2.71)

  Select Growth Portfolio                         2002  116,858  0.795 - 0.815   92,908     10.77     1.40 - 1.90  (19.13) - (14.75)
                                                  2001  135,503          0.983  133,266        --            1.40            (11.12)

  Select High Growth Portfolio                    2002   78,953  0.752 - 0.756   59,368      1.10     1.40 - 1.90  (24.80) - (24.32)
                                                  2001   91,359          1.000   91,356      5.08            1.40            (13.27)

  Smith Barney Government Portfolio               2002   78,932  1.071 - 1.228   90,657      4.45     1.40 - 1.90        5.10 - 6.41
                                                  2001    8,557          1.154    9,873        --            1.40               4.43

  Smith Barney Growth and Income Portfolio        2002   47,149  0.626 - 0.778   30,934      0.81     1.40 - 1.90  (23.28) - (21.18)
                                                  2001   37,625          0.816   30,685        --            1.40            (11.97)

  Smith Barney Large Cap Core Portfolio           2002   81,876  0.549 - 0.734   46,672      0.61     1.40 - 1.90  (26.99) - (20.52)
                                                  2001   77,234          0.752   58,062        --            1.40            (15.70)

                                      -43-

                    NOTES TO FINANCIAL STATEMENTS CONTIU

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR             UNIT VALUE      NET    INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                 ENDED    UNITS   LOWEST TO     ASSETS     INCOME      LOWEST TO       LOWEST TO
                                                DEC 31   (000S)   HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)     HIGHEST (%)*
                                                ------   ------  -------------  -------   ---------  -------------  ----------------
SMITH BARNEY ALLOCATION SERIES INC. (CONTINUED)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                          2002   29,623  0.640 - 0.725   19,001      0.06     1.40 - 1.90  (27.85) - (22.29)
                                                  2001   33,868          0.887   30,031        --            1.40            (15.36)
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio                2002    4,099  0.916 - 0.918    3,763     14.10     1.65 - 1.90    (8.20) - (4.08)

  MFS Mid Cap Growth Portfolio                    2002   91,848  0.517 - 0.668   60,948        --     1.40 - 1.90  (49.58) - (41.22)
                                                  2001  104,171          1.325  137,990        --            1.40            (24.72)

  MFS Research Portfolio                          2002   91,792  0.647 - 0.751   59,610      0.56     1.40 - 1.90  (26.14) - (20.78)
                                                  2001  105,781          0.876   92,703      0.04            1.40            (23.56)

  Social Awareness Stock Portfolio                2002   25,387  0.606 - 0.747   15,894      0.93     1.40 - 1.90  (25.92) - (22.23)
                                                  2001   22,301          0.818   18,238      0.49            1.40            (16.87)
TRAVELERS SERIES FUND INC.
  MFS Total Return Portfolio                      2002  121,655  0.951 - 1.085  129,043      6.29     1.40 - 1.90    (7.58) - (5.08)
                                                  2001   99,837          1.161  115,904      2.73            1.40             (1.36)

  Smith Barney Aggressive Growth Portfolio        2002  280,641  0.642 - 0.663  181,364        --     1.40 - 1.90  (33.54) - (25.51)
                                                  2001  210,647          0.966  203,512        --            1.40             (5.39)

  Smith Barney High Income Portfolio              2002   51,069  0.796 - 0.956   41,652     26.25     1.40 - 1.90    (4.56) - (3.15)
                                                  2001   44,412          0.834   37,034     11.72            1.40             (5.12)
  Smith Barney International All Cap
    Growth Portfolio                              2002   64,910  0.550 - 0.729   36,138      0.95     1.40 - 1.90  (26.67) - (20.89)
                                                  2001   71,952          0.750   53,966        --            1.40            (32.13)

  Smith Barney Large Cap Value Portfolio          2002  113,574  0.712 - 0.753   80,980      3.68     1.40 - 1.90  (27.30) - (20.65)
                                                  2001  130,550          0.969  126,448      1.39            1.40             (9.44)
  Smith Barney Large Capitalization
    Growth Portfolio                              2002    9,415  0.670 - 0.736    6,548      0.48     1.40 - 1.90  (25.80) - (20.48)
                                                  2001    3,651          0.903    3,295        --            1.40             (9.70)

  Smith Barney Mid Cap Core Portfolio             2002   22,187  0.748 - 0.817   17,209      0.12     1.40 - 1.90  (20.26) - (15.98)
                                                  2001    8,351          0.938    7,830        --            1.40             (4.29)

  Smith Barney Money Market Portfolio             2002  111,874  0.994 - 1.121  121,508      1.26     1.40 - 1.90    (0.50) - (0.18)
                                                  2001   93,223          1.123  104,690      3.29            1.40               2.28

  Travelers Managed Income Portfolio              2002    9,306  1.007 - 1.009    9,391     28.76     1.65 - 1.90        0.90 - 1.61
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares            2002  105,447  0.806 - 0.888   91,424      0.42     1.40 - 1.90  (20.57) - (17.59)
                                                  2001   67,882          1.118   75,867        --            1.40             (4.12)

  Emerging Growth Portfolio - Class II Shares     2002  143,919  0.346 - 0.662   53,250      0.05     1.40 - 1.90  (33.59) - (29.49)
                                                  2001  135,231          0.521   70,393        --            1.40            (32.60)

  Growth and Income Portfolio - Class II Shares   2002   84,918  0.815 - 0.854   69,996      0.63     1.40 - 1.90  (15.89) - (12.70)
                                                  2001   54,264          0.969   52,578        --            1.40             (7.36)

                                      -44-

                    NOTES TO FINANCIAL STATEMENTS CONTIU

6.    FINANCIAL HIGHLIGHTS (CONTINUED)

                                                 YEAR             UNIT VALUE      NET    INVESTMENT  EXPENSE RATIO    TOTAL RETURN
                                                 ENDED    UNITS   LOWEST TO     ASSETS     INCOME      LOWEST TO       LOWEST TO
                                                DEC 31   (000S)   HIGHEST ($)   ($000S)   RATIO (%)   HIGHEST (%)     HIGHEST (%)*
                                                ------   ------  -------------  -------   ---------  -------------  ----------------
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                       2002   11,907  0.699 - 0.742    8,402        --     1.40 - 1.90  (26.73) - (21.94)
                                                  2001    9,833          0.954    9,377        --            1.40             (4.60)
VARIABLE INSURANCE PRODUCTS FUND
  Equity - Income Portfolio - Service Class 2     2002    2,149  0.812 - 0.814    1,747        --     1.65 - 1.90  (20.93) - (18.60)

  Growth Portfolio - Service Class 2              2002    1,107  0.680 - 0.681      754        --     1.65 - 1.90  (31.90) - (27.19)
VARIABLE INSURANCE PRODUCTS FUND III
  Mid Cap Portfolio - Service Class 2             2002    1,614  0.889 - 0.892    1,439        --     1.65 - 1.90   (10.80) - (9.84)

* Total  return  lowest and  highest  range  displayed  is  calculated  from the beginning  of the fiscal year to the end of the fiscal year except  where a unit value  inception date occurred  during the course of the current fiscal year. In this case, the inception date unit value is used in the computation.

                                      -45-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT PF II
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001

                                                    AIM V.I. CAPTIAL APPRECIATION                 AIM V.I. PREMIER EQUITY FUND -
                                                           FUND - SERIES II                                 SERIES II
                                                  -----------------------------------           -----------------------------------
                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................                    --                     --                     --                     --
Accumulation units purchased and
  transferred from other funding options               436,878                     --                752,385                     --
Accumulation units redeemed and
  transferred to other funding options .               (19,109)                    --                (98,338)                    --
Annuity units ..........................                    --                     --                     --                     --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................               417,769                     --                654,047                     --
                                                  ============           ============           ============           ============

                                                       PREMIER GROWTH PORTFOLIO -
                                                                CLASS B
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................                    --                     --
Accumulation units purchased and
  transferred from other funding options               359,733                     --
Accumulation units redeemed and
  transferred to other funding options .                (3,482)                    --
Annuity units ..........................                    --                     --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................               356,251                     --
                                                  ============           ============

                                                                                                  MUTUAL SHARES SECURITIES FUND -
                                                     TECHNOLOGY PORTFOLIO - CLASS B                           CLASS 2
                                                  -----------------------------------           -----------------------------------
                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................                    --                     --                     --                     --
Accumulation units purchased and
  transferred from other funding options               363,514                     --              2,609,694                     --
Accumulation units redeemed and
  transferred to other funding options .                (4,542)                    --               (411,078)                    --
Annuity units ..........................                    --                     --                     --                     --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................               358,972                     --              2,198,616                     --
                                                  ============           ============           ============           ============

                                                      TEMPLETON GROWTH SECURITIES
                                                             FUND - CLASS 2
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................                    --                     --
Accumulation units purchased and
  transferred from other funding options             2,611,200                     --
Accumulation units redeemed and
  transferred to other funding options .              (207,679)                    --
Annuity units ..........................                    --                     --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................             2,403,521                     --
                                                  ============           ============

                                                        APPRECIATION PORTFOLIO                      FUNDAMENTAL VALUE PORTFOLIO
                                                  -----------------------------------           -----------------------------------
                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................           336,418,350            312,397,589             64,153,523                     --
Accumulation units purchased and
  transferred from other funding options            80,244,277             73,201,979            118,302,997             67,246,940
Accumulation units redeemed and
  transferred to other funding options .           (70,146,580)           (49,181,218)           (27,564,377)            (3,093,417)
Annuity units ..........................                (7,477)                    --                (17,387)                    --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................           346,508,570            336,418,350            154,874,756             64,153,523
                                                  ============           ============           ============           ============

                                                    APPRECIATION FUND/VA - SERVICE
                                                                SHARES
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................                    --                     --
Accumulation units purchased and
  transferred from other funding options             2,048,601                     --
Accumulation units redeemed and
  transferred to other funding options .               (33,437)                    --
Annuity units ..........................                    --                     --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................             2,015,164                     --
                                                  ============           ============

                                                       GROWTH & INCOME FUND/VA -                    PIONEER FUND VCT PORTFOLIO -
                                                            SERVICE SHARES                                CLASS II SHARES
                                                  -----------------------------------           -----------------------------------
                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................                    --                     --                     --                     --
Accumulation units purchased and
  transferred from other funding options             2,679,096                     --                916,670                     --
Accumulation units redeemed and
  transferred to other funding options .               (71,734)                    --               (139,471)                    --
Annuity units ..........................                    --                     --                     --                     --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................             2,607,362                     --                777,199                     --
                                                  ============           ============           ============           ============

                                                       PIONEER MID-CAP VALUE VCT
                                                      PORTFOLIO - CLASS II SHARES
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................                    --                     --
Accumulation units purchased and
  transferred from other funding options             2,195,695                     --
Accumulation units redeemed and
  transferred to other funding options .              (243,194)                    --
Annuity units ..........................                    --                     --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................             1,952,501                     --
                                                  ============           ============

                                      -46-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT PF II
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                    PUTNAM VT INTERNATIONAL GROWTH                  PUTNAM VT SMALL CAP VALUE
                                                        FUND - CLASS IB SHARES                        FUND - CLASS IB SHARES
                                                  -----------------------------------           -----------------------------------
                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................                    --                     --                     --                     --
Accumulation units purchased and
  transferred from other funding options             2,221,327                     --              2,452,995                     --
Accumulation units redeemed and
  transferred to other funding options .            (1,181,059)                    --               (381,670)                    --
Annuity units ..........................                    --                     --                     --                     --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................             1,040,268                     --              2,071,325                     --
                                                  ============           ============           ============           ============

                                                        SELECT BALANCED PORTFOLIO
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................           172,335,872            116,649,147
Accumulation units purchased and
  transferred from other funding options            30,712,524             86,059,295
Accumulation units redeemed and
  transferred to other funding options .           (41,374,164)           (30,372,570)
Annuity units ..........................                    --                     --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................           161,674,232            172,335,872
                                                  ============           ============

                                                     SELECT CONSERVATIVE PORTFOLIO                   SELECT GROWTH PORTFOLIO
                                                  -----------------------------------           -----------------------------------
                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................                    --             29,371,876            135,503,046            148,142,153
Accumulation units purchased and
  transferred from other funding options                    --              3,050,384              7,379,261             14,991,044
Accumulation units redeemed and
  transferred to other funding options .                    --            (32,422,260)           (26,024,300)           (27,630,151)
Annuity units ..........................                    --                     --                     --                     --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................                    --                     --            116,858,007            135,503,046
                                                  ============           ============           ============           ============

                                                      SELECT HIGH GROWTH PORTFOLIO
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................            91,359,358             98,281,080
Accumulation units purchased and
  transferred from other funding options             4,444,013             10,041,514
Accumulation units redeemed and
  transferred to other funding options .           (16,850,248)           (16,963,236)
Annuity units ..........................                    --                     --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................            78,953,123             91,359,358
                                                  ============           ============

                                                         SELECT INCOME PORTFOLIO                    SELECT SMALL CAP PORTFOLIO
                                                  -----------------------------------           -----------------------------------
                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................                    --             13,550,404                     --              8,291,558
Accumulation units purchased and
  transferred from other funding options                    --              1,271,337                     --              3,110,581
Accumulation units redeemed and
  transferred to other funding options .                    --            (14,821,741)                    --            (11,402,139)
Annuity units ..........................                    --                     --                     --                     --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................                    --                     --                     --                     --
                                                  ============           ============           ============           ============

                                                        SMITH BARNEY GOVERNMENT
                                                               PORTFOLIO
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................             8,557,026              2,632,392
Accumulation units purchased and
  transferred from other funding options            81,628,801             10,717,583
Accumulation units redeemed and
  transferred to other funding options .           (11,254,133)            (4,792,949)
Annuity units ..........................                    --                     --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................            78,931,694              8,557,026
                                                  ============           ============

                                                        SMITH BARNEY GROWTH AND                     SMITH BARNEY LARGE CAP CORE
                                                           INCOME PORTFOLIO                                  PORTFOLIO
                                                  -----------------------------------           -----------------------------------
                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................            37,624,621             18,344,678             77,234,297             48,044,652
Accumulation units purchased and
  transferred from other funding options            19,538,249             23,197,085             23,668,080             38,249,301
Accumulation units redeemed and
  transferred to other funding options .           (10,014,177)            (3,917,142)           (19,026,700)            (9,059,656)
Annuity units ..........................                    --                     --                     --                     --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................            47,148,693             37,624,621             81,875,677             77,234,297
                                                  ============           ============           ============           ============

                                                     SMITH BARNEY PREMIER SELECTIONS
                                                        ALL CAP GROWTH PORTFOLIO
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................            33,868,061             21,516,596
Accumulation units purchased and
  transferred from other funding options             2,790,157             18,262,537
Accumulation units redeemed and
  transferred to other funding options .            (7,035,016)            (5,911,072)
Annuity units ..........................                    --                     --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................            29,623,202             33,868,061
                                                  ============           ============

                                      -47-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT PF II
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                   CONVERTIBLE SECURITIES PORTFOLIO                 MFS MID CAP GROWTH PORTFOLIO
                                                  -----------------------------------           -----------------------------------
                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................                    --                     --            104,171,307            102,889,578
Accumulation units purchased and
  transferred from other funding options             4,806,043                     --             12,909,691             24,655,083
Accumulation units redeemed and
  transferred to other funding options .              (706,949)                    --            (25,232,900)           (23,373,354)
Annuity units ..........................                    --                     --                     --                     --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................             4,099,094                     --             91,848,098            104,171,307
                                                  ============           ============           ============           ============

                                                          MFS RESEARCH PORTFOLIO
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................           105,780,845            111,973,813
Accumulation units purchased and
  transferred from other funding options             7,266,648             13,871,346
Accumulation units redeemed and
  transferred to other funding options .           (21,255,014)           (20,064,314)
Annuity units ..........................                    --                     --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................            91,792,479            105,780,845
                                                  ============           ============

                                                   SOCIAL AWARENESS STOCK PORTFOLIO                 MFS TOTAL RETURN PORTFOLIO
                                                  -----------------------------------           -----------------------------------
                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................            22,300,728              8,016,692             99,836,615             75,344,816
Accumulation units purchased and
  transferred from other funding options             8,747,078             16,679,524             49,510,979             39,239,607
Accumulation units redeemed and
  transferred to other funding options .            (5,660,852)            (2,395,488)           (27,692,177)           (14,747,808)
Annuity units ..........................                    --                     --                     --                     --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................            25,386,954             22,300,728            121,655,417             99,836,615
                                                  ============           ============           ============           ============

                                                     SMITH BARNEY AGGRESSIVE GROWTH
                                                               PORTFOLIO
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................           210,647,462             98,624,592
Accumulation units purchased and
  transferred from other funding options           128,891,760            137,335,464
Accumulation units redeemed and
  transferred to other funding options .           (58,890,014)           (25,312,594)
Annuity units ..........................                (8,329)                    --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................           280,640,879            210,647,462
                                                  ============           ============

                                                         SMITH BARNEY HIGH INCOME                  SMITH BARNEY INTERNATIONAL ALL
                                                                PORTFOLIO                              CAP GROWTH PORTFOLIO
                                                  -----------------------------------           -----------------------------------
                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................            44,411,528             31,714,593             71,952,232             68,195,410
Accumulation units purchased and
  transferred from other funding options            20,522,930             22,049,045             10,533,749             17,395,739
Accumulation units redeemed and
  transferred to other funding options .           (13,865,486)            (9,352,110)           (17,575,486)           (13,638,917)
Annuity units ..........................                    --                     --                     --                     --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................            51,068,972             44,411,528             64,910,495             71,952,232
                                                  ============           ============           ============           ============

                                                      SMITH BARNEY LARGE CAP VALUE
                                                                PORTFOLIO
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................           130,549,518            109,901,403
Accumulation units purchased and
  transferred from other funding options             9,645,609             37,962,376
Accumulation units redeemed and
  transferred to other funding options .           (26,621,354)           (17,314,261)
Annuity units ..........................                    --                     --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................           113,573,773            130,549,518
                                                  ============           ============

                                                           SMITH BARNEY LARGE                        SMITH BARNEY MID CAP CORE
                                                    CAPITALIZATION GROWTH PORTFOLIO                          PORTFOLIO
                                                  -----------------------------------           -----------------------------------
                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................             3,651,010                     --              8,351,207                     --
Accumulation units purchased and
  transferred from other funding options             7,319,287              4,049,045             18,556,361              8,710,427
Accumulation units redeemed and
  transferred to other funding options .            (1,554,826)              (398,035)            (4,721,000)              (359,220)
Annuity units ..........................                    --                     --                     --                     --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................             9,415,471              3,651,010             22,186,568              8,351,207
                                                  ============           ============           ============           ============

                                                       SMITH BARNEY MONEY MARKET
                                                                 PORTFOLIO
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................            93,223,072             43,727,838
Accumulation units purchased and
  transferred from other funding options           117,812,867            116,404,786
Accumulation units redeemed and
  transferred to other funding options .           (99,161,765)           (66,909,552)
Annuity units ..........................                    --                     --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................           111,874,174             93,223,072
                                                  ============           ============

                                      -48-

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

7.    SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT PF II
      FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001 (CONTINUED)

                                                        TRAVELERS MANAGED INCOME                   COMSTOCK PORTFOLIO - CLASS II
                                                               PORTFOLIO                                      SHARES
                                                  -----------------------------------           -----------------------------------
                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................                    --                     --             67,881,536              7,549,285
Accumulation units purchased and
  transferred from other funding options            10,196,536                     --             59,096,064             66,091,125
Accumulation units redeemed and
  transferred to other funding options .              (890,599)                    --            (21,530,380)            (5,758,874)
Annuity units ..........................                    --                     --                     --                     --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................             9,305,937                     --            105,447,220             67,881,536
                                                  ============           ============           ============           ============

                                                      EMERGING GROWTH PORTFOLIO -
                                                            CLASS II SHARES
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................           135,230,509             57,423,433
Accumulation units purchased and
  transferred from other funding options            37,216,318             96,106,247
Accumulation units redeemed and
  transferred to other funding options .           (28,527,903)           (18,299,171)
Annuity units ..........................                    --                     --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................           143,918,924            135,230,509
                                                  ============           ============

                                                     GROWTH AND INCOME PORTFOLIO -                SMITH BARNEY SMALL CAP GROWTH
                                                            CLASS II SHARES                           OPPORTUNITIES PORTFOLIO
                                                  -----------------------------------           -----------------------------------

                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................            54,264,239             12,181,962              9,833,197                     --
Accumulation units purchased and
  transferred from other funding options            47,552,435             47,164,458              5,080,269             11,470,919
Accumulation units redeemed and
  transferred to other funding options .           (16,898,757)            (5,082,181)            (3,006,755)            (1,637,722)
Annuity units ..........................                    --                     --                     --                     --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................            84,917,917             54,264,239             11,906,711              9,833,197
                                                  ============           ============           ============           ============

                                                      EQUITY - INCOME PORTFOLIO -
                                                             SERVICE CLASS 2
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................                    --                     --
Accumulation units purchased and
  transferred from other funding options             2,328,930                     --
Accumulation units redeemed and
  transferred to other funding options .              (180,332)                    --
Annuity units ..........................                    --                     --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................             2,148,598                     --
                                                  ============           ============

                                                                                                   MID CAP PORTFOLIO - SERVICE
                                                   GROWTH PORTFOLIO - SERVICE CLASS 2                          CLASS 2
                                                  -----------------------------------           -----------------------------------
                                                      2002                   2001                   2002                   2001
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  beginning of year ....................                    --                     --                     --                     --
Accumulation units purchased and
  transferred from other funding options             1,221,292                     --              1,827,811                     --
Accumulation units redeemed and
  transferred to other funding options .              (113,848)                    --               (213,613)                    --
Annuity units ..........................                    --                     --                     --                     --
                                                  ------------           ------------           ------------           ------------
Accumulation and annuity units
  end of year ..........................             1,107,444                     --              1,614,198                     --
                                                  ============           ============           ============           ============

                                                                COMBINED
                                                  -----------------------------------
                                                      2002                    2001
                                                  ------------           ------------
Accumulation and annuity units
  beginning of year ....................          2,119,139,159          1,544,765,540
Accumulation units purchased and
  transferred from other funding options           949,398,804           1,008,584,771
Accumulation units redeemed and
  transferred to other funding options .          (606,384,498)          (434,211,152)
Annuity units ..........................               (33,193)                    --
                                                  ------------           ------------
Accumulation and annuity units
  end of year ..........................          2,462,120,272          2,119,139,159
                                                  ============           ============

                                      -49-

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of the Travelers Life and Annuity Company and
Owners of Variable Annuity Contracts of The Travelers Separate Account PF II for
Variable Annuities:

We have audited the  accompanying  statements of assets and  liabilities  of The
Travelers Separate Account PF II for Variable Annuities as of December 31, 2002,
and the related  statements of operations for the year then ended, the statement of changes in net assets for each of the two years then ended, and the financial highlights for each of the two years then ended. These financial  statements and financial  highlights are the  responsibility of the Account's  management.  Our responsibility  is to  express  an opinion  on these  financial  statements  and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the  United  States of  America.  Those  standards  require  that we plan and perform the audit to obtain  reasonable  assurance  about  whether the financial statements and financial highlights are free of material misstatement.  An audit includes  examining,  on a test  basis,  evidence  supporting  the  amounts  and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence  with the underlying funds.  An audit also includes  assessing  the  accounting  principles  used and significant  estimates  made by  management,  as well as evaluating  the overall
financial  statement  presentation.   We  believe  that  our  audits  provide  a
reasonable basis for our opinion.

In our opinion,  the financial  statements and financial  highlights referred to above present fairly, in all material  respects,  the financial  position of The
Travelers Separate Account PF II for Variable Annuities as of December 31, 2002,
the results of its  operations  for the year then ended,  the changes in its net assets for each of the two years in the period  then  ended,  and the  financial highlights  for each of the two years in the period  then ended,  in  conformity with accounting principles generally accepted in the United States of America.

                                               /s/ KPMG LLP

Hartford, Connecticut
March 28, 2003

                                      -50-

                       This page intentionally left blank

                       This page intentionally left blank

                              INDEPENDENT AUDITORS

                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general  information  of contract  owners and is not an offer  of units of The  Travelers  Separate  Account  PF II for  Variable
Annuities or shares of Separate Account PF II's underlying  funds. It should not be used in connection  with any offer except in conjunction  with the Prospectus for The  Travelers  Separate  Account PF II for  Variable  Annuities  product(s)
offered by The Travelers Life and Annuity  Company and the  Prospectuses  of the
underlying  funds,  which  collectively   contain  all  pertinent   information,
including the applicable sales commissions.

SEPPF II  (Annual)  (12-02)  Printed in U.S.A.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and
Annuity Company as of December 31, 2002 and 2001, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity
Company as of December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31,
2002, in conformity with accounting principles generally accepted in the United
States of America.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-1

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                              STATEMENTS OF INCOME
                                ($ IN THOUSANDS)

FOR THE YEAR ENDED DECEMBER 31,                                     2002         2001         2000
                                                                 ---------    ---------    ---------
REVENUES
Premiums                                                         $  42,893    $  39,222    $  33,941
Net investment income                                              311,946      251,054      214,174
Realized investment gains (losses)                                 (30,584)      26,144       (7,396)
Fee income                                                         189,686      173,113      127,378
Other revenues                                                      19,530       14,317        9,625
----------------------------------------------------------------------------------------------------
     Total Revenues                                                533,471      503,850      377,722
----------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                               94,513       88,842       78,403
Interest credited to contractholders                               180,610      125,880       77,579
Amortization of deferred acquisition costs                          66,972       89,475       68,254
Operating expenses                                                  32,352       23,404       14,095
----------------------------------------------------------------------------------------------------
     Total Benefits and Expenses                                   374,447      327,601      238,331
----------------------------------------------------------------------------------------------------

Income before federal income taxes and cumulative effect of
   change in accounting principle                                  159,024      176,249      139,391

Federal income taxes
     Current                                                       (31,143)     (19,007)      11,738
     Deferred                                                       86,797       80,096       36,748
----------------------------------------------------------------------------------------------------
     Total Federal Income Taxes                                     55,654       61,089       48,486
----------------------------------------------------------------------------------------------------

Income before cumulative effect of change in accounting
     principle                                                     103,370      115,160       90,905

Cumulative effect of change in accounting for derivative
     instruments and hedging activities, net of tax                     --          (62)          --
----------------------------------------------------------------------------------------------------

Net Income                                                       $ 103,370    $ 115,098    $  90,905
====================================================================================================

                       See Notes to Financial Statements.

                                       F-2

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                 BALANCE SHEETS
                                ($ IN THOUSANDS)

AT DECEMBER 31,                                                       2002           2001
---------------------------------------------------------------------------------------------

ASSETS
Fixedmaturities, available for sale at fair value
     (including $144,284 and $102,347 subject to securities
     lending agreements) (cost $4,385,801 and $3,308,142)         $ 4,520,299   $ 3,352,227
Equity securities, at fair value (cost $14,939 and $16,251)            14,495        15,738
Mortgage loans                                                        134,078       125,629
Short-term securities                                                 475,365       206,759
Other invested assets                                                 384,616       238,429
---------------------------------------------------------------------------------------------
      Total Investments                                             5,528,853     3,938,782
---------------------------------------------------------------------------------------------
Separate accounts                                                   6,862,009     7,681,791
Deferred acquisition costs                                          1,064,118       814,369
Premiums and fees receivable                                           59,636        56,207
Other assets                                                          179,558       165,118
---------------------------------------------------------------------------------------------
     Total Assets                                                 $13,694,174   $12,656,267
---------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                  $1,145,692    $1,040,856
Contractholder funds                                                3,886,083     2,624,570
Separate accounts                                                   6,862,009     7,681,791
Other liabilities                                                     441,249       261,395
Deferred federal income taxes                                         199,350        70,091
---------------------------------------------------------------------------------------------
     Total Liabilities                                             12,534,383    11,678,703
---------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                        3,000         3,000
Additional paid-in capital                                            417,316       417,316
Retained earnings                                                     644,534       541,164
Accumulated other changes in equity from nonowner sources              94,941        16,084
---------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                     1,159,791       977,564
---------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                   $13,694,174   $12,656,267
=============================================================================================

                       See Notes to Financial Statements.

                                       F-3

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                ($ IN THOUSANDS)

                                                                          FOR THE YEAR ENDED
                                                                             DECEMBER 31,
------------------------------------------------------------------------------------------------------
COMMON STOCK                                                        2002         2001          2000
------------------------------------------------------------------------------------------------------
Balance, beginning of year                                       $    3,000   $    3,000    $    3,000
Changes in common stock                                                  --           --            --
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $    3,000   $    3,000    $    3,000
======================================================================================================

------------------------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
------------------------------------------------------------------------------------------------------
Balance, beginning of year                                       $  417,316   $  417,316    $  167,316
Contribution from Parent Company                                         --           --       250,000
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $  417,316   $  417,316    $  417,316
======================================================================================================

------------------------------------------------------------------------------------------------------
RETAINED EARNINGS
------------------------------------------------------------------------------------------------------

Balance, beginning of year                                       $  541,164   $  426,066    $  335,161
Net income                                                          103,370      115,098        90,905
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $  644,534   $  541,164    $  426,066
======================================================================================================

------------------------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------

Balance, beginning of year                                       $   16,084   $   13,622    $  (39,312)
Cumulative effect of change in accounting principle for
   derivative instruments and hedging activities, net of tax             --           62            --
Unrealized gains (losses), net of tax                                73,750         (924)       52,934
Derivative instrument hedging activity gains,
    net of tax                                                        5,107        3,324            --
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $   94,941   $   16,084    $   13,622
======================================================================================================

------------------------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
------------------------------------------------------------------------------------------------------

Net income                                                       $  103,370   $  115,098    $   90,905
Other changes in equity from nonowner sources                        78,857        2,462        52,934
------------------------------------------------------------------------------------------------------
Total changes in equity from nonowner sources                    $  182,227   $  117,560    $  143,839
======================================================================================================

------------------------------------------------------------------------------------------------------
TOTAL SHAREHOLDERS' EQUITY
------------------------------------------------------------------------------------------------------
Changes in total shareholder's equity                            $  182,227   $  117,560    $  393,839
Balance, beginning of year                                          977,564      860,004       466,165
------------------------------------------------------------------------------------------------------
Balance, end of year                                             $1,159,791   $  977,564    $  860,004
======================================================================================================

                       See Notes to Financial Statements.

                                       F-4

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                ($ IN THOUSANDS)

FOR THE YEARS ENDED DECEMBER 31,                                 2002             2001            2000
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                      $    43,490    $    37,915    $    33,609
     Net investment income received                              276,813        211,179        186,362
     Fee and other income received                               238,970        211,885        136,194
     Benefits and claims paid                                   (103,513)      (103,224)       (96,890)
     Interest credited to contractholders                       (180,610)      (125,880)       (77,579)
     Operating expenses paid                                    (343,932)      (354,506)      (325,180)
     Income taxes (paid) received                                 88,888         45,257        (38,548)
      Other                                                      (21,047)       (31,175)        40,628
------------------------------------------------------------------------------------------------------
         Net cash used in operating activities                      (941)      (108,549)      (141,404)
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                        255,009         97,712        220,841
         Mortgage loans                                           36,193         20,941         28,477
     Proceeds from sales of investments
         Fixed maturities                                      1,689,931        938,987        843,856
         Equity securities                                        35,556          6,363         30,772
         Mortgage loans                                               --             --         15,260
         Real estate held for sale                                    --            (36)         2,115

     Purchases of investments
         Fixed maturities                                     (3,018,069)    (2,022,618)    (1,564,237)
         Equity securities                                       (35,735)        (2,274)       (20,361)
         Mortgage loans                                          (44,632)       (14,494)       (17,016)
     Policy loans, net                                           (11,201)        (3,395)        (2,675)
     Short-term securities (purchases) sales, net               (268,606)        40,618       (166,259)
     Other investment (purchases) sales, net                     (20,915)        (6,334)           327
     Securities transactions in course of settlement, net        117,806         64,698         21,372
------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                (1,264,663)      (879,832)      (607,528)
------------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                              1,486,056      1,178,421        629,138
     Contractholder fund withdrawals                            (224,542)      (185,464)      (115,289)
     Contribution from parent company                                 --             --        250,000
------------------------------------------------------------------------------------------------------
         Net cash provided by financing activities             1,261,514        992,957        763,849
------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                   (4,090)         4,576         14,917
Cash at beginning of year                                         19,514         14,938             21
------------------------------------------------------------------------------------------------------
Cash at December 31,                                         $    15,424    $    19,514    $    14,938
======================================================================================================

                       See Notes to Financial Statements.

                                      F-5

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies used in the preparation of the accompanying financial statements follow.

BASIS OF PRESENTATION

The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup). On March 27, 2002, Travelers Property
Casualty Corp. (TPC), TIC's parent at December 31, 2001, completed its initial public offering (IPO). On August 20, 2002, Citigroup made a tax-free distribution to its stockholders of the majority of its remaining interest in
TPC. Prior to the IPO, the common stock of TIC was distributed by TPC to
Citigroup Insurance Holding Corporation (CIHC) so that TIC and the Company would remain indirect wholly owned subsidiaries of Citigroup.

The financial statements and accompanying footnotes of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

The Company offers a variety of variable annuity products where the investment risk is borne by the contractholder, not the Company, and the benefits are not guaranteed. The premiums and deposits related to these products are reported in separate accounts. The Company considers it necessary to differentiate, for financial statement purposes, the results of the risks it has assumed from those it has not.

Certain prior year amounts have been reclassified to conform to the 2002 presentation.

ACCOUNTING CHANGES

BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

Effective January 1, 2002, the Company adopted the Financial Accounting
Standards Board (FASB) Statements of Financial Accounting Standards No. 141,
"Business Combinations" (FAS 141) and No. 142, "Goodwill and Other Intangible
Assets" (FAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting.
Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

                                       F-6

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS

Effective January 1, 2002, the Company adopted FASB Statement of Financial
Accounting Standards No. 144, "Accounting for the Impairment or Disposal of
Long-Lived Assets" (FAS 144). FAS 144 establishes a single accounting model for long-lived assets to be disposed of by sale. A long-lived asset classified as held for sale is to be measured at the lower of its carrying amount or fair value less cost to sell. Depreciation (amortization) is to cease. Impairment is recognized only if the carrying amount of a long-lived asset is not recoverable from its undiscounted cash flows and is measured as the difference between the carrying amount and fair value of the asset. Long-lived assets to be abandoned, exchanged for a similar productive asset, or distributed to owners in a spin-off are considered held and used until disposed of. Accordingly, discontinued
operations are no longer to be measured on a net realizable value basis, and future operating losses are no longer recognized before they occur. The provisions of the new standard are to be applied prospectively. There has been no impact as of December 31, 2002 on the Company's results of operations, financial condition or liquidity due to this standard. The Company does not expect the impact of this standard to be significant in future reporting periods.

ACCOUNTING STANDARDS NOT YET ADOPTED

COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

On January 1, 2003, the Company adopted Statement of Financial Accounting
Standards No. 146, "Accounting for Costs Associated with Exit or Disposal
Activities" (FAS 146). FAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, FAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows. The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. It is not expected that
FAS 146 will materially affect the Company's financial statements.

STOCK-BASED COMPENSATION

On January 1, 2003, the Company adopted the fair value recognition provisions of
Statement of Financial Accounting Standards No. 123 (FAS 123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under FAS No.
148, "Accounting for Stock-Based Compensation-Transition and Disclosure", issued in December 2002. FAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date.
Similar to APB 25, the alternative method of accounting, an offsetting increase to stockholders' equity under FAS 123 is recorded equal to the amount of compensation expense charged. The adoption of this change in accounting principle will not have a significant impact on the Company's results of operations, financial condition or liquidity.

                                       F-7

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

CONSOLIDATION OF VARIABLE INTEREST ENTITIES

In January 2003, the FASB released FASB Interpretation No. 46, "Consolidation of
Variable Interest Entities" (FIN 46). This Interpretation changes the method of determining whether certain entities should be included in the Company's
Consolidated Financial Statements. An entity is subject to FIN 46 and is called a variable interest entity (VIE) if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under FAS No. 94, "Consolidation of All
Majority-Owned Subsidiaries." A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

The provisions of FIN 46 are to be applied immediately to VIEs created after
January 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs in which an enterprise holds a variable interest that it acquired before February 1, 2003, FIN 46 applies in the first fiscal period beginning after June 15, 2003. For any VIEs that must be consolidated under FIN
46 that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities and noncontrolling interest of the VIE. FIN 46 also mandates new disclosures about VIEs, some of which are required to be presented in financial statements issued after January 31, 2003.

The Company has investments in entities that may be considered to be variable interests. The carrying value of these investments is approximately $121.9 million and primarily consists of interests in security and real estate investment funds and below investment grade asset-backed and mortgage-backed securities. The Company is evaluating the impact of applying FIN 46 to existing
VIEs in which it has variable interests and has not yet completed this analysis.
However, at this time, it is anticipated that the effect on the Company's
Balance Sheets would be insignificant. As the Company continues to evaluate the impact of applying FIN 46, additional entities may be identified that would need to be consolidated.

                                       F-8

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

ACCOUNTING POLICIES

INVESTMENTS

Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including instruments subject to securities lending agreements (see
Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to record fair value.
Changes in the assumptions could affect the fair values of investments.
Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions - global, regional, or related to specific issuers or industries - could adversely affect these investments.

Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

Other invested assets include partnership investments and real estate joint ventures which are accounted for on the equity method of accounting.
Undistributed income of these investments is reported in net investment income.
Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

                                       F-9

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures contracts, swaps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price change and foreign currency risk. The
Company does not hold or issue derivative instruments for trading purposes. (See
Note 9 for a more detailed description of the Company's derivative use.)
Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge which includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative has to be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The
Company's fair value hedges are primarily of available-for-sale securities.

For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported in the accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, changes in their fair values are immediately included in realized investment gains and losses. The Company's cash flow hedges primarily include hedges of foreign denominated funding agreements and floating rate available-for-sale securities. Derivatives that are either hedging instruments that are carried at fair value or do not qualify as hedges under the new rules are also carried at fair value with changes in value reflected in realized investment gains and losses.

For those hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield.
For cash flow hedges, any changes in fair value of the end-user derivative remain in the accumulated other changes in equity from nonowner sources and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued
because a forecasted transaction will not occur when scheduled, any changes in fair value of the end-user derivative are immediately reflected in realized investment gains and losses.

The Company also purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized gains and losses. The Company bifurcates an embedded derivative where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risk of the host contract, the entire instrument would not otherwise

                                       F-10

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

be re-measured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under FAS 133.
Derivatives embedded in convertible debt securities are classified as fixed maturity securities, consistent with the host instruments.

Prior to the adoption of FAS 133 on January 1, 2001, end-user derivatives designated as qualifying hedges were accounted for consistently with the risk management strategy as follows. Hedge accounting was generally used to account for derivatives. To qualify for hedge accounting the change in value of the derivative was expected to substantially offset the changes in value of the hedged item. Hedges were monitored to ensure that there was a high correlation between the derivative instruments and the hedged investment. Derivatives that did not qualify for hedge accounting were marked to market with changes in market value reflected in the statement of income.

Payments to be received or made under interest rate swaps were accrued and recognized in net investment income. Swaps hedging investments were carried at fair value with unrealized gains and losses, net of taxes, charged directly to shareholder's equity. Interest rate and currency swaps hedging liabilities were treated as off-balance sheet instruments.

INVESTMENT GAINS AND LOSSES

Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary impairments exist. Changing economic conditions-global, regional, or related to specific issuers or industries-could adversely affect these investments. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S.
dollars, the functional currency of the Company.

SEPARATE ACCOUNTS

The Company has separate accounts that primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each of these accounts has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

DEFERRED ACQUISITION COSTS

Costs of acquiring traditional life, universal life, deferred annuities and payout annuities are deferred. These deferred acquisition costs (DAC) include principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product

                                       F-11

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

type based upon three different accounting pronouncements: Statement of
Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance
Enterprises" (FAS 60), Statement of Financial Accounting Standards No. 91,
"Accounting for Nonrefundable Fees and Costs Associated with Originating or
Acquiring Loans and Initial Direct Costs of Leases" (FAS 91) and Statement of
Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance
Enterprises for Certain Long Duration Contracts and for Realized Gains and
Losses from the Sale of Investments" (FAS 97).

DAC for deferred annuities, both fixed and variable, and payout annuities are amortized employing a level effective yield methodology per FAS 91 as permitted by AICPA Practice Bulletin 8. An amortization rate is developed using the outstanding DAC balance and projected account balances and is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated periodically, at least annually, and the actual rate is reset in the following quarter and applied prospectively. A new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.
DAC for these products is currently being amortized over 10-15 years. DAC for universal life is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per FAS 97. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits result in retrospective adjustments to earnings by a cumulative charge or credit to income. DAC for this product is currently being amortized over 16-25 years.

DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per FAS 60. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy. DAC for this product is currently being amortized over 5-20 years.

DAC is reviewed to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

VALUE OF INSURANCE IN FORCE

The value of insurance in force, reported in other assets, is an asset that was recorded in 1993 at the time of acquisition of TIC and the Company by
Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

                                       F-12

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

FUTURE POLICY BENEFITS

Future policy benefits represent liabilities for future insurance policy benefits. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 2.1% to 7.9% for these annuity products with a weighted average interest rate of 7.2%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.0%. Assumptions established at policy issue as to mortality and persistency are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance.

CONTRACTHOLDER FUNDS

Contractholder funds represent receipts from the issuance of universal life, certain deferred annuity contracts and structured settlement contracts. For universal life contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholder. Interest rates credited to contractholder funds related to universal life range from 4.1% to 6.5%, with a weighted average interest rate of 5.7%.

Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from 3.0% to 10.0% with a weighted average interest rate of 5.8%.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2002 and 2001, the
Company's liability for guaranty fund assessments was not significant.

PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state.
Permitted statutory accounting

                                       F-13

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

PREMIUMS

Premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered income when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in income in a constant relationship to insurance benefits in force.

FEE INCOME

Fee income is recognized on deferred annuity and universal life contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

OTHER REVENUES

Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

INTEREST CREDITED TO CONTRACTHOLDERS

Interest credited to contractholders represents amounts earned by universal life, pension investment and certain deferred annuity contracts in accordance with contract provisions.

FEDERAL INCOME TAXES

The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                                       F-14

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.  INVESTMENTS

FIXED MATURITIES

The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                        GROSS         GROSS
DECEMBER 31, 2002                                      AMORTIZED      UNREALIZED    UNREALIZED         FAIR
($ IN THOUSANDS)                                          COST          GAINS         LOSSES          VALUE
-------------------------------------------------------------------------------------------------------------

AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                          $  423,318     $   21,809     $       90     $  445,037
     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                     217,602          5,958          2,115        221,445
     Obligations of states and political
     subdivisions                                         49,472          7,170              0         56,642
     Debt securities issued by foreign
     governments                                          21,530          2,146            296         23,380
     All other corporate bonds                         2,932,069        157,225         82,175      3,007,119
     All other debt securities                           737,215         35,255         10,926        761,544
     Redeemable preferred stock                            4,595          1,785          1,248          5,132
-------------------------------------------------------------------------------------------------------------
         Total Available For Sale                     $4,385,801     $  231,348     $   96,850     $4,520,299
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                                        GROSS         GROSS
DECEMBER 31, 2001                                      AMORTIZED      UNREALIZED    UNREALIZED         FAIR
($ IN THOUSANDS)                                          COST          GAINS         LOSSES          VALUE
-------------------------------------------------------------------------------------------------------------

AVAILABLE FOR SALE:
     Mortgage-backed securities - CMOs and
     pass-through securities                          $  281,583     $    4,744     $    3,577     $  282,750
     U.S. Treasury securities and obligations
     of U.S. Government and government agencies
     and authorities                                     197,703          2,310         10,883        189,130
     Obligations of states and political
     subdivisions                                         44,587          1,903            355         46,135
     Debt securities issued by foreign
     governments                                          53,207          2,454            716         54,945
     All other corporate bonds                         2,112,121         62,649         25,784      2,148,986
     All other debt securities                           613,451         21,378         10,109        624,720
     Redeemable preferred stock                            6,090            365            894          5,561
-------------------------------------------------------------------------------------------------------------
         Total Available For Sale                     $3,308,742     $   95,803     $   52,318     $3,352,227
-------------------------------------------------------------------------------------------------------------

Proceeds from sales of fixed maturities classified as available for sale were
$1.7 billion, $939 million and $844 million in 2002, 2001 and 2000, respectively. Gross gains of $85.6 million, $67.0 million

                                       F-15

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

and $22.4 million and gross losses of $29.9 million, $22.4 million and $31.2 million in 2002, 2001 and 2000, respectively, were realized on those sales.
Additional losses of $66.9 million, $11.5 million and $2.9 million were realized due to other-than-temporary losses in value in 2002, 2001 and 2000, respectively. Impairment activity increased significantly beginning the fourth quarter of 2001 and continued through 2002. Impairments were concentrated in telecommunication and energy company investments.

Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote is not available amounted to $840.4 million and $628.2 million at
December 31, 2002 and 2001, respectively.

The amortized cost and fair value of fixed maturities available for sale at
December 31, 2002, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     -----------------------------------------------------------------------
                                                  AMORTIZED        FAIR
     ($ IN THOUSANDS)                               COST           VALUE
     -----------------------------------------------------------------------

     MATURITY:
          Due in one year or less                  $178,198       $180,542
          Due after 1 year through 5 years        1,239,752      1,275,526
          Due after 5 years through 10 years      1,689,810      1,731,046
          Due after 10 years                        856,436        888,148
     -----------------------------------------------------------------------
                                                  3,964,196      4,075,262
     -----------------------------------------------------------------------

          Mortgage-backed securities                423,318        445,037
     -----------------------------------------------------------------------
              Total Maturity                     $4,387,514     $4,520,229
     -----------------------------------------------------------------------

The Company makes significant investments in collateralized mortgage obligations
(CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S.
Treasury securities. The Company's investment strategy is to purchase CMO tranches, which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

At December 31, 2002 and 2001, the Company held CMOs with a fair value of $265.5 million and $212.5 million, respectively. The Company's CMO holdings were 33.4%
and 49.5% collateralized by GNMA, FNMA or FHLMC securities at December 31, 2002 and 2001, respectively. In addition, the Company held $177.8 million and $64.8 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at
December 31, 2002 and 2001, respectively. All of these securities are rated AAA.

                                       F-16

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The
Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests in a short-term investment pool. See Note 10. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31,
2002 and 2001, the Company held cash collateral of $149.0 million and $104.3 million, respectively.

EQUITY SECURITIES

The cost and fair values of investments in equity securities were as follows:

----------------------------------------------------------------------------------------
                                                          GROSS       GROSS
                                                        UNREALIZED  UNREALIZED     FAIR
($ IN THOUSANDS)                               COST       GAINS       LOSSES      VALUE
----------------------------------------------------------------------------------------

DECEMBER 31, 2002
     Common stocks                           $ 2,599     $    37     $   699     $ 1,937
     Non-redeemable preferred stocks          12,340         394         176      12,558
----------------------------------------------------------------------------------------
         Total Equity Securities             $14,939     $   431     $   875     $14,495
----------------------------------------------------------------------------------------

DECEMBER 31, 2001
     Common stocks                           $ 2,643     $    97     $   671     $ 2,069
     Non-redeemable preferred stocks          13,608         439         378      13,669
----------------------------------------------------------------------------------------
         Total Equity Securities             $16,251     $   536     $ 1,049     $15,738
----------------------------------------------------------------------------------------

Proceeds from sales of equity securities were $35.6 million, $6.4 million and
$30.8 million in 2002, 2001 and 2000, respectively. Gross gains and losses on sales and impairments were insignificant.

MORTGAGE LOANS

Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

At December 31, 2002 and 2001, the Company's mortgage loan portfolios consisted of the following:

    ------------------------------------------------------------------
    ($ IN THOUSANDS)                              2002         2001
    ------------------------------------------------------------------
    Current Mortgage Loans                      $130,303     $125,131
    Underperforming Mortgage Loans                 3,775          498
    ------------------------------------------------------------------
         Total                                  $134,078     $125,629
    ------------------------------------------------------------------

                                       F-17

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Aggregate annual maturities on mortgage loans at December 31, 2002 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

       -----------------------------------------------------
       ($ IN THOUSANDS)
       -----------------------------------------------------
       2003                                       $  5,017
       2004                                          8,690
       2005                                          6,380
       2006                                         15,892
       2007                                          6,049
       Thereafter                                   92,050
       -----------------------------------------------------
            Total                                 $134,078
       =====================================================

CONCENTRATIONS

The Company participates in a short-term investment pool maintained by TIC. See
Note 11.

The Company's industry concentrations of investments (primarily fixed maturities), excluding those in federal and government agencies, were as follows at fair value:

       ----------------------------------------------------------------
       ($ IN THOUSANDS)                           2002          2001
       ----------------------------------------------------------------
       Finance                                  $562,179     $286,824
       Electric Utilities                        512,950      447,355
       Media                                     324,008      235,790
       Telecommunications                        304,171      213,644
       Banking                                   265,442      222,581
       ----------------------------------------------------------------

The Company held investments in foreign banks in the amount of $147 million and
$144 million at December 31, 2002 and 2001, respectively, which are included in the table above. The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $109 million and $38 million in Electric
Utilities, $35 million and $21 million in Media, and $53 million and $5 million in telecommunications at December 31, 2002 and 2001, respectively; and total below investment grade assets were $413.7 million and $182.3 million at December
31, 2002 and 2001, respectively.

                                       F-18

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Included in mortgage loans were the following group concentrations:

        ($ IN THOUSANDS)
        -------------------------------------------------------------
        At December 31,                            2002         2001
        -------------------------------------------------------------
        STATE
        California                              $42,169      $43,700
        New York                                 22,636       23,129
        -------------------------------------------------------------
        PROPERTY TYPE
        Agricultural                            $79,075      $66,459
        Office                                   44,094       37,243
        -------------------------------------------------------------

The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

RESTRUCTURED INVESTMENTS

Mortgage loan and debt securities which were restructured at below market terms at December 31, 2002 and 2001 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

NET INVESTMENT INCOME

  ------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,
  ($ IN THOUSANDS)                              2002         2001         2000
  ------------------------------------------------------------------------------
  GROSS INVESTMENT INCOME
         Fixed maturities                     $276,818     $217,813     $163,091
         Joint ventures and partnerships        25,746       21,481       34,574
         Mortgage loans                         10,578       11,327       14,776
         Other                                   3,542        3,288        4,398
  ------------------------------------------------------------------------------
           Total gross investment income       316,684      253,909      216,839
  ------------------------------------------------------------------------------
   Investment expenses                           4,738        2,855        2,665
  ------------------------------------------------------------------------------
  Net investment income                       $311,946     $251,054     $214,174
  ------------------------------------------------------------------------------

                                       F-19

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

Net realized investment gains (losses) for the periods were as follows:

--------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                              2002         2001        2000
--------------------------------------------------------------------------------------------
REALIZED
       Fixed maturities                                     $(11,185)   $ 33,061    $(11,742)
       Joint ventures and partnerships                       (19,423)     (4,980)     (1,909)
       Mortgage Loans                                            (61)       (707)      3,825
       Other                                                      85      (1,230)      2,430
--------------------------------------------------------------------------------------------
         Total realized investment gains (losses)           $(30,584)   $ 26,144    $ (7,396)
--------------------------------------------------------------------------------------------

Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

--------------------------------------------------------------------------------------------
FOR THE YEAR ENDED DECEMBER 31,
($ IN THOUSANDS)                                               2002        2001        2000
--------------------------------------------------------------------------------------------
UNREALIZED
     Fixed maturities                                       $ 91,013    $ 14,761    $ 78,278
     Other invested assets                                    22,449     (16,182)      3,159
--------------------------------------------------------------------------------------------
         Total unrealized investment gains (losses)          113,462      (1,421)     81,437
     Related taxes                                            39,712        (497)     28,503
--------------------------------------------------------------------------------------------
     Change in unrealized investment gains (losses)           73,750        (924)     52,934
     Balance beginning of year                                12,698      13,622     (39,312)
--------------------------------------------------------------------------------------------
         Balance end of year                                $ 86,448    $ 12,698    $ 13,622
--------------------------------------------------------------------------------------------

3.  REINSURANCE

The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a
90%/10% quota share reinsurance program. Maximum retention of $2.5 million for universal life, and in excess of $25.0 million for term insurance is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million.

                                       F-20

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Total life insurance in-force ceded under reinsurance contracts was $29.3 billion and $23.8 billion at December 31, 2002 and 2001, including $6.0 million and $8.8 million, respectively to TIC. Total life insurance premiums ceded were
$14.9 million, $11.9 million and $8.9 million in 2002, 2001 and 2000, respectively. Ceded premiums paid to TIC were immaterial for these same periods.

The Company also reinsures the guaranteed minimum death benefit (GMDB) on its variable annuity product. Total variable annuity account balances with GMDB is
$7.1 billion, of which $4.9 billion or 69% is reinsured at December 31, 2002.
GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR totals $2.2 billion at December 31, 2002, of which $1.9 billion or 86% is reinsured. During 2002, substantially all new contracts written were not reinsured.

4.  DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE IN FORCE

The Company has two intangible, amortizable assets, DAC and the value of insurance in force. A summary of DAC follows:

                                  Traditional   Deferred
   ($ IN MILLIONS)                   Life       Annuity       UL        Total
   -----------------------------------------------------------------------------

   Beginning balance
   December 31, 2000                $36.8       $384.4      $158.3    $  579.5

   Commissions and expenses          18.4        202.9       103.0       324.3
   deferred
   Amortization expense              (7.5)       (75.8)       (6.1)      (89.4)

   -----------------------------------------------------------------------------
   Balance December 31, 2001         47.7        511.5       255.2       814.4

   Commissions and expenses          16.5        169.4       130.8       316.7
   deferred
   Amortization expense              (8.9)       (48.8)       (9.3)      (67.0)
   -----------------------------------------------------------------------------
   Balance December 31, 2002        $55.3       $632.1      $376.7    $1,064.1
   -----------------------------------------------------------------------------

The value of insurance in force totaled $12.5 million and $13.4 million at
December 31, 2002 and 2001, respectively, and was reported in other assets.
Amortization expense of value of insurance in force was insignificant for 2002 and 2001.

5.  DEPOSIT FUNDS AND RESERVES

At December 31, 2002 and 2001, the Company had $5.0 billion and $3.7 billion of life and annuity deposit funds and reserves, respectively. Of that total, $1.6 billion and $1.5 billion, respectively, were not subject to discretionary withdrawal based on contract terms. The remaining amounts were life and annuity products that were subject to discretionary withdrawal by the contractholders.
Included in the amounts that are subject to discretionary withdrawal were $2.4 billion and $1.6 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $.9 billion and $.6 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals with an average surrender charge of 4.2% and 4.9%, respectively. In the payout stage these funds are credited at significantly reduced credited rates. The remaining $.1 billion in 2002 is surrenderable without charge. The life insurance risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent for

                                       F-21

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

long-term policyholders. Insurance liabilities that are surrendered or withdrawn from the Company are reduced by outstanding policy loans and related accrued interest prior to payout.

6.  FEDERAL INCOME TAXES

The net deferred tax liabilities at December 31, 2002 and 2001 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

  ($ IN THOUSANDS)                                        2002          2001
  ------------------------------------------------------------------------------
  Deferred Tax Assets:
       Benefit, reinsurance and other reserves          $151,454      $180,468
       Other                                               2,286         1,904
  ------------------------------------------------------------------------------
           Total                                         153,740       182,372
  ------------------------------------------------------------------------------

  Deferred Tax Liabilities:
       Investments, net                                  (48,363)      (19,938)
       Deferred acquisition costs and value of
         insurance in force                             (303,652)     (231,454)
       Other                                              (1,075)       (1,071)
  ------------------------------------------------------------------------------
           Total                                        (353,090)     (252,463)
  ------------------------------------------------------------------------------

  Net Deferred Tax Liability                           $(199,350)     $(70,091)
  ------------------------------------------------------------------------------

TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup Inc. Federal income taxes are allocated to each member of the consolidated group, according to the Tax Sharing Agreement, on a separate return basis adjusted for credits and other amounts required by the
Agreement.

At December 31, 2002 and 2001, the Company had no ordinary or capital loss carryforwards.

The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately
$2.1 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not contemplated from this account. At current rates the maximum amount of such tax would be approximately $700 thousand.

7.  SHAREHOLDER'S EQUITY

SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

The Company's statutory net loss was $133.9 million, $73.4 million and $66.2 million for the years ended December 31, 2002, 2001 and 2000, respectively.

Statutory capital and surplus was $397 million and $407 million at December 31,
2002 and 2001, respectively.

                                       F-22

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Effective January 1, 2001, the Company began preparing its statutory basis financial statements in accordance with the National Association of Insurance
Commissioners' ACCOUNTING PRACTICES AND PROCEDURES MANUAL - VERSION EFFECTIVE
JANUARY 1, 2001, subject to any deviations prescribed or permitted by its domicilary insurance commissioner (see Note 1, Summary of Significant Accounting
Policies, Permitted Statutory Accounting Practices). The impact of this change on statutory capital and surplus was not significant.

The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. The Company does not have surplus available to pay dividends to TIC in 2003 without prior approval of the State of
Connecticut Insurance Department.

ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

Changes in each component of Accumulated Other Changes in Equity from Nonowner
Sources were as follows:

                                                                NET                         ACCUMULATED
                                                             UNREALIZED      DERIVATIVE    OTHER CHANGES
                                                           GAIN (LOSS) ON    INSTRUMENTS   IN EQUITY FROM
                                                             INVESTMENT      & HEDGING        NONOWNER
($ IN THOUSANDS)                                             SECURITIES      ACTIVITIES       SOURCES
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 1999                                     $(39,312)      $     --       $(39,312)
Unrealized gains on investment securities,
   net of tax of $25,914                                         48,127             --         48,127
Reclassification adjustment for losses
    included in net income, net of tax of $2,589                  4,807             --          4,807
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                    52,934             --         52,934
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2000                                       13,622             --         13,622
Cumulative effect of change in accounting for derivative
   instruments and hedging activities, net of tax of $33             --             62             62
Unrealized gains on investment securities,
   net of tax of $8,653                                          16,070             --         16,070
Reclassification adjustment for gains
    included in net income, net of tax of $(9,150)              (16,994)            --        (16,994)
Derivative instrument hedging activity gains, net of
    tax of $1,789                                                    --          3,324          3,324
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                      (924)         3,386          2,462
---------------------------------------------------------------------------------------------------------

BALANCE, DECEMBER 31, 2001                                       12,698          3,386         16,084
Unrealized gains on investment securities,
   net of tax of $29,008                                         53,871             --         53,871
Reclassification adjustment for losses
   included in net income, net of tax of $10,704                 19,879             --         19,879
Derivative instrument hedging activity gains, net of
   tax of $2,750                                                     --          5,107          5,107
---------------------------------------------------------------------------------------------------------
PERIOD CHANGE                                                    73,750          5,107         78,857
---------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2002                                     $ 86,448       $  8,493       $ 94,941
=========================================================================================================

                                       F-23

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

8.  BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFITS

The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2002, 2001 and 2000.

401(k) SAVINGS PLAN

Substantially all of the Company's employees are eligible to participate in a
401(k) savings plan sponsored by Citigroup. See Note 11. The Company's expenses in connection with the 401(k) savings plan were not significant in 2002, 2001 and 2000.

9.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions.
These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

                                       F-24

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the
Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters contracts to exchange foreign currency for
U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2002 and 2001:

                                        Year Ended          Year Ended
   ($ IN MILLIONS)                      December 31, 2002   December 31, 2001
   --------------------------------------------------------------------------
   Hedge ineffectiveness recognized
     related to fair value hedges             $(5.2)              $1.9
   Hedge ineffectiveness recognized
     related to cash flow hedges                1.1                (.4)

During the year ended December 31, 2002 the Company recorded a gain of $.3 million from discontinued forecasted transactions. During the year ended
December 31, 2001 there were no discontinued forecasted transactions.

Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2002 is not significant.

In 2000, these derivative financial instruments were treated as off-balance sheet instruments. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For swaps, options and forward contracts, credit risk is limited to the amount that it would cost the
Company to replace the contacts. Financial futures contracts and purchased listed option contracts have very little credit risk since organized exchanges are the counterparties.

The Company had interest rate and equity options, net of intercompany balances, with fair values of $161.7 million and $67.4 million, at December 31, 2002 and
2001, respectively.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2002 and 2001 were $23.9 million and
$0 respectively. The notional values of unfunded commitments were $35.5 million and $43.8 million at December 31, 2002 and 2001, respectively.

                                       F-25

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

The Company uses various financial instruments in the normal course of its business. Fair values of financial instruments that are considered insurance contracts are not required to be disclosed and are not included in the amounts discussed.

At December 31, 2002, investments in fixed maturities had a carrying value and a fair value of $4.5 billion compared with a carrying value and a fair value of
$3.4 billion at December 31, 2001. See Notes 1 and 2.

At December 31, 2002, mortgage loans had a carrying value of $134.1 million and a fair value of $148.0 million and at December 31, 2001 had a carrying value of
$125.6 million and a fair value of $131.6 million. In estimating fair value, the
Company used interest rates reflecting the current real estate financing market.

The carrying values of short-term securities were $475.4 million and $206.8 million in 2002 and 2001, respectively, which approximated their fair values.
Policy loans which are included in other invested assets had carrying values of
$27.4 million and $16.3 million in 2002 and 2001, respectively, which also approximated their fair values.

The carrying values of $151.5 million and $133.7 million of financial instruments classified as other assets approximated their fair values at
December 31, 2002 and 2001, respectively. The carrying values of $319.8 million and $208.1 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2002 and 2001, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

At December 31, 2002, contractholder funds with defined maturities had a carrying value of $2.7 billion and a fair value of $2.9 billion, compared with a carrying value of $1.9 billion and a fair value of $1.9 billion at December 31,
2001. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $1.1 billion and a fair value of $926 million at December 31, 2002, compared with a carrying value of $806 million and a fair value of $675 million at December 31, 2001. These contracts generally are valued at surrender value.

10.  COMMITMENTS AND CONTINGENCIES

LITIGATION

In the ordinary course of business, the Company is a defendant or co-defendant in various litigation matters incidental to and typical of the businesses in which it is engaged. In the opinion of the Company's management, the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on the Company's results of operations, financial condition or liquidity.

                                       F-26

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.  RELATED PARTY TRANSACTIONS

TIC handles banking functions, including payment of salaries and expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, data processing services, benefit management and administration, property management and investment technology services to the Company as of
December 31, 2002. At December 31, 2001 the majority of these services were provided by either Citigroup and its subsidiaries or TPC. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant in 2002, 2001 and 2000.

TIC maintains a short-term investment pool in which the Company participates.
The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2002 and 2001, the pool totaled approximately
$4.2 billion and $5.6 billion, respectively. The Company's share of the pool amounted to $356.0 million and $90.6 million at December 31, 2002 and 2001, respectively, and is included in short-term securities in the balance sheet.

At December 31, 2002 and 2001, the Company had investments in Tribeca Citigroup
Investments Ltd., an affiliate of the Company, in the amounts of $26.7 million and $34.0 million, respectively. Income of $1.9 million, $4.5 million and $7.2 million was earned on these investments in 2002, 2001 and 2000, respectively.
The Company also had investments in an affiliated joint venture, Tishman Speyer, in the amount of $24.1 million and $40.1 million at December 31, 2002 and 2001, respectively. Income of $19.8 million, $8.5 million and $6.8 million was earned on these investments in 2002, 2001 and 2000, respectively.

In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

At December 31, 2002 and 2001 the Company had outstanding loaned securities to
SSB in the amount of $10.2 million and $6.5 million, respectively.

The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2002 and 2001.

The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity
Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the
Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

The Company sold structured settlement annuities to its former property casualty insurance affiliates. Policy reserves and contractholder fund liabilities associated with these structured settlements were $607 million at December 31,
2001.

The Company distributes fixed and variable annuity products through its affiliate, Salomon Smith Barney (SSB). Premiums and deposits related to these products were $.8 billion, $1.2 billion and $1.6 billion in 2002, 2001 and 2000, respectively. The Company also markets term and universal life products through
SSB. Premiums related to such products were $87.2 million, $74.5 million and
$59.3 million in 2002, 2001 and 2000, respectively.

                                       F-27

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

The Company also distributes deferred annuity products through its affiliates
Primerica Financial Services (PFS), CitiStreet Retirement Services and Citibank,
N.A. (Citibank). Deposits received from PFS were $662 million, $738 million and
$844 million in 2002, 2001 and 2000, respectively. Deposits from Citibank and
CitiStreet Retirement Services were $117 million and $184 million respectively for 2002, $166 million and $136 million, respectively, for 2001, and $131 million and $220 million, respectively, for 2000.

The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup
Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2000 and 2001, Citigroup introduced the Citigroup 2000 Stock Purchase Plan and
Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income was insignificant in 2002,
2001 and 2000.

Prior to the IPO of TPC, most leasing functions for TIC and its subsidiaries, including the Company, were handled by its property casualty insurance subsidiaries. Rent expense related to these leases was shared by the companies on a cost allocation method based generally on estimated usage by department. In
2002, TIC sold its home office buildings in Hartford, Connecticut and now leases space from a third party. The Company's rent expense was insignificant in 2002,
2001 and 2000.

12.  RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

The following table reconciles net income to net cash used in operating activities:

  -------------------------------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31,                               2002          2001          2000
  ($ IN THOUSANDS)
  -------------------------------------------------------------------------------------------------
  Net Income                                                 $ 103,370     $ 115,160     $  90,905
     Adjustments to reconcile net income to cash used in
     operating activities:
         Realized (gains) losses                                30,584       (26,144)        7,396
         Deferred federal income taxes                          86,797        80,096        36,748
         Amortization of deferred policy acquisition costs      66,972        89,475        68,254
         Additions to deferred policy acquisition costs       (316,721)     (324,277)     (297,733)
         Investment income accrued                             (35,133)      (39,875)      (27,812)
         Insurance reserves                                     (9,000)      (14,382)      (18,487)
         Other                                                  72,190        11,398          (675)
  -------------------------------------------------------------------------------------------------
         Net cash used in operations                         $    (941)    $(108,549)    $(141,404)
  -------------------------------------------------------------------------------------------------

ITEM 9.  CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS ON ACCOUNTING AND
FINANCIAL DISCLOSURE.

     None.

                                       F-28

         INDEX TO FINANCIAL STATEMENTS AND FINANCIAL STATEMENT SCHEDULES

                                                                                               PAGE
The Travelers Life and Annuity Company
     Independent Auditors' Report                                                               F-1
     Statements of Income                                                                       F-2
     Balance Sheets                                                                             F-3
     Statements of Changes in Shareholder's Equity                                              F-4
     Statements of Cash Flows                                                                   F-5
     Notes to Financial Statements                                                              F-6

Independent Auditors' Report                                                                   F-30

Schedule I - Summary of Investments - Other than Investments in Related Parties 2002           F-31

Schedule III - Supplementary Insurance Information 2000-2002                                   F-32

Schedule IV - Reinsurance 2000-2002                                                            F-33

All other schedules are inapplicable for this filing.

                                      F-29

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of January 21, 2003, we reported on the balance sheets of The
Travelers Life and Annuity Company as of December 31, 2002 and 2001, and the
related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002, which are included in this Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002, and its methods of accounting for derivative instruments and hedging activities and for securitized financial assets in 2001.

/s/ KPMG LLP

Hartford, Connecticut
January 21, 2003

                                       F-30

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                ($ IN THOUSANDS)

-------------------------------------------------------------------------------------------------------
                                                                                      AMOUNT SHOWN IN
TYPE OF INVESTMENT                                              COST        VALUE     BALANCE SHEET (1)
-------------------------------------------------------------------------------------------------------

Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and
            authorities                                      $  470,768   $  486,651    $  486,651
         States, municipalities and political subdivisions       49,472       56,642        56,642
         Foreign governments                                     21,530       23,380        23,380
         Public utilities                                       425,661      398,706       398,706
         Convertible bonds and bonds with warrants attached      30,170       31,063        31,063
         All other corporate bonds                            3,381,892    3,518,725     3,518,725
-------------------------------------------------------------------------------------------------------
              Total Bonds                                     4,379,493    4,515,167     4,515,167
     Redeemable Preferred Stocks                                  4,595        5,132         5,132
-------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                               4,384,088    4,520,299     4,520,299
-------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                  2,599        1,937         1,937
-------------------------------------------------------------------------------------------------------
              Total Common Stocks                                 2,599        1,937         1,937
     Non-Redeemable Preferred Stocks                             12,340       12,558        12,558
-------------------------------------------------------------------------------------------------------
         Total Equity Securities                                 14,939       14,495        14,495
-------------------------------------------------------------------------------------------------------

Mortgage Loans                                                  134,078                    134,078
Policy Loans                                                     27,491                     27,491
Short-Term Securities                                           475,365                    475,365
Other Investments (2) (3)                                       303,621                    302,996
-------------------------------------------------------------------------------------------------------
         Total Investments                                   $5,339,582                 $5,474,724
=======================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to
    Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of
    $53,106 and $54,129, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

                                       F-31

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2000-2002
                                ($ IN THOUSANDS)

---------------------------------------------------------------------------------------------------------------
                                       FUTURE POLICY                                        BENEFITS, CLAIMS,
                                       BENEFITS, LOSSES,                   NET INVESTMENT   LOSSES AND
                 DEFERRED POLICY       CLAIMS AND LOSS       PREMIUM       INCOME           SETTLEMENT
                 ACQUISITION COSTS     EXPENSES (1)          REVENUE                        EXPENSES (2)
---------------------------------------------------------------------------------------------------------------

     2002           $1,064,118           $5,031,775          $42,893         $311,946         $275,123

     2001             $814,369           $3,665,426          $39,222         $251,054         $214,722

     2000             $579,567           $2,621,187          $33,941         $214,174         $155,982

---------------------------------------------------------

                                 OTHER
 AMORTIZATION OF DEFERRED        OPERATING     PREMIUMS
 POLICY ACQUISITION COSTS        EXPENSES      WRITTEN
---------------------------------------------------------

        $66,972                  $32,352       $42,893

        $89,475                  $23,404       $39,222

        $68,254                  $14,095       $33,941

(1) Includes contractholder funds.

(2) Includes interest credited on contractholder funds.

                                       F-32

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

                                   SCHEDULE IV
                                   REINSURANCE
                                ($ IN THOUSANDS)

----------------------------------------------------------------------------------------------------
                                                                ASSUMED                   PERCENTAGE
                                                 CEDED TO        FROM                     OF AMOUNT
                                    GROSS          OTHER         OTHER         NET         ASSUMED
                                    AMOUNT       COMPANIES     COMPANIES      AMOUNT       TO NET
----------------------------------------------------------------------------------------------------

2002
----

Life Insurance In Force            $35,807,212   $29,261,075     $  --       $6,546,137       --%
Premiums:
     Annuity                           $ 4,515       $    --     $  --          $ 4,515
     Individual life                    53,310        14,932        --           38,378
                                       -------       -------     -----          -------
         Total Premiums                $57,825       $14,932     $  --          $42,893       --%
                                       =======       =======     =====          =======

2001
----

Life Insurance In Force            $28,793,622   $23,818,768     $  --       $4,974,854       --%
Premiums:
     Annuity                           $ 3,319       $    --     $  --          $ 3,319
     Individual Life                    47,826        11,923                     35,903
                                       -------       -------     -----          -------
         Total Premiums                $51,145       $11,923     $  --          $39,222       --%
                                       =======       =======     =====          =======

2000
----

Life Insurance In Force            $21,637,160   $17,355,206     $  --       $4,281,954       --%
Premiums:
     Annuity                           $ 6,034       $    --     $  --          $ 6,034
     Individual life                    36,770         8,863        --           27,907
                                       -------       -------     -----          -------
         Total Premiums                $42,804       $ 8,863     $  --          $33,941       --%
                                       =======       =======     =====          =======

                                       F-33

  PART C

  Other Information

Item 24.	Financial Statements and Exhibits

(a)	The financial statements of the Registrant and the Report of Independent Auditors thereto are contained in the Registrant’s Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

Statement of Assets and Liabilities as of December 31, 2002
  Statement of Operations for the year ended December 31, 2002
  Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001
  Statement of Investments as of December 31, 2002
Notes to Financial Statements

The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Auditors, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

Statements of Income for the years ended December 31, 2002, 2001 and 2000
  Balance Sheets as of December 31, 2002 and 2001
  Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2002, 2001 and 2000
  Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000
Notes to Financial Statements

(b)	Exhibits

Exhibit Number	Description

1.	Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4 filed July 31, 1997.)

2.	Not Applicable.

3(a)	Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

3(b)	Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

4.	Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 filed January 23, 2002.)

5.	Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed November 4, 1997.)

6(a)	Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

6(b)	By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

7.	Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

8.	Participation Agreements. (Incorporated herein by reference to Exhibit h to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-69773 filed February 19, 2003.)

9.	Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Pre-Effective Amendment No. 1filed January 23, 2002.)

10.	Consent of KPMG LLP, Independent Auditors. Filed herewith.

11.	Not applicable.

12.	Not applicable.

13.	Computation of Total Return Calculations - Standardized and Non-Standardized. (Incorporated herein by reference to Exhibit 13 to Pre-Effective Amendment No. 1 filed January 23, 2002.)

15.	Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15 to the Registration Statement on Form N-4 filed April 17, 2000.)

Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William R. Hogan. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-32581 filed April 6, 2001.)

Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-72336 filed April 19, 2002.)

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Insurance Company

George C. Kokulis*	Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey*	Director, Executive Vice President, Chief Financial Officer, Chief Accounting Officer

Kathleen L. Preston*	Director and Executive Vice President

Edward W. Cassidy*	Senior Vice President

Madelyn J. Lankton*	Senior Vice President

Marla Berman Lewitus*	Director, Senior Vice President and General Counsel

Brendan Lynch*	Senior Vice President

Laura A. Pantaleo***	Senior Vice President

David A. Tyson*	Senior Vice President

F. Denney Voss*	Senior Vice President

David A. Golino*	Vice President and Controller

Donald R. Munson, Jr.*	Vice President

Mark Remington*	Vice President

Tim W. Still*	Vice President

Linn K. Richardson*	Second Vice President and Actuary

Paul Weissman*	Second Vice President and Actuary

Ernest J.Wright*	Vice President and Secretary

Kathleen A. McGah*	Assistant Secretary and Deputy General Counsel

  Principal Business Address:
*	The Travelers Insurance Company One Cityplace Hartford, CT 06103-3415	**	Citigroup Inc. 399 Park Avenue New York, N.Y. 10022

***	Travelers Financial Distributors 2 Tower Center East Brunswick, NJ 08816

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

  Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.

Item 27.	Number of Contract Owners

  As of February 28, 2003, 10,109 contract owners held qualified and non-qualified contracts offered by the Registrant.

Item 28.	Indemnification

  Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes (“C.G.S.”) regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation’s obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

  Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

  Rule 484 Undertaking

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by i t is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriter

(a)	Travelers Distribution LLC One Cityplace Hartford, CT 06103-3415

  Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

  The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)	Name and Principal Business Address*	Positions and Offices With Underwriter

	Kathleen L. Preston	Board of Manager

	Glenn D. Lammey	Board of Manager

	William F. Scully III	Board of Manager

	Donald R. Munson, Jr.	Board of Manager, President, Chief Executive Officer and Chief Operating Officer

	Tim W. Still	Vice President

	Anthony Cocolla	Vice President

	John M. Laverty	Treasurer and Chief Financial Officer

	Alison K. George	Chief Compliance Officer

	Ernest J. Wright	Secretary

	Kathleen A. McGah	Assistant Secretary

	William D. Wilcox	Assistant Secretary

*	The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)	Not Applicable

Item 30.	Location of Accounts and Records

(1)	The Travelers Life and Annuity Company

One Cityplace

Hartford, Connecticut 06103-3415

Item 31.	Management Services

  Not Applicable.

Item 32.	Undertakings

  The undersigned Registrant hereby undertakes:

(a)	To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b)	To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)	To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

  The Company hereby represents:

(a).	That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

  SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 24th day of April, 2003.

  THE TRAVELERS SEPARATE ACCOUNT PF II FOR VARIABLE ANNUITIES
  (Registrant)

  THE TRAVELERS LIFE AND ANNUITY COMPANY
  (Depositor)

By:	*GLENN D. LAMMEY

Glenn D. Lammey, Chief Financial Officer, Chief Accounting Officer

  As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 24th day of April, 2003.

*GEORGE C. KOKULIS (George C. Kokulis)	Director, President and Chief Executive Officer (Principal Executive Officer)

*GLENN D. LAMMEY (Glenn D. Lammey)	Director, Chief Financial Officer, Chief Accounting Officer (Principal Financial Officer)

*MARLA BERMAN LEWITUS (Marla Berman Lewitus)	Director

*KATHLEEN L. PRESTON (Kathleen L. Preston)	Director

  *By:    /s/Ernest J. Wright, Attorney-in-Fact

  EXHIBIT INDEX

Exhibit No.	Description	Method of Filing
10.	Consent of KPMG LLP, Independent Auditors.	Electronically